OMB APPROVAL
                                                        OMB Number: 3235-0578

                                                        Expires: April 30, 2010

                                                        Estimated average burden
                                                        hours per response:10.50


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-07142
-----------------------------------------------------------------

                                  GE FUNDS
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,INC.,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 09/30
                        ---------------------------

Date of reporting period: :  12/31/08
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

                               GE U.S. EQUITY FUND

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

                                                        NUMBER
                                                          OF
COMMON STOCK - 96.1%                                    SHARES       VALUE
-----------------------------------------------------  --------  -------------
Aerospace & Defense - 1.6%
CAE, Inc.                                               189,999  $   1,246,652
Hexcel Corp.                                             52,986        391,567(a)
Honeywell International, Inc.                            19,228        631,255
Rockwell Collins, Inc.                                   25,637      1,002,150
United Technologies Corp.                                18,036        966,730
                                                                     4,238,354
BEVERAGES - 3.0%
Pepsi Bottling Group, Inc.                               75,900      1,708,509
PepsiCo, Inc.                                           112,740      6,174,770
                                                                     7,883,279
BIOTECHNOLOGY - 6.3%
Amgen, Inc.                                             142,499      8,229,317(a,h)
Genentech, Inc.                                          65,381      5,420,739(a)
Gilead Sciences, Inc.                                    63,525      3,248,668(a)
                                                                    16,898,724
CAPITAL MARKETS - 4.8%
Ameriprise Financial, Inc.                               48,914      1,142,631
Bank of New York Mellon Corp.                            65,779      1,863,519
Charles Schwab Corp.                                     40,934        661,903
Goldman Sachs Group, Inc.                                54,227      4,576,217
State Street Corp.                                      115,857      4,556,656(e)
                                                                    12,800,926
CHEMICALS - 1.1%
Monsanto Co.                                             37,221      2,618,497
Praxair, Inc.                                             6,732        399,612
                                                                     3,018,109
COMMERCIAL BANKS - 1.3%
Lloyds TSB Group PLC ADR                                 26,989        207,815
SunTrust Banks, Inc.                                     42,800      1,264,312
US Bancorp.                                              33,732        843,637
Wells Fargo & Co.                                        42,169      1,243,142
                                                                     3,558,906
COMMERCIAL SERVICES & SUPPLIES - 1.2%
Corrections Corporation of America                       50,603        827,865(a)
Iron Mountain, Inc.                                      94,887      2,346,556(a)
                                                                     3,174,421
COMMUNICATIONS EQUIPMENT - 6.1%
Cisco Systems, Inc.                                     406,124      6,619,821(a)
Corning Inc.                                             93,836        894,257
QUALCOMM Inc.                                           180,223      6,457,390
Research In Motion Ltd.                                  59,974      2,433,745(a)
                                                                    16,405,213

COMPUTERS & PERIPHERALS - 2.2%
Dell, Inc.                                               48,912        500,859(a)
Hewlett-Packard Co.                                     101,999      3,701,544
International Business Machines Corp.                    18,216      1,533,059
                                                                     5,735,462
DIVERSIFIED FINANCIAL SERVICES - 4.0%
Bank of America Corp.                                    99,694      1,403,692
Citigroup, Inc.                                          94,451        633,766
CME Group Inc.                                           12,172      2,533,115
JP Morgan Chase & Co.                                   195,649      6,168,813
                                                                    10,739,386
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.0%
AT&T, Inc.                                               32,047        913,340
Verizon Communications, Inc.                             52,960      1,795,344
                                                                     2,708,684
ELECTRIC UTILITIES - 1.7%
American Electric Power Company, Inc.                    63,080      2,099,302
Edison International                                     55,996      1,798,592
FPL Group, Inc.                                          14,314        720,424
                                                                     4,618,318
ELECTRICAL EQUIPMENT - 0.6%
ABB Ltd. ADR                                             80,959      1,215,195
Emerson Electric Co.                                     12,918        472,928
                                                                     1,688,123
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.2%
Molex Inc. (Class A)                                     43,288        560,580

ENERGY EQUIPMENT & SERVICES - 3.5%
Halliburton Co.                                          48,238        876,967
Nabors Industries Ltd.                                   13,493        161,511(a)
National Oilwell Varco, Inc.                             14,505        354,502(a)
Schlumberger Ltd.                                        99,905      4,228,979
Transocean Ltd.                                          78,238      3,696,746(a)
                                                                     9,318,705
FOOD & STAPLES RETAILING - 1.3%
Wal-Mart Stores, Inc.                                    60,742      3,405,197

FOOD PRODUCTS - 2.1%
Archer-Daniels-Midland Co.                               11,806        340,367
General Mills, Inc.                                      10,047        610,355
Kraft Foods, Inc. (Class A)                              58,316      1,565,785
McCormick & Company, Inc.                                65,327      2,081,318
Nestle S.A. ADR                                          29,347      1,165,076
                                                                     5,762,901
HEALTHCARE EQUIPMENT & SUPPLIES - 3.4%
Baxter International, Inc.                               16,455        881,823
Boston Scientific Corp.                                 179,200      1,387,008(a)
Covidien Ltd.                                            48,676      1,764,018
Hologic, Inc.                                            79,609      1,040,490(a)

Medtronic, Inc.                                          75,598      2,375,289
Resmed, Inc.                                             42,415      1,589,714(a)
                                                                     9,038,342
HEALTHCARE PROVIDERS & SERVICES - 2.3%
Aetna, Inc.                                              38,690      1,102,665
Cardinal Health, Inc.                                    36,768      1,267,393
McKesson Corp.                                           28,355      1,098,189
UnitedHealth Group, Inc.                                 99,037      2,634,384
                                                                     6,102,631
HOTELS RESTAURANTS & LEISURE - 0.6%
Carnival Corp.                                           50,145      1,219,526
Darden Restaurants, Inc.                                 15,178        427,716
                                                                     1,647,242
HOUSEHOLD PRODUCTS - 2.0%
Clorox Co.                                               41,613      2,312,018
Colgate-Palmolive Co.                                     4,386        300,616
Kimberly-Clark Corp.                                     40,564      2,139,345
Procter & Gamble Co.                                      9,109        563,118
                                                                     5,315,097
INDUSTRIAL CONGLOMERATES - 0.9%
Textron, Inc.                                           177,487      2,461,745

INSURANCE - 3.3%
ACE Ltd.                                                 57,581      3,047,187
AON Corp.                                                28,335      1,294,343
Chubb Corp.                                              26,986      1,376,286
HCC Insurance Holdings, Inc.                             23,057        616,775
Marsh & McLennan Companies, Inc.                         15,517        376,598
MetLife, Inc.                                            35,416      1,234,602
Prudential Financial, Inc.                                4,386        132,720
Travelers Companies, Inc.                                16,866        762,343
                                                                     8,840,854
INTERNET SOFTWARE & SERVICES - 0.8%
Baidu.com ADR                                             2,910        379,959(a)
Google, Inc. (Class A)                                    5,397      1,660,387(a)
                                                                     2,040,346
IT SERVICES - 3.3%
Affiliated Computer Services, Inc. (Class A)             22,938      1,054,001(a)
Cognizant Technology Solutions Corp. (Class A)           51,632        932,474(a)
Paychex, Inc.                                           112,505      2,956,631
Visa, Inc. (Class A)                                      6,747        353,880
Western Union Co.                                       252,230      3,616,978
                                                                     8,913,964
LIFE SCIENCES TOOLS & SERVICES - 0.3%
Thermo Fisher Scientific, Inc.                           24,498        834,647(a)

MACHINERY - 1.2%
Deere & Co.                                              30,697      1,176,309
Eaton Corp.                                              16,192        804,904
ITT Corp.                                                27,423      1,261,184
                                                                     3,242,397

MEDIA - 6.1%
Comcast Corp. (Class A)                                 436,776      7,053,932
Liberty Global, Inc. (Series C)                          41,101        623,913(a)
Liberty Media Corp - Entertainment (Series A)            69,220      1,209,966(a)
Omnicom Group, Inc.                                     152,513      4,105,650
The Walt Disney Co.                                      27,999        635,297
Time Warner, Inc.                                       209,144      2,103,989
Viacom, Inc. (Class B)                                   30,356        578,585(a)
                                                                    16,311,332
METALS & MINING - 1.8%
Allegheny Technologies Inc.                              78,221      1,996,982
Barrick Gold Corp.                                       65,105      2,393,911
Freeport-McMoRan Copper & Gold, Inc.                     21,589        527,635
                                                                     4,918,528
MULTILINE RETAIL - 0.4%
Kohl's Corp.                                             16,866        610,549(a)
Target Corp.                                             15,854        547,439
                                                                     1,157,988
MULTI-UTILITIES - 1.3%
Dominion Resources, Inc.                                 75,725      2,713,984
PG&E Corp.                                               20,704        801,452
                                                                     3,515,436
OIL, GAS & CONSUMABLE FUELS - 7.1%
Apache Corp.                                             11,469        854,785
Chevron Corp.                                            12,067        892,596
ConocoPhillips                                            5,735        297,073
Devon Energy Corp.                                       31,331      2,058,760
Exxon Mobil Corp.                                       104,691      8,357,483(h)
Hess Corp.                                                8,096        434,269
Marathon Oil Corp.                                      130,926      3,582,135
Occidental Petroleum Corp.                                6,746        404,693
Southwestern Energy Co.                                  33,210        962,094(a)
Suncor Energy, Inc.                                      40,478        789,321
Valero Energy Corp.                                      19,563        423,343
                                                                    19,056,552
PERSONAL PRODUCTS - 0.9%
Alberto-Culver Co.                                       53,048      1,300,206
The Estee Lauder Cos. Inc. (Class A)                     38,793      1,201,031
                                                                     2,501,237
PHARMACEUTICALS - 5.9%
Abbott Laboratories                                      56,115      2,994,858
Bristol-Myers Squibb Co.                                184,504      4,289,718
Johnson & Johnson                                         7,421        443,998
Merck & Company, Inc.                                    51,378      1,561,891
Pfizer, Inc.                                            188,903      3,345,472
Wyeth                                                    84,351      3,164,006(h)
                                                                    15,799,943
PROFESSIONAL SERVICES - 0.3%
Monster Worldwide, Inc.                                  53,149        642,571(a)

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
CB Richard Ellis Group, Inc. (Class A)                   88,851        383,836(a)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.6%
Analog Devices, Inc.                                     22,600        429,852
Intel Corp.                                             358,425      5,254,511
Kla-Tencor Corp.                                         19,229        419,000
Lam Research Corp.                                       33,733        717,838(a)
MEMC Electronic Materials, Inc.                          18,215        260,110(a)
Microchip Technology Inc.                                18,555        362,379
National Semiconductor Corp.                             32,045        322,693
Taiwan Semiconductor Manufacturing Company Ltd. ADR     101,196        799,450
Texas Instruments Inc.                                   71,851      1,115,128
                                                                     9,680,961
SOFTWARE - 4.0%
Intuit, Inc.                                             77,435      1,842,179(a)
Microsoft Corp.                                         395,526      7,689,025(h)
Oracle Corp.                                             60,717      1,076,512(a)
                                                                    10,607,716
SPECIALTY RETAIL - 3.0%
Bed Bath & Beyond, Inc.                                 163,877      4,165,753(a)
Lowe's Companies, Inc.                                  115,967      2,495,610
O'Reilly Automotive, Inc.                                13,210        406,075(a)
Staples, Inc.                                            57,161      1,024,325
                                                                     8,091,763
TOBACCO - 0.2%
Altria Group, Inc.                                       43,850        660,381

WIRELESS TELECOMMUNICATION SERVICES - 1.3%
American Tower Corp. (Class A)                           23,724        695,588(a)
NII Holdings, Inc. (Class B)                            120,031      2,182,164(a)
Vodafone Group PLC ADR                                   30,359        620,538
                                                                     3,498,290

TOTAL COMMON STOCK                                                 257,779,087
 (COST $345,739,869)

EXCHANGE TRADED FUNDS - 2.3%

Financial Select Sector SPDR Fund                        88,494      1,116,794(o)
Industrial Select Sector SPDR Fund                      213,975      5,024,133(o)

TOTAL EXCHANGE TRADED FUNDS                                          6,140,927
 (COST $8,639,390)

OTHER INVESTMENTS - 0.0%*

GEI Investment Fund                                                     71,149(k)
 (COST $129,363)

TOTAL INVESTMENTS IN SECURITIES                                    263,991,163
 (COST $354,508,622)

SHORT-TERM INVESTMENTS - 1.9%

SHORT-TERM INVESTMENTS - 1.7%
GE Money Market Fund Institutional Class
 1.02%                                                               4,429,793(d,p)

                                                                   PRINCIPAL
                                                                    AMOUNT
                                                                 -------------
TIME DEPOSIT - 0.2%
State Street Corp.
 0.01%                                                 01/02/09     $  485,000       485,000(e)

TOTAL SHORT-TERM INVESTMENTS                                                       4,914,793
 (COST $4,914,793)

TOTAL INVESTMENTS                                                                268,905,956
 (COST $359,423,415)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.3)%                                 (700,797)
                                                                                ------------
NET ASSETS - 100.0%                                                             $268,205,159
                                                                                ============

OTHER INFORMATION

The GE U.S. Equity Fund had the following long futures contracts open at December 31, 2008 (unadited):

                                                                  NUMBER
                                                     EXPIRATION     OF         CURRENT      UNREALIZED
                    DESCRIPTION                         DATE     CONTRACT  NOTIONAL VALUE  APPRECIATION
---------------------------------------------------  ----------  --------  --------------  ------------
S&P 500 Index Futures                                March 2009     5        $  1,125,125     $   7,950

                               GE TAX EXEMPT FUND

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

                                                                 PRINCIPAL
                                                                  AMOUNT        VALUE
                                                                -----------  -----------
MUNICIPAL BONDS AND NOTES - 92.7%

ARKANSAS - 1.1%
Arkansas Housing Development Agency
 8.38%                                                07/01/11  $   315,000  $   366,474(l)

CALIFORNIA - 5.1%
City of San Diego CA
 8.88%                                                02/01/11      110,000      118,084(l)
Los Angeles Department of Water & Power
(Series A) (AMBAC Insured)
 5.00%                                                07/01/37    1,000,000      917,040(n)
Sacramento Municipal Utility District
 6.80%                                                10/01/19       48,000       57,579(l)
 9.00%                                                04/01/13      520,000      590,190(l)
                                                                               1,682,893

COLORADO - 0.7%
City of Colorado Springs Co.
 8.50%                                                11/15/11       55,000       60,951(l)
Denver City & County Co.
 7.00%                                                08/01/10      155,000      165,219(l)
                                                                                 226,170

CONNECTICUT - 7.4%

City of New Haven (AMBAC Insured)
 5.38%                                                12/01/12    1,000,000    1,065,180(h,n)
Connecticut State Health & Educational
Facility Authority
 7.00%                                                07/01/12      265,000      288,153(l)
Town of Fairfield CT
 5.00%                                                01/01/21    1,000,000    1,087,520
                                                                               2,440,853

FLORIDA - 6.5%
City of Gainesville
 8.13%                                                10/01/14      130,000      150,388(l)
City of Tampa FL (Series A)
 5.00%                                                10/01/26      615,000      612,804
Jacksonville Health Facilities Authority
 11.50%                                               10/01/12      200,000      267,628(l)
North Broward Hospital District
 5.25%                                                01/15/12      740,000      797,831(m)
State of Florida
 10.00%                                               07/01/14      235,000      291,048(l)
                                                                               2,119,699

GEORGIA - 5.7%
Columbus Medical Center Hospital Authority
 7.75%                                                07/01/10       95,000      100,113(l)
Metropolitan Atlanta Rapid Transit Authority
 7.00%                                                07/01/11      415,000      448,109(l)

Municipal Electric Authority of Georgia (Series A)
 5.25%                                                01/01/19    1,000,000    1,023,410
Private Colleges & Universities Authority (Series A)
6.00%                                                 06/01/11      315,000      310,360
                                                                               1,881,992

HAWAII - 1.7%
State of Hawaii (FSA Insured)
 5.75%                                                02/01/14      500,000      567,225(n)

ILLINOIS - 1.6%
Chicago Metropolitan Water Reclamation
District-Greater Chicago (Series D)

5.00%                                                 12/01/10      500,000      527,765

INDIANA - 2.8%
Indiana Toll Road Commission
 9.00%                                                01/01/15      580,000      714,740(l)
Purdue University (Series P)
 5.25%                                                07/01/11      200,000      214,930
                                                                                 929,670

IOWA - 1.7%
Muscatine IA
 9.70%                                                01/01/13      485,000      558,104(l)

MAINE - 1.7%
University of Maine (FSA Insured)
 5.38%                                                03/01/12      500,000      546,805(n)

MARYLAND - 1.7%
County of Prince Georges MD (FSA Insured)
 5.50%                                                05/15/12      500,000      549,370(n)

MASSACHUSETTS - 1.7%
Commonwealth of Massachusetts (Series A)
(FSA Insured)
 5.25%                                                12/15/12      500,000      552,685(n)
Massachusetts Port Authority
 13.00%                                               07/01/13      175,000      222,656(l)
                                                                                 775,341

MICHIGAN - 1.4%
Detroit MI (Series A) (FSA Insured)
 5.25%                                                07/01/22      500,000      452,255(n)

MINNESOTA - 0.3%
Western Minnesota Municipal Power Agency
 6.63%                                                01/01/16      100,000      114,406(l)

MISSISSIPPI - 1.7%
State of Mississippi
 5.50%                                                09/01/14      500,000      568,145

NEW JERSEY - 9.9%
Atlantic County Improvement Authority (MBIA Insured)
 7.40%                                                07/01/16      175,000      210,413(l,n)

Atlantic County Improvement Authority
(Series A) (AMBAC Insured)
 7.40%                                                03/01/12      235,000      255,050(l,n)
New Jersey Economic Development Authority (Series Y)
 4.50%                                                09/01/26      500,000      434,325
New Jersey St. Transit Corp. (AMBAC Insured)
 5.50%                                                09/15/11      500,000      532,070(n)
New Jersey State Turnpike Authority (AMBAC Insured)
 6.50%                                                01/01/16       40,000       46,370(n)
 6.50%                                                01/01/16      210,000      243,113(l,n)
New Jersey Transportation Trust Fund Authority
 (Series C) (FSA Insured)
 5.75%                                                12/15/12      500,000      548,405(n)
State of New Jersey (Series A)
 5.00%                                                06/15/23    1,000,000      975,870
                                                                               3,245,616

NEW YORK - 6.7%
New York State Dormitory Authority
 6.50%                                                12/01/21      500,000      383,890
 7.38%                                                07/01/16      535,000      634,590(l)
New York State Dormitory Authority (Series B)
 7.50%                                                05/15/11       50,000       55,488
 7.50%                                                05/15/11       55,000       57,636(m)
New York State Urban Development Corp/NY (Series D)
 5.50%                                                 01/01/19    1,000,000    1,062,350
                                                                                2,193,954

NORTH CAROLINA - 2.2%

City of Greensboro
 5.25%                                                06/01/23      500,000      532,300
North Carolina Municipal Power Agency
No 1 Catawba
 10.50%                                               01/01/10      175,000      182,337(l)
                                                                                 714,637

OHIO - 0.2%
Ohio State Water Development Authority
(Series I) (AMBAC Insured)
 7.00%                                                12/01/09       80,000       81,767(l,n)

PENNSYLVANIA - 8.7%
Allegheny County Hospital Development Authority
 5.00%                                                11/15/28      500,000      252,125
 7.38%                                                07/01/12      260,000      285,467(l)
City of Philadelphia (MBIA Insured)
 6.25%                                                08/01/12      250,000      277,930(n)
City of Philadelphia (Series B) (MBIA Insured)
 7.00%                                                05/15/20      360,000      434,682(l,n)
Delaware River Port Authority Pa & N J
 6.50%                                                01/15/11      120,000      126,274(l)
Pennsylvania Higher Educational Facilties
Authority (Series A)
 5.50%                                                08/15/18      500,000      508,555
Philadelphia Authority for Industrial Development
 5.25%                                                09/01/36      500,000      330,175
Pittsburgh Urban Redevelopment
Authority (FGIC Insured)
 7.25%                                                09/01/14      560,000      630,426(l,n)
                                                                               2,845,634

PUERTO RICO - 0.4%
Puerto Rico Aqueduct & Sewer Authority
 10.25%                                               07/01/09      115,000      117,328(l)

RHODE ISLAND - 1.5%
Rhode Island Health & Educational
Building Corp. (Series A)
 6.25%                                                09/15/34      500,000      495,525

SOUTH CAROLINA - 1.5%
Charleston Educational Excellence Finance Corp.
 5.25%                                                12/01/27      500,000      485,965
Grand Strand Water & Sewer Authority (FSA Insured)
 5.38%                                                06/01/13      500,000      547,630(n)
                                                                               1,033,595

TEXAS - 5.6%

North Texas Tollway Authority (Series A)
 5.63%                                                01/01/33      500,000      431,635
Texas Municipal Gas Acquisition & Supply Corp. II
 1.72%                                                09/15/17    1,680,000    1,392,670(i)
                                                                               1,824,305

VIRGINIA - 3.7%
Virginia Housing Development Authority (Series D)
 4.45%                                                07/01/11      295,000      290,339
Virginia Public School Authority (Series A)
 4.50%                                                08/01/28    1,000,000      908,900
                                                                               1,199,239

WISCONSIN - 7.1%
State of Wisconsin (Series A)
 6.60%                                                07/01/11      525,000      588,866(l)
State of Wisconsin (Series A) (FGIC Insured)
 5.25%                                                07/01/16    1,500,000    1,732,695(m,n)
                                                                               2,321,561

TOTAL BONDS AND NOTES                                                         30,380,328
 (COST $30,777,807)

OTHER INVESTMENTS - 0.0%*

GEI Investment Fund                                                                3,100(k)
 (COST $5,636)

TOTAL INVESTMENT IN SECURITIES                                                30,383,428
 (COST $30,783,443)

SHORT-TERM INVESTMENTS - 6.0%

SHORT-TERM INVESTMENTS - 4.5%

GE Money Market Fund Institutional Class
 1.02%                                                                         1,461,599(d,p)

                                                                  PRINCIPAL
                                                                   AMOUNT
                                                                 -----------
TIME DEPOSITS - 1.5%
State Street Corp.
 0.01%                                                01/02/09   $  500,000  $   500,000(e)

TOTAL SHORT-TERM INVESTMENTS                                                   1,961,599
 (COST $1,961,599)

TOTAL INVESTMENTS                                                             32,345,027
 (COST $32,745,042)

OTHER ASSETS AND LIABILITIES, NET - 1.3%                                         437,393
                                                                             -----------
NET ASSETS  - 100.0%                                                         $32,782,420
                                                                             ===========

                          GE SHORT-TERM GOVERNMENT FUND

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

                                                                            PRINCIPAL
                                                                              AMOUNT        VALUE
                                                                           -----------  ------------

BONDS AND NOTES - 98.5%

U.S. TREASURIES - 36.3%
U.S. Treasury Notes
 1.25%                                                11/30/10             $14,899,900  $  15,059,925
 1.75%                                                11/15/11               7,263,200      7,428,874
 4.75%                                                02/15/10                 910,000        953,331
 4.88%                                                08/15/09              16,100,000     16,549,045
                                                                                           39,991,175

FEDERAL AGENCIES - 39.0%
Federal Home Loan Mortgage Corp.
 5.13%                                                04/18/11              15,900,000     17,173,193(h)
Federal National Mortgage Assoc.
 2.88%                                                10/12/10              25,000,000     25,786,475
                                                                                           42,959,668

AGENCY MORTGAGE BACKED - 9.9%
Federal Home Loan Mortgage Corp.
 7.00%                                                02/01/12 - 04/01/36      235,202        246,210(h)
 7.50%                                                01/01/16 - 08/01/30      243,853        258,050(h)
 8.50%                                                10/01/10 - 11/01/20       99,062        105,155(h)
Federal National Mortgage Assoc.
 3.19%                                                05/01/33                 249,499        243,692(h,i)
 4.28%                                                06/01/33                  68,857         69,156(h,i)
 4.67%                                                12/01/32 - 07/01/33      259,736        259,682(h,i)
 4.90%                                                06/01/33                  46,978         47,048(h,i)
 5.02%                                                07/01/33                  22,892         22,994(h,i)
 5.10%                                                06/01/33                  25,920         25,554(h,i)
 5.29%                                                06/01/33                 186,243        187,664(h,i)
 5.67%                                                05/01/37               1,805,349      1,848,954(h,i)
 7.00%                                                03/01/17 - 04/01/38    4,195,639      4,405,167(h)
 7.50%                                                06/01/11 - 05/01/34    1,106,693      1,171,725(h)
 8.00%                                                03/01/22 - 11/01/33      172,084        182,101(h)
 8.50%                                                02/01/18 - 07/01/31      445,559        479,069(h)
 9.00%                                                03/01/11 - 03/01/31      518,725        566,030(h)
 9.50%                                                09/01/21                  60,952         67,257(h)
 9.75%                                                02/01/21                  90,003         98,858(h)
Government National Mortgage Assoc.
 7.00%                                                12/15/18 - 05/15/32      262,860        277,424(h)
 7.50%                                                02/15/09 - 01/15/25      254,799        269,533(h)
 8.00%                                                07/15/17                  92,200         98,624(h)
 9.00%                                                08/15/09 - 12/15/09        4,487          4,515(h)
 9.50%                                                12/15/09                   1,536          1,546(h)
                                                                                           10,936,008

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 10.5%
Federal Home Loan Mortgage Corp.
 1.55%                                                12/15/30                 401,129        394,235(i)
 3.25%                                                07/15/23                  49,662         49,613(h)
 5.00%                                                11/15/22 - 07/15/28    1,832,321      1,841,895(h)

 5.50%                                                12/25/29               1,065,032      1,090,908
 6.50%                                                02/15/14                 449,132         41,043(g,h,s)
 8.00%                                                01/15/34                 185,140        186,832(h)
Federal Home Loan Mortgage Corp. (Class A)
 5.00%                                                07/15/31               3,325,188      3,373,790
Federal National Mortgage Assoc.
 0.10%                                                05/25/18              14,987,880         40,752(g,h,i,s)
 0.92%                                                01/25/31               1,711,375      1,669,980(i)
 1.41%                                                07/25/44               3,366,313        109,875(g,h,s)
 5.00%                                                08/25/21 - 08/25/29    1,049,891      1,071,551(h)
 5.50%                                                06/25/25                 184,732        186,984(h)
 6.25%                                                04/25/33               1,111,780      1,139,057(h)
Federal National Mortgage Assoc. (Class A)
 5.00%                                                02/25/22                  61,566         62,639
Federal National Mortgage Assoc. REMIC
 5.50%                                                02/25/31                 391,559        391,890(h)
                                                                                          11,651,044

ASSET BACKED - 2.5%
Countrywide Asset-Backed Certificates
 0.58%                                                06/25/35                 211,700        198,474(i)
GSAMP Trust
 0.58%                                                05/25/36                 394,644        327,554(b,i)
 0.62%                                                12/25/35                 182,890        174,898(i)
Providian Master Note Trust (Class A)
 1.23%                                                01/15/13               2,000,000      1,988,267(i,q)
Residential Asset Securities Corp. (Class A)
 1.11%                                                11/25/33                  91,097         55,182(i)
                                                                                            2,744,375

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.3%
Crusade Global Trust (Class A)
 2.04%                                                09/18/34                 124,937        120,888(i)
JP Morgan Alternative Loan Trust
 0.53%                                                08/25/36                 120,709        115,065(i)
Residential Accredit Loans Inc.
 0.77%                                                03/25/34                  77,371         57,759(i)
                                                                                              293,712

TOTAL BONDS AND NOTES                                                                     108,575,982
 (COST $107,577,207)

OTHER INVESTMENTS - 0.1%

GEI Investment Fund                                                                            80,012(k)
 (COST $145,477)

TOTAL INVESTMENT IN SECURITIES                                                            108,655,994
 (COST $107,722,684)

SHORT-TERM INVESTMENTS - 0.9%

GE Money Market Fund Institutional Class
 1.02%                                                                                        964,662(d,p)
 (COST $964,662)

TOTAL INVESTMENTS                                                                         109,620,656
 (COST $108,687,346)

OTHER ASSETS AND LIABILITIES, NET - 0.5%                                                      591,616
                                                                                        -------------
NET ASSETS - 100.0%                                                                     $ 110,212,272
                                                                                        =============

                              GE FIXED INCOME FUND

             Schedule of Investments - December 31, 2008 (unaudited)

                                                                              Principal
                                                                               Amount       Value
                                                                             ----------  --------------
BONDS AND NOTES - 103.0%

U.S. Treasuries - 13.4% U.S. Treasury Bonds
 4.38%                                                  02/15/38           $  2,208,800  $    2,958,412
 4.50%                                                  05/15/38              1,316,400       1,796,681
U.S. Treasury Notes
 1.25%                                                  11/30/10                182,500         184,460
 2.00%                                                  11/30/13              1,046,700       1,073,849
 3.13%                                                  08/31/13              5,173,100       5,577,652
 3.50%                                                  02/15/18                 44,000          48,703
 3.63%                                                  10/31/09              2,113,000       2,168,631
 3.75%                                                  11/15/18              1,063,800       1,204,254
 4.00%                                                  08/15/18              1,123,000       1,296,802
 4.50%                                                  11/15/10                 27,000          28,989
 4.63%                                                  11/15/09                120,000         124,355
                                                                                             16,462,788

FEDERAL AGENCIES - 10.8%
Federal Home Loan Banks
 5.00%                                                  11/17/17                500,000         573,250
Federal Home Loan Mortgage Corp.
 4.13%                                                  12/21/12 - 09/27/13   3,116,000       3,342,900
 4.88%                                                  02/09/10              2,280,000       2,374,173(h)
 5.13%                                                  11/17/17              2,500,000       2,896,638
Federal National Mortgage Assoc.
 3.63%                                                  02/12/13                788,000         833,955
 3.88%                                                  07/12/13              3,084,000       3,272,732
                                                                                             13,293,648

AGENCY MORTGAGE BACKED - 35.9%
Federal Home Loan Mortgage Corp.
 4.50%                                                  06/01/33 - 02/01/35     313,616         318,378(h)
 5.00%                                                  07/01/35 - 10/01/35     477,939         488,840(h)
 5.50%                                                  05/01/20 - 03/01/38   1,250,177       1,282,655(h)
 6.00%                                                  04/01/17 - 11/01/37   1,815,827       1,874,353(h)
 6.50%                                                  01/01/27 - 08/01/36     564,175         587,847(h)
 7.00%                                                  10/01/16 - 08/01/36     171,413         179,041(h)
 7.50%                                                  11/01/09 - 09/01/33      41,712          44,203(h)
 8.00%                                                  11/01/30                 17,432          18,497(h)
 8.50%                                                  04/01/30 - 05/01/30      39,008          42,112(h)
 9.00%                                                  12/01/16                  9,145           9,938(h)
 9.50%                                                  04/01/21                    739             812(h)
 5.50%                                                  TBA                   3,915,000       4,006,760(c)
Federal National Mortgage Assoc.
 4.00%                                                  05/01/19 - 06/01/19     286,086         290,774(h)
 4.50%                                                  05/01/18 - 02/01/35     831,963         851,701(h)
 4.50%                                                  02/01/20                 43,372          44,449(h,q)
 5.00%                                                  07/01/20 - 08/01/35   1,028,738       1,052,922(h)
 5.25%                                                  04/01/37                148,303         151,007(i)
 5.47%                                                  04/01/37                  9,912          10,109(i)

 5.50%                                                  03/01/14 - 04/01/38   1,960,970       2,019,556(h)
 5.50%                                                  06/01/20                 44,107          45,569(h,q)
 5.50%                                                  04/01/37                135,203         138,191(i)
 5.52%                                                  04/01/37                 55,236          56,479(i)
 5.54%                                                  04/01/37                129,146         132,005(i)
 5.57%                                                  04/01/37                158,125         161,791(i)
 5.62%                                                  03/01/37                 12,412          12,680(i)
 5.67%                                                  05/01/37                 94,781          97,070(i)
 5.69%                                                  04/01/37                117,973         120,871(i)
 5.71%                                                  04/01/37                 60,357          61,841(i)
 6.00%                                                  09/01/14 - 03/01/38   3,248,741       3,351,950(h)
 6.00%                                                  10/01/34 - 03/01/35     162,181         167,342(h,q)
 6.01%                                                  10/01/37                206,360         212,260(i)
 6.50%                                                  08/01/17 - 08/01/36   2,406,874       2,507,414(h)
 6.50%                                                  10/01/34 - 12/01/34      38,689          40,297(h,q)
 7.00%                                                  08/01/13 - 06/01/36     692,689         731,242(h)
 7.00%                                                  10/01/34                  8,356           8,796(h,q)
 7.50%                                                  12/01/09 - 03/01/34     205,331         217,267(h)
 8.00%                                                  12/01/12 - 11/01/33      86,615          91,745(h)
 8.50%                                                  05/01/31                  6,400           6,917(h)
 9.00%                                                  06/01/09 - 12/01/22      22,661          24,333(h)
 4.50%                                                  TBA                   2,140,000       2,166,634(c)
 5.00%                                                  TBA                   6,641,000       6,792,187(c)
 5.50%                                                  TBA                   3,143,000       3,221,575(c)
 6.00%                                                  TBA                   4,364,000       4,510,710(c)
 6.50%                                                  TBA                     444,000         461,066(c)
 7.00%                                                  TBA                     335,000         350,703(c)
Government National Mortgage Assoc.
 4.50%                                                  08/15/33 - 09/15/34     573,892         585,765(h)
 6.00%                                                  04/15/27 - 09/15/36     286,599         296,630(h)
 6.50%                                                  04/15/19 - 08/15/36     475,414         497,230(h)
 6.50%                                                  02/15/24 - 08/15/34      71,333          74,693(h,q)
 7.00%                                                  03/15/12 - 10/15/36     167,774         175,256(h)
 7.00%                                                  01/15/28 - 06/15/34      37,108          39,169(h,q)
 7.50%                                                  01/15/23 - 10/15/33      78,864          83,617(h)
 7.50%                                                  09/15/23 - 01/15/28       6,667           7,065(h,q)
 8.00%                                                  12/15/29 - 02/15/30       2,090           2,228(h)
 9.00%                                                  11/15/16 - 12/15/21      68,243          72,953(h)
 5.50%                                                  TBA                   3,300,000       3,397,970(c)
                                                                                             44,195,465

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 2.7%
Collateralized Mortgage Obligation Trust (Class B)
 13.38%                                                 11/01/18                  3,982           2,963(d,f,h)
Federal Home Loan Mortgage Corp.
 4.50%                                                  11/15/13 - 03/15/19     481,332          28,543(g,h,s)
 4.66%                                                  09/15/36                      -               -(g,i,s)
 5.00%                                                  04/15/14 - 12/01/34   2,590,820         230,289(g,h,s)
 5.00%                                                  05/15/38                112,311         108,530
 5.29%                                                  06/15/36              2,414,261         192,899(g,i,s)
 5.46%                                                  05/15/36 - 11/15/36   1,146,272         102,227(g,i,s)
 5.50%                                                  04/15/17 - 06/15/33     451,174          65,583(g,h,s)
 5.56%                                                  05/15/37                520,745          45,418(g,i,s)
 5.81%                                                  02/15/38                529,677          46,375(g,i,s)
 6.11%                                                  09/15/35                445,993          50,473(g,i,s)
 7.50%                                                  01/15/16                 23,419          24,229(h)
 7.50%                                                  07/15/27                  3,362             525(g,h,s)
 8.00%                                                  04/15/20                  1,382           1,457(h)

 8.00%                                                  02/01/23 - 07/01/24       8,931           1,879(g,h,s)
 8.56%                                                  12/15/33                148,420         135,884(h,i)
 18.98%                                                 11/15/37                304,884         265,868(d,f)
 55.02%                                                 09/25/43              1,433,684           7,062(d,g,h,i,s)
Federal Home Loan Mortgage STRIPS
 5.44%                                                  08/01/27                  2,089           1,787(d,f,h)
Federal National Mortgage Assoc.
 1.19%                                                  12/25/42                325,918          10,176(g,h,i,s)
 4.00%                                                  02/25/28                 10,417          10,412(h)
 4.50%                                                  05/25/18                 98,217           4,435(g,h,s)
 4.75%                                                  11/25/14                 56,716           1,235(g,h,s)
 5.00%                                                  08/25/17 - 02/25/32     505,487          52,590(g,h,s)
 5.00%                                                  10/25/35 - 08/25/38     304,538         298,928
 5.50%                                                  01/25/33                145,942         147,043
 6.03%                                                  04/25/38                638,561          47,171(g,i,s)
 6.53%                                                  10/25/29                347,729          28,097(g,h,i,s)
 7.13%                                                  09/25/42                765,235          96,183(g,h,i,s)
 7.23%                                                  08/25/16                157,183           7,875(g,h,i,s)
Federal National Mortgage Assoc. (Class 1)
 4.50%                                                  09/01/35 - 01/01/36     941,655         153,731(g,s)
 5.00%                                                  05/25/38                300,913          45,609(g,s)
 10.04%                                                 11/01/34                386,552         349,401(d,f,h)
Federal National Mortgage Assoc. (Class 2)
 5.00%                                                  09/01/33 - 03/25/38   1,069,144         129,533(g,s)
 5.50%                                                  12/01/33                 84,569          10,001(g,s)
Federal National Mortgage Assoc. REMIC
 4.50%                                                  11/25/13                 31,240             127(g,h,s)
 5.00%                                                  10/25/22                131,349           7,985(g,h,s)
 15.57%                                                 03/25/31                296,716         321,002(h,i)
Federal National Mortgage Assoc. REMIC (Class B)
 3.03%                                                  12/25/22                  3,028           2,779(d,f,h)
Federal National Mortgage Assoc. REMIC (Class K)
 8.00%                                                  05/25/22                     16             326(g,h,s)
Federal National Mortgage Assoc. STRIPS (Class 2)
 4.50%                                                  08/01/35                287,582          45,127(g,s)
 5.00%                                                  08/01/34              2,299,046         271,934(g,h,s)
 7.50%                                                  11/01/23                 34,597           6,402(g,h,s)
 8.00%                                                  08/01/23 - 07/01/24      18,947           3,408(g,h,s)
 8.50%                                                  03/01/17 - 07/25/22       9,453           1,889(g,h,s)
 9.00%                                                  05/25/22                  3,158             727(g,h,s)
                                                                                              3,366,117

ASSET BACKED - 5.6%
Accredited Mortgage Loan Trust (Class A)
 1.70%                                                  07/25/34                151,489          55,769(d,h,i)
American Express Credit Account Master Trust (Class B)
 1.31%                                                  08/15/11              1,998,437       1,990,005(b,i)
Bear Stearns Asset Backed Securities Trust (Class A)
 1.77%                                                  01/25/34                 36,593          26,354(d,h,i)
Capital Auto Receivables Asset Trust (Class A)
 1.98%                                                  01/15/10                215,701         210,544(b,h,i)
Carmax Auto Owner Trust
 4.35%                                                  03/15/10                 34,418          34,318(h)
Chase Funding Mortgage Loan Asset-Backed Certificates
 1.90%                                                  03/25/32                 32,273          20,536(d,h,i)
 5.75%                                                  05/25/32                 37,575          15,857(h,i)
Countrywide Asset-Backed Certificates
 1.83%                                                  05/25/33                  3,937           3,492(d,i)

Countrywide Asset-Backed Certificates (Class 2)
 1.07%                                                  06/25/33                  1,457             813(i)
Countrywide Asset-Backed Certificates (Class A)
 0.14%                                                  03/25/33                126,954          79,156(d,i)
 1.03%                                                  08/25/32                 20,049           8,137(h,i)
Discover Card Master Trust I (Class A)
 1.23%                                                  04/17/12              1,000,000         957,680(h,i)
Fleet Home Equity Loan Trust (Class A)
 1.70%                                                  01/20/33                114,939          67,864(i)
Ford Credit Floorplan Master Owner Trust (Class A)
 1.38%                                                  06/15/11                800,000         772,337(i)
GSAMP Trust
 1.55%                                                  12/25/35                264,825         253,253(d,i)
Long Beach Mortgage Loan Trust
 1.68%                                                  09/25/35              1,020,810         882,814(d,i)
Mid-State Trust
 7.54%                                                  07/01/35                 12,758          11,938(h,q)
Nissan Auto Lease Trust
 1.27%                                                  02/15/13                591,000         539,103(i)
Peco Energy Transition Trust
 6.52%                                                  12/31/10                181,000         182,393(h)
Residential Asset Mortgage Products Inc.
 1.64%                                                  03/25/34                  1,620           1,529(d,h,i)
Residential Asset Mortgage Products Inc. (Class A)
 1.03%                                                  06/25/32                 21,965          15,731(i)
Residential Asset Securities Corp.
 1.90%                                                  07/25/32                  7,710           3,880(d,h,i)
Residential Asset Securities Corp. (Class A)
 1.05%                                                  06/25/33                 31,560          18,485(h,i)
 4.16%                                                  07/25/30                 17,825          17,233(h,i)
Swift Master Auto Receivables Trust (Class A)
 1.30%                                                  06/15/12              1,000,000         680,589(h,i)
Wachovia Asset Securitization, Inc. (Class A)
 1.62%                                                  06/25/34                 50,790          40,848(d,h,i)
Wells Fargo Home Equity Trust
 3.97%                                                  05/25/34                 61,439          60,558(h,i)
                                                                                              6,951,216

CORPORATE NOTES - 25.3%
Abbott Laboratories
 5.88%                                                  05/15/16                227,000         245,856
AES Ironwood LLC
 8.86%                                                  11/30/25                325,402         283,099(h)
American Railcar Industries, Inc.
 7.50%                                                  03/01/14                100,000          66,000(h)
ARAMARK Corp.
 8.50%                                                  02/01/15                300,000         271,500(h)
ArcelorMittal USA
 6.50%                                                  04/15/14                 34,000          24,175
Archer-Daniels-Midland Co.
 6.45%                                                  01/15/38                236,000         239,105(h)
Arizona Public Service Co.
 6.25%                                                  08/01/16                 95,000          76,387(h)
AT&T, Inc.
 5.60%                                                  05/15/18                162,000         164,939
 6.40%                                                  05/15/38                358,000         383,483
 6.70%                                                  11/15/13                184,000         194,915
BAC Capital Trust VI
 5.63%                                                  03/08/35                224,000         188,179(h)

Baker Hughes Inc.
 7.50%                                                  11/15/18                105,000         116,409
Bank of America Corp.
 4.88%                                                  01/15/13                700,000         689,564
 5.75%                                                  12/01/17                615,000         614,041
 8.00%                                                  12/29/49                 57,000          40,999(h,i)
Bear Stearns Companies Inc.
 5.85%                                                  07/19/10                173,000         174,760(h)
 6.95%                                                  08/10/12                355,000         368,693(h)
 BellSouth Corp.
 6.55%                                                  06/15/34                 24,000          24,336(h)
Berkshire Hathaway Finance Corp.
 5.00%                                                  08/15/13                495,000         503,534
Bristol-Myers Squibb Co.
 5.45%                                                  05/01/18                144,000         149,095
 5.88%                                                  11/15/36                 85,000          90,393(h)
Cardinal Health, Inc.
 5.50%                                                  06/15/13                120,000         113,441(h)
Cargill Inc.
 5.20%                                                  01/22/13                240,000         219,863(b,h)
 6.00%                                                  11/27/17                214,000         191,882(b,h)
Carolina Power & Light Co.
 5.15%                                                  04/01/15                101,000         101,259(h)
 5.70%                                                  04/01/35                 58,000          58,891(h)
 6.13%                                                  09/15/33                 64,000          68,576(h)
Cellco Partnership
 7.38%                                                  11/15/13                127,000         133,995(b)
Century Aluminum Co.
 7.50%                                                  08/15/14                301,000         173,075
Chesapeake Energy Corp.
 7.25%                                                  12/15/18                301,000         234,780(h)
Citigroup, Inc.
 6.50%                                                  08/19/13                650,000         655,906
Clarendon Alumina Production Ltd.
 8.50%                                                  11/16/21                100,000          59,000(b,h)
CME Group Inc.
 5.40%                                                  08/01/13                297,000         295,016
Community Health Systems, Inc.
 8.88%                                                  07/15/15                300,000         276,000(h)
Consolidated Edison Company of New York, Inc.
 5.85%                                                  04/01/18                241,000         242,683(h)
Constellation Brands, Inc.
 7.25%                                                  05/15/17                303,000         286,335(h)
COX Communications Inc.
 6.25%                                                  06/01/18                255,000         226,336(b,h)
 7.13%                                                  10/01/12                100,000          95,702(h)
 7.75%                                                  11/01/10                145,000         142,320(h)
Credit Suisse
 6.00%                                                  02/15/18                256,000         235,091(h)
CSC Holdings Inc.
 8.50%                                                  06/15/15                301,000         264,880(b,h)
CSX Transportation, Inc.
 9.75%                                                  06/15/20                 82,000          92,949(h)
CVS/Caremark Corp.
 5.75%                                                  06/01/17                118,000         111,093(h)
Diageo Capital PLC
 5.20%                                                  01/30/13                117,000         115,130

Dominion Resources, Inc.
 6.30%                                                  09/30/66                331,000         148,950(h,i)
Dover Corp.
 6.50%                                                  02/15/11                 80,000          81,778(h)
DP World Ltd.
 6.85%                                                  07/02/37                100,000          51,507(b,h)
Duke Energy Carolinas LLC
 5.38%                                                  01/01/09                 60,000          60,000(h)
Duke Energy Indiana, Inc.
 6.35%                                                  08/15/38                179,000         201,472
Duke Realty LP
 6.25%                                                  05/15/13                117,000          80,539
Dynegy Holdings, Inc.
 7.50%                                                  06/01/15                300,000         210,000
Echostar DBS Corp.
 7.75%                                                  05/31/15                302,000         256,700
EI Du Pont de Nemours & Co.
 4.88%                                                  04/30/14                125,000         123,312(h)
 6.00%                                                  07/15/18                253,000         265,722
Empresa Energetica de Sergipe / S.A. de
Eletrificacao da Paraiba
 10.50%                                                 07/19/13                103,000          90,640(b,h)
EOG Resources, Inc.
 5.88%                                                  09/15/17                214,000         217,250
 6.88%                                                  10/01/18                170,000         185,412
Ford Motor Credit Company LLC
 7.88%                                                  06/15/10                301,000         240,854
General Dynamics Corp.
 5.25%                                                  02/01/14                158,000         161,922
Georgia-Pacific LLC
 9.50%                                                  12/01/11                309,000         292,005
GlaxoSmithKline Capital Inc.
 4.85%                                                  05/15/13                117,000         117,358
 6.38%                                                  05/15/38                294,000         332,171
Goldman Sachs Group, Inc.
 5.25%                                                  10/15/13                178,000         163,520
 6.15%                                                  04/01/18                122,000         117,237
 6.60%                                                  01/15/12                385,000         379,866(h)
GTE Corp.
 7.51%                                                  04/01/09                145,000         145,534(h)
Halliburton Co.
 5.90%                                                  09/15/18                 80,000          84,401
Harrah's Operating Company Inc.
 10.00%                                                 12/15/18                 51,000          18,615(b)
 10.75%                                                 02/01/16                227,000          64,695(b)
 HCA Inc.
 9.25%                                                  11/15/16                302,000         277,085
Hewlett-Packard Co.
 5.50%                                                  03/01/18                118,000         119,089
Hexion US Finance Corp.
 9.75%                                                  11/15/14                260,000          74,100
Honeywell International, Inc.
 5.30%                                                  03/01/18                332,000         338,732
Host Hotels & Resorts LP (REIT)
 6.38%                                                  03/15/15                450,000         335,250
HSBC Bank USA N.A.
 4.63%                                                  04/01/14                 75,000          69,488
 7.00%                                                  01/15/39                250,000         276,346
HSBC Capital Funding LP (Series 1)
 9.55%                                                  12/29/49                173,000         137,068(b,h,i)

HSBC Finance Corp.
 6.75%                                                  05/15/11                125,000         124,458
IIRSA Norte Finance Ltd.
 8.75%                                                  05/30/24                291,891         210,162(b,h)
Independencia International Ltd.
 9.88%                                                  05/15/15                 54,000          29,700(b)
ING Capital Funding TR III
 8.44%                                                  12/29/49                190,000          95,629(i)
ING Groep N.V.
 5.78%                                                  12/29/49                 79,000          33,835(i)
Ingersoll-Rand Global Holding Company Ltd.
 6.88%                                                  08/15/18                119,000         113,802
Intergen N.V.
 9.00%                                                  06/30/17                202,000         165,640(b)
International Business Machines Corp.
 7.63%                                                  10/15/18                100,000         119,920
Interoceanica IV Finance Ltd.
 6.51%                                                  11/30/25                157,478          53,306(b,d)
 7.07%                                                  11/30/18                160,000          80,336(b,d)
Iron Mountain, Inc.
 8.00%                                                  06/15/20                301,000         241,553
John Deere Capital Corp.
 4.50%                                                  04/03/13                229,000         219,211(h)
Johnson & Johnson
 5.85%                                                  07/15/38                294,000         355,195
JP Morgan Chase & Co.
 6.40%                                                  05/15/38                183,000         216,482
 7.00%                                                  11/15/09                235,000         237,483(h)
Kellogg Co.
 5.13%                                                  12/03/12                108,000         107,964
Kimberly-Clark Corp.
 7.50%                                                  11/01/18                 61,000          71,831
Kraft Foods, Inc.
 6.75%                                                  02/19/14                 60,000          62,266
Kroger Co.
 6.15%                                                  01/15/20                300,000         295,987
Lippo Karawaci Finance BV
 8.88%                                                  03/09/11                175,000         108,595
LyondellBasell Industries AF SCA
 8.38%                                                  08/15/15                310,000           7,750(b)
Markel Corp.
 7.35%                                                  08/15/34                 64,000          43,389
McDonald's Corp.
 5.80%                                                  10/15/17                116,000         124,047
 6.30%                                                  03/01/38                164,000         180,893
Mediacom LLC / Mediacom Capital Corp.
 9.50%                                                  01/15/13                480,000         362,400(h)
Merck & Company, Inc.
 5.75%                                                  11/15/36                 60,000          63,181
Merrill Lynch & Company, Inc.
 6.05%                                                  08/15/12                119,000         117,403
 6.88%                                                  04/25/18                246,000         257,322
MetLife, Inc. (Series A)
 6.82%                                                  08/15/18                630,000         600,013
Metropolitan Life Global Funding I
 4.25%                                                  07/30/09                155,000         151,664(b)
Midamerican Energy Holdings Co.
 6.13%                                                  04/01/36                135,000         125,529

Mizuho Financial Group Cayman Ltd.
 8.38%                                                  12/29/49                100,000          93,193
Morgan Stanley
 5.05%                                                  01/21/11                250,000         240,124
 6.00%                                                  04/28/15                200,000         172,546
Morgan Stanley (Series F)
 6.63%                                                  04/01/18                100,000          87,729
Munich Re America Corp. (Series B)
 7.45%                                                  12/15/26                115,000         120,391(h)
Nakilat Inc.
 6.07%                                                  12/31/33                100,000          67,022(b,h)
New York Life Global Funding
 5.38%                                                  09/15/13                124,000         122,733(b)
NGPL PipeCo LLC
 7.12%                                                  12/15/17                121,000         108,923(b)
Norfolk Southern Corp.
 8.63%                                                  05/15/10                185,000         187,663(h)
Northern States Power
 6.25%                                                  06/01/36                115,000         121,447(h)
NorthWestern Corp.
 5.88%                                                  11/01/14                298,000         274,802(h)
NRG Energy, Inc.
 7.38%                                                  02/01/16                300,000         279,000
Oncor Electric Delivery Co.
 5.95%                                                  09/01/13                302,000         281,654(b)
OPTI Canada Inc.
 8.25%                                                  12/15/14                160,000          86,400
Oracle Corp.
 5.75%                                                  04/15/18                 46,000          48,115
Pacific Gas & Electric Co.
 5.80%                                                  03/01/37                120,000         124,465
Parker Hannifin Corp.
 5.50%                                                  05/15/18                181,000         174,986
Pemex Finance Ltd.
 9.03%                                                  02/15/11                136,350         139,077(h)
Pemex Project Funding Master Trust
 5.75%                                                  03/01/18                 50,000          44,125(b)
 7.88%                                                  02/01/09                 61,000          61,058
PepsiCo, Inc.
 5.00%                                                  06/01/18                364,000         377,295
 7.90%                                                  11/01/18                126,000         154,432
Pitney Bowes, Inc.
 3.88%                                                  06/15/13                137,000         129,619
Potomac Edison Co.
 5.35%                                                  11/15/14                112,000          97,607(h)
Potomac Electric Power Co.
 7.90%                                                  12/15/38                 46,000          51,239
President and Fellows of Harvard College
 5.00%                                                  01/15/14                100,000         103,153(b)
Procter & Gamble Co.
 4.60%                                                  01/15/14                120,000         125,748
 5.50%                                                  02/01/34                 61,000          63,720
Public Service Company of Colorado
 7.88%                                                  10/01/12                200,000         210,332(h)
Puget Sound Energy, Inc. (Series A)
 6.97%                                                  06/01/67                215,000          96,750(i)
Rogers Communications, Inc.
 6.80%                                                  08/15/18                304,000         307,171

Royal Bank of Scotland Group PLC
 5.00%                                                  10/01/14                 25,000          21,430
Sabine Pass LNG LP
 7.25%                                                  11/30/13                110,000          80,300
 7.50%                                                  11/30/16                175,000         126,000
Safeway, Inc.
 6.25%                                                  03/15/14                 36,000          36,187
Security Benefit Life Insurance
 8.75%                                                  05/15/16                 25,000          18,198(b,t)
Seitel, Inc.
 9.75%                                                  02/15/14                      -               -
Skandinaviska Enskilda Banken AB
 7.50%                                                  03/29/49                250,000         231,012(b,h,i)
Southern California Edison Co.
 5.50%                                                  08/15/18                292,000         305,283
Sprint Capital Corp.
 7.63%                                                  01/30/11                104,000          86,840(h)
Standard Bank London Holdings PLC for NAK Naftogaz
Ukrainy
 8.13%                                                  09/30/09                300,000         133,500
Standard Chartered Bank Hong Kong Ltd.
 4.38%                                                  12/03/14                210,000         188,454
Telecom Italia Capital S.A.
 6.20%                                                  07/18/11                189,000         167,738
Telefonica Emisiones SAU
 5.86%                                                  02/04/13                150,000         145,807
 6.22%                                                  07/03/17                177,000         174,380
Tenneco, Inc.
 8.63%                                                  11/15/14                301,000         114,380
Terex Corp.
 8.00%                                                  11/15/17                310,000         263,500
Tesco PLC
 5.50%                                                  11/15/17                100,000          92,701(b)
Textron Inc.
 6.50%                                                  06/01/12                119,000         102,723
The Travelers Companies, Inc.
 5.80%                                                  05/15/18                120,000         115,601
Thomson Reuters Corp.
 5.95%                                                  07/15/13                238,000         221,585
 6.50%                                                  07/15/18                117,712         107,041
TIAA Global Markets Inc.
 4.95%                                                  07/15/13                169,000         167,143(b)
Time Warner Cable, Inc.
 6.20%                                                  07/01/13                198,000         187,287
 6.75%                                                  07/01/18                238,000         229,148
 8.75%                                                  02/14/19                186,000         202,244
TNK-BP Finance S.A.
 6.63%                                                  03/20/17                100,000          48,000(b)
TransCanada Pipelines Ltd.
 6.50%                                                  08/15/18                166,000         162,856
Transocean, Inc.
 6.00%                                                  03/15/18                116,000         105,653
UBS Preferred Funding Trust I
 8.62%                                                  10/29/49                150,000          90,622(i)
Union Electric Co.
 6.70%                                                  02/01/19                 68,000          61,960
United Technologies Corp.
 6.13%                                                  07/15/38                136,000         147,802

Verizon Communications, Inc.
 6.90%                                                  04/15/38                120,000         135,030
 8.75%                                                  11/01/18                186,000         218,219
Verizon Global Funding Corp.
 7.25%                                                  12/01/10                241,000         252,655
Verizon Pennsylvania, Inc.
 8.35%                                                  12/15/30                 80,000          78,134(h)
Walgreen Co.
 4.88%                                                  08/01/13                433,000         445,930
Wal-Mart Stores, Inc.
 5.80%                                                  02/15/18                184,000         203,605
 6.20%                                                  04/15/38                178,000         194,747
Wells Fargo & Co.
 5.63%                                                  12/11/17                 55,000          57,380
Westar Energy, Inc.
 7.13%                                                  08/01/09                140,000         138,729(h)
Westlake Chemical Corp.
 6.63%                                                  01/15/16                259,000         150,220(h)
Wyeth
 5.50%                                                  03/15/13                285,000         290,306
XTO Energy, Inc.
 6.38%                                                  06/15/38                 93,000          82,184
 6.50%                                                  12/15/18                155,000         150,044
                                                                                             31,084,306

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 8.2%
Banc of America Commercial Mortgage Inc.
 5.32%                                                  09/10/47                 50,000          40,662(h)
Banc of America Commercial Mortgage Inc. (Class A)
 5.49%                                                  02/10/51                560,000         409,730(h)
Banc of America Commercial Mortgage Inc. (Class C)
 5.70%                                                  04/10/49                100,000          18,037(h,i,q)
Banc of America Funding Corp.
 5.72%                                                  03/20/36                110,647          20,096(h,i,q)
 5.76%                                                  02/20/36                187,975          45,133(h,i,q)
Banc of America Mortgage Securities Inc. (Class B)
 5.35%                                                  01/25/36                107,427          35,518(h,i)
 5.55%                                                  02/25/36                 88,641          38,197(h,i)
Bear Stearns Commercial Mortgage Securities
 5.41%                                                  03/11/39                 93,396          81,572(h,i)
 5.48%                                                  10/12/41                305,000         248,898(h)
 5.53%                                                  10/12/41                305,000         212,480(h)
 5.71%                                                  06/11/40                170,000         132,367
 6.02%                                                  02/14/31                121,160         120,781(h,i)
Bear Stearns Commercial Mortgage Securities (Class A)
 5.92%                                                  06/11/50                295,000         146,849
Bear Stearns Commercial Mortgage Securities (Class D)
 5.99%                                                  09/11/42                 40,000           5,512(h,i,q)
Citigroup Commercial Mortgage Trust
 5.70%                                                  12/10/49                180,000         135,681(i)
 6.10%                                                  12/10/49                 50,000          38,604
Commercial Mortgage Loan Trust
 6.02%                                                  12/10/49                300,000         217,003
Countrywide Alternative Loan Trust
 5.97%                                                  05/25/36                 38,806             388(h,i,q)
 6.00%                                                  03/25/36 - 08/25/36     191,538           3,942(h,q)
Countrywide Alternative Loan Trust (Class B)
 6.00%                                                  05/25/36 - 08/25/36     132,154           2,520(h,q)

Countrywide Asset-Backed Certificates
 1.68%                                                  11/25/35                757,861         640,213(d,h,i)
Credit Suisse Mortgage Capital Certificates (Class C)
 5.65%                                                  02/25/36                 82,219          12,046(h,i,q)
Crusade Global Trust (Class A)
 2.04%                                                  09/18/34                 29,029          28,088(h,i)
CS First Boston Mortgage Securities Corp.
 1.38%                                                  03/15/35              3,800,361          53,913(h,i,q)
 5.25%                                                  08/25/34                 64,076          58,632(h)
 5.34%                                                  10/25/35                102,441          13,830(h,i,q)
 6.13%                                                  04/15/37                224,440         213,616(h)
 15.81%                                                 07/15/37              2,937,061          42,342(d,h,i,q)
GMAC Commercial Mortgage Securities Inc.
 6.47%                                                  04/15/34                124,375         121,583(h)
GMAC Commercial Mortgage Securities Inc. (Class X)
 15.72%                                                 12/10/41              4,362,999          50,888(d,h,i,q)
Greenwich Capital Commercial Funding Corp.
 5.12%                                                  04/10/37                305,528         277,323(h)
Impac CMB Trust (Class A)
 1.66%                                                  10/25/35              1,004,920         473,962(d,h,i)
Indymac INDA Mortgage Loan Trust
 5.15%                                                  01/25/36                 71,733             941(h,i,q)
Indymac INDA Mortgage Loan Trust (Class B)
 5.15%                                                  01/25/36                 71,646          33,903(h,i,q)
Interstar Millennium Trust (Class A)
 2.20%                                                  03/14/36                 22,231          21,316(i)
JP Morgan Chase Commercial Mortgage Securities Corp.
 1.11%                                                  01/12/39              2,690,476          45,411(h,i,q)
 5.44%                                                  06/12/47                200,000         144,315
 5.72%                                                  02/15/51                280,000         195,569
 6.06%                                                  02/15/51                390,000         183,142(i)
 6.07%                                                  02/12/51                330,000         233,806
 6.20%                                                  02/12/51                 60,000           9,113(i,q)
 6.47%                                                  11/15/35                215,752         208,744(h)
LB-UBS Commercial Mortgage Trust
 1.00%                                                  01/15/36              1,413,538          45,528(d,h,q)
 4.06%                                                  09/15/27                301,956         292,843(h,i)
 5.86%                                                  07/15/40                170,000         120,959(i)
 6.23%                                                  03/15/26                 44,547          44,204(h)
 15.64%                                                 01/18/12              3,954,392          54,191(d,h,i,q)
 26.09%                                                 03/15/36              3,134,559          54,243(d,h,i,q)
 27.04%                                                 02/15/40              3,545,352          40,720(d,h,i,q)
LB-UBS Commercial Mortgage Trust (Class A)
 6.13%                                                  12/15/30                289,600         277,831(h)
 LB-UBS Commercial Mortgage Trust (Class B)
 6.65%                                                  07/14/16                 66,000          60,137(b,h)
LB-UBS Commercial Mortgage Trust (Class F)
 6.24%                                                  07/15/40                105,000          16,289(i,q)
Lehman Brothers Floating Rate Commercial Mortgage
Trust
 1.37%                                                  10/15/17                283,335         237,578(b,i)
MASTR Alternative Loans Trust
 5.00%                                                  08/25/18                131,724          12,469(g,h,s)
Merrill Lynch Mortgage Trust (Class A)
 5.61%                                                  05/12/39                319,000         274,813(h,i)
Merrill Lynch/Countrywide Commercial Mortgage Trust
 5.42%                                                  08/12/48                175,000          79,577
MLCC Mortgage Investors Inc.
 5.38%                                                  02/25/36                 94,112           2,823(h,i)

Morgan Stanley Capital I
 5.28%                                                  12/15/43                117,000          95,854
 5.33%                                                  12/15/43                117,000          88,019
 5.39%                                                  11/12/41                341,000          97,859(h,i)
 5.44%                                                  02/12/44                119,000          81,433(b)
 5.45%                                                  02/12/44                 60,000          44,502(i)
 5.69%                                                  04/15/49                600,000         450,272(h,i)
 5.88%                                                  06/11/49                210,000         155,583
 7.11%                                                  04/15/33                421,483         419,893(h,i)
Morgan Stanley Capital I (Class A)
 5.36%                                                  02/12/44                225,000         178,228
 5.81%                                                  12/12/49                 80,000          59,905
Morgan Stanley Dean Witter Capital I
 7.20%                                                  10/15/33                 55,400          55,124(h)
Morgan Stanley Dean Witter Capital I (Class A)
 6.54%                                                  02/15/31                 16,659          16,446(h)
MortgageIT Trust (Class 1)
 1.66%                                                  05/25/35                917,325         430,049(d,i)
Puma Finance Ltd. (Class A)
 1.63%                                                  03/25/34                 91,546          80,645(h,i)
 4.94%                                                  10/11/34                 59,780          52,158(h,i)
Residential Accredit Loans Inc.
 6.00%                                                  01/25/36                173,464          11,059(h,q)
 6.01%                                                  01/25/36                 98,154           7,429(h,i,q)
Residential Funding Mortgage Securities I
 5.75%                                                  01/25/36                 97,073          23,117(h)
 5.75%                                                  01/25/36                 96,987          25,259(h,q)
Structured Asset Securities Corp. (Class X)
 2.13%                                                  02/25/28                 94,052               3(i,q)
Thornburg Mortgage Securities Trust (Class A)
 1.15%                                                  04/25/43                 81,126          70,585(i)
Wachovia Bank Commercial Mortgage Trust
 5.74%                                                  06/15/49                550,000         403,014(h,i)
Wachovia Bank Commercial Mortgage Trust (Class A)
 5.42%                                                  01/15/45                280,000         218,354(i)
Wachovia Bank Commercial Mortgage Trust (Class E)
 5.90%                                                  02/15/51                335,000          50,976(i,q)
WaMu Mortgage Pass Through Certificates
 1.74%                                                  01/25/45                151,353          70,697(d,i)
Wells Fargo Mortgage Backed Securities Trust
 5.39%                                                  08/25/35                261,746         161,419(h,i)
 5.50%                                                  01/25/36                102,993          33,653(h)
Wells Fargo Mortgage Backed Securities Trust (Class B)
 5.50%                                                  03/25/36                229,999          57,369(h)
                                                                                             10,069,775

SOVEREIGN BONDS - 1.1%
Banco Nacional de Desenvolvimento Economico e Social
 6.37%                                                  06/16/18                200,000         190,000(b,h)
Government of Brazil
 8.00%                                                  01/15/18                117,000         131,040(h)
Government of Canada
 7.50%                                                  09/15/29                185,000         262,774
Government of Indonesia
 6.88%                                                  01/17/18                100,000          83,000(b)
 7.75%                                                  01/17/38                100,000          83,000(b)
Government of Jamaica
 8.00%                                                  06/24/19                100,000          70,000

Government of Manitoba Canada
 4.90%                                                  12/06/16                130,000         142,958
Government of Pakistan
 6.75%                                                  02/19/09                150,000         144,075
Government of Panama
 6.70%                                                  01/26/36                115,000         103,500
Government of Venezuela
 5.38%                                                  08/07/10                 60,000          46,650
 9.00%                                                  05/07/23                 70,600          28,240
Republic of Turkey
 7.00%                                                  03/11/19                100,000          96,500
                                                                                              1,381,737

TOTAL BONDS AND NOTES                                                                       126,805,052
  (COST $134,676,465)

OTHER INVESTMENTS - 0.3%

GEI Investment Fund                                                                             382,854(k)
 (COST $696,099)

TOTAL INVESTMENT IN SECURITIES                                                              127,187,906
 (COST $135,372,564)

SHORT-TERM INVESTMENTS - 16.2%

GE Money Market Fund Institutional Class
 1.02%                                                                                       19,936,644(d,p)
 (COST $19,936,644)

TOTAL INVESTMENTS                                                                           147,124,550
 (COST $155,309,208)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (19.5)%                                         24,026,265)

                                                                                         --------------
NET ASSETS - 100.0%                                                                      $  123,098,285
                                                                                         ==============

OTHER INFORMATION

The GE Fixed Income Fund had the following long futures contracts open at December 31, 2008 (unaudited):

                                                                                                     UNREALIZED
                                                                         NUMBER OF     CURRENT      APPRECIATION/
DESCRIPTION                                             EXPIRATION DATE  CONTRACTS  NOTIONAL VALUE   DEPRECIATION
------------------------------------------------------  ---------------  ---------  --------------  -------------
2Yr. U.S. Treasury Notes  Futures                         March 2009       66        $  14,392,125      $  99,694

The GE Fixed Income Fund had the following Short futures contracts open at December 31, 2008 (unaudited):

                                                                                                     UNREALIZED
                                                                         NUMBER OF     CURRENT      APPRECIATION/
DESCRIPTION                                             EXPIRATION DATE  CONTRACTS  NOTIONAL VALUE   DEPRECIATION
------------------------------------------------------  ---------------  ---------  --------------  -------------
10Yr. U.S. Treasury Notes  Futures                        March 2009        35       $ (4,401,250)  $      39,357
                                                                                                    -------------
                                                                                                    $     139,050
                                                                                                    =============

                              GE GLOBAL EQUITY FUND

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

                                            NUMBER
                                              OF
                                            SHARES         VALUE
                                           ---------    -----------
COMMON STOCK - 96.8%

AUSTRALIA - 1.7%
Brambles Ltd.                                 74,036    $   383,005
CSL Ltd.                                       6,753        158,666
Paladin Energy Ltd.                           73,639        127,326 (a)
                                                            668,997

BRAZIL - 1.0%
Petroleo Brasileiro S.A. ADR                  19,476        397,505

CANADA - 1.5%
CAE, Inc.                                     34,264        224,818
Potash Corporation of Saskatchewan             3,195        233,938
Research In Motion Ltd.                        4,045        164,146 (a)
                                                            622,902

CHILE - 0.8%
Sociedad Quimica y Minera de                  12,876        314,046
Chile S.A. ADR (Series B)

CHINA - 0.4%
Baidu.com ADR                                  1,324        172,875 (a)

FINLAND - 0.5%
Nokia Oyj                                     12,273        189,367

FRANCE - 6.4%
Accor S.A.                                     2,529        123,427
BNP Paribas                                    6,589        277,061
Eutelsat Communications                        8,662        203,486
France Telecom S.A.                            9,913        275,040
Groupe Danone                                 10,395        623,932
Veolia Environnement                          18,264        563,610
Vivendi                                       14,575        471,348
                                                          2,537,904

GERMANY - 3.1%
Bayer AG                                      11,524        665,586
Gerresheimer AG                               14,310        387,886
Linde AG                                       2,111        175,623
                                                          1,229,095

HONG KONG - 1.0%
China Travel International Inv.            2,056,000        400,578

INDIA - 1.5%
Educomp Solutions Ltd.                         2,524        123,869
ICICI Bank Ltd.                               16,690        153,334
ITC Ltd.                                      88,440        311,500
                                                            588,703

JAPAN - 15.8%
East Japan Railway Co.                            42        319,228
Japan Steel Works Ltd.                        49,000        664,865
Japan Tobacco Inc.                               106        344,953
Jupiter Telecommunications Company Ltd.        1,156      1,193,619
Mitsubishi Estate Company Ltd.                34,000        542,725
Mitsubishi UFJ Financial Group, Inc.         127,855        774,323
Nintendo Company Ltd.                          2,000        744,622
Nomura Holdings, Inc.                         75,000        603,144
Shiseido Company Ltd.                         20,000        402,648
Sumitomo Metal Industries Ltd.                97,000        232,201
Toyota Motor Corp.                            14,900        477,490
                                                          6,299,818

LUXEMBOURG - 0.3%
Millicom International Cellular S.A.           2,433        109,266

NETHERLANDS - 0.8%
Koninklijke Philips Electronics N.V.          16,520        317,587

PORTUGAL - 0.8%
Energias de Portugal S.A. (Regd.)             90,715        339,835

SINGAPORE - 0.7%
Singapore Telecommunications Ltd.            151,000        267,257

SOUTH AFRICA - 0.7%
MTN Group Ltd.                                23,968        281,290

SPAIN - 1.3%
Banco Santander S.A. (Regd.)                  34,792        326,447
Telefonica S.A.                                8,173        180,070
                                                            506,517

SWITZERLAND - 6.1%
Nestle S.A. (Regd.)                           22,250        869,639
Novartis AG (Regd.)                            8,336        412,747
Roche Holding AG                               7,577      1,156,821
                                                          2,439,207

TAIWAN - 1.0%
Taiwan Semiconductor Manufacturing            49,366        389,992 (h)
Company Ltd. ADR

UNITED KINGDOM - 7.3%
Aegis Group Plc                              131,294        140,632
BG Group PLC                                  22,654        311,703
BHP Billiton PLC                              23,828        443,308
British American Tobacco PLC                   4,811        124,506
Cadbury PLC                                   40,602        353,464
Diageo PLC                                    10,723        148,157
Lloyds TSB Group PLC                         183,882        333,114
Reed Elsevier PLC                             19,843        144,215
Royal Bank of Scotland Group PLC             384,477        273,074
Tesco PLC                                     54,349        281,305
Vodafone Group PLC ADR                        16,790        343,188
                                                          2,896,666

UNITED STATES - 44.1%
Alberto-Culver Co.                             6,672        163,531
Alliant Techsystems, Inc.                      1,414        121,265 (a)
American Tower Corp. (Class A)                21,413        627,829 (a)
Amgen, Inc.                                   13,133        758,431 (a)
Bank of America Corp.                         26,765        376,851
Bed Bath & Beyond, Inc.                       13,547        344,365 (a)
Charles Schwab Corp.                          28,529        461,314
Cisco Systems, Inc.                           14,856        242,153 (a,h)
Citigroup, Inc.                               45,913        308,076
CME Group Inc.                                 1,789        372,309
Comcast Corp. (Class A)                        8,245        133,157
Corning Inc.                                  28,408        270,728
Corrections Corporation of America            29,147        476,845 (a)
Covidien Ltd.                                 12,188        441,693
Deere & Co.                                    5,382        206,238
Ecolab, Inc.                                   4,428        155,644
Emerson Electric Co.                          10,508        384,698
Equinix, Inc.                                  6,501        345,788 (a)
Exxon Mobil Corp.                              2,383        190,235
FPL Group, Inc.                                5,050        254,167
Genentech, Inc.                                3,601        298,559 (a)
Goldman Sachs Group, Inc.                      1,907        160,932
Intel Corp.                                   15,352        225,060
Intuit, Inc.                                  16,665        396,460 (a)
Iron Mountain, Inc.                           14,955        369,837 (a)
ITT Corp.                                      7,346        337,843
JP Morgan Chase & Co.                         34,861      1,099,167 (h)
Kimberly-Clark Corp.                           2,467        130,110
Kraft Foods, Inc. (Class A)                   16,808        451,295
Marathon Oil Corp.                            10,998        300,905
Martin Marietta Materials, Inc.                1,358        131,835
McCormick & Company, Inc.                     15,638        498,227
Monsanto Co.                                   9,217        648,416
Occidental Petroleum Corp.                    14,717        882,873
O'Reilly Automotive, Inc.                      3,137         96,431 (a)
Paychex, Inc.                                 17,123        449,992
Pepsi Bottling Group, Inc.                     5,649        127,159
PepsiCo, Inc.                                  4,360        238,797
Praxair, Inc.                                  5,570        330,635
QUALCOMM Inc.                                 17,032        610,257
Quanta Services, Inc.                         19,243        381,011 (a)
Schlumberger Ltd.                             13,831        585,466
State Street Corp.                            10,094        396,997 (e)
Stericycle, Inc.                               2,535        132,023 (a)
Transocean Ltd.                                9,996        472,311 (a)
Visa, Inc. (Class A)                           4,072        213,576
Wal-Mart Stores, Inc.                          7,230        405,314
Wells Fargo & Co.                             12,716        374,868
Western Union Co.                             10,908        156,421
                                                         17,538,094

TOTAL COMMON STOCK                                       38,507,501
 (COST $50,839,430)

PREFERRED STOCK - 1.9%

Fresenius SE                                  13,252        766,127
 (COST $972,067)

RIGHTS - 0.0%*

Lloyds TSB Group PLC                          79,933              - (a)
 (COST $0)

EXCHANGE TRADED FUNDS - 1.0%

Financial Select Sector SPDR Fund              6,456         81,475 (o)
Industrial Select Sector SPDR Fund            13,613        319,633 (h,o)

TOTAL EXCHANGE TRADED FUNDS                                 401,108
 (COST $555,838)

OTHER INVESTMENTS - 0.1%

GEI Investment Fund                                          25,554 (k)
 (COST $46,462)

TOTAL INVESTMENTS IN SECURITIES                          39,700,290
 (COST $52,413,797)

SHORT-TERM INVESTMENTS - 0.0%*

GE Money Market Fund Institutional Class
 1.02%                                                       18,274 (d,p)
 (COST $18,274)

TOTAL INVESTMENTS                                        39,718,564
 (COST $52,432,071)

OTHER ASSETS AND LIABILITIES, NET - 0.2%                     70,547

                                                        -----------
NET ASSETS  - 100.0%                                    $39,789,111
                                                        ===========

OTHER INFORMATION

The GE Global Equity Fund had the following long futures contracts open at December 31, 2008 (unaudited):

                                     NUMBER    CURRENT    UNREALIZED
                        EXPIRATION     OF      NOTIONAL  APPRECIATION/
    DESCRIPTION            DATE     CONTRACTS   VALUE    DEPRECIATION
---------------------   ----------  ---------  --------  -------------
S&P 500 Index Futures   March 2009      1      $ 225,025     $ 1,175

The GE Global Equity Fund had the following Short futures contracts open at December 31, 2008 (unaudited):

                                               NUMBER     CURRENT     UNREALIZED
                                 EXPIRATION      OF       NOTIONAL   APPRECIATION/
         DESCRIPTION                DATE      CONTRACTS    VALUE     DEPRECIATION
------------------------------   ----------   ---------   --------   -------------
DJ Euro Stoxx 50 Index Futures   March 2009       1       $(34,056)  $        (709)
                                                                     -------------
                                                                     $         466
                                                                     =============

The GE Global Equity Fund was invested in the following sectors at December 31, 2008 (unaudited):

                                                    PERCENTAGE (BASED
SECTOR                                               ON MARKET VALUE)
----------------------------------------            -----------------
Food Products                                             7.04%
Commercial Banks                                          6.33%
Media                                                     5.76%
Pharmaceuticals                                           5.63%
Oil, Gas & Consumable Fuels                               5.57%
Diversified Financial Services                            5.43%
Chemicals                                                 4.68%
Capital Markets                                           4.08%
Communications Equipment                                  3.72%
Commercial Services & Supplies                            3.43%
Wireless Telecommunication Services                       3.43%
Biotechnology                                             3.06%
Machinery                                                 3.04%
Healthcare Equipment & Supplies                           3.04%
Software                                                  2.87%
Energy Equipment & Services                               2.66%
IT Services                                               2.06%
Tobacco                                                   1.97%
Diversified Telecommunication Services                    1.82%
Food & Staples Retailing                                  1.73%
Metals & Mining                                           1.70%
Semiconductors & Semiconductor Equipment                  1.54%
Electric Utilities                                        1.49%
Personal Products                                         1.43%
Multi-Utilities                                           1.42%
Real Estate Management & Development                      1.37%
Hotels Restaurants & Leisure                              1.32%
Internet Software & Services                              1.31%
Beverages                                                 1.29%
Automobiles                                               1.20%
Specialty Retail                                          1.11%
Miscellaneous                                             1.01%
Life Sciences Tools & Services                            0.98%
Electrical Equipment                                      0.97%
Construction & Engineering                                0.96%
Aerospace & Defense                                       0.87%
Road & Rail                                               0.80%
Industrial Conglomerates                                  0.80%
Construction Materials                                    0.33%
Household Products                                        0.33%
Diversified Consumer Services                             0.31%
Other Investments                                         0.06%
Short-Term                                                0.05%
                                                        -------
                                                        100.00%
                                                        =======

                          GE INTERNATIONAL EQUITY FUND

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

                                                      NUMBER
                                                        OF
                                                      SHARES      VALUE
                                                      -------   -----------
COMMON STOCK - 92.5%
AUSTRALIA - 2.1%
Brambles Ltd.                                         139,457   $   721,442
Paladin Energy Ltd.                                   118,052       204,118 (a)
                                                                    925,560

BRAZIL - 1.1%
Cia Vale do Rio Doce ADR                               29,499       314,164 (h)
Petroleo Brasileiro S.A. ADR                            7,485       152,769
                                                                    466,933

CANADA - 0.7%
Cameco Corp.                                            4,272        72,844
Potash Corporation of Saskatchewan                      3,519       255,207
                                                                    328,051

DENMARK - 0.5%
Group 4 Securicor PLC                                  70,436       199,943

FINLAND - 1.6%
Nokia Oyj                                              44,322       683,868

FRANCE - 16.8%
Alstom S.A.                                             2,337       136,374
AXA S.A.                                               14,624       322,098
BNP Paribas                                            18,405       773,912
Cie Generale d'Optique Essilor International S.A.      14,347       669,488
Credit Agricole S.A.                                   39,766       442,214
France Telecom S.A.                                    11,821       327,978
GDF Suez                                               12,640       620,668
Groupe Danone                                          19,305     1,158,731
Total S.A.                                             15,879       858,845
Unibail-Rodamco (REIT)                                  1,508       223,245
Veolia Environnement                                   29,199       901,055
Vinci S.A.                                              8,326       347,206
Vivendi                                                19,126       618,525
                                                                  7,400,339

GERMANY - 8.4%
Adidas AG                                              10,478       395,292
Bayer AG                                               13,318       769,202
E.ON AG                                                19,227       760,101
Linde AG                                                5,936       493,842
Metro AG                                               11,421       453,570
RWE AG                                                  1,702       150,705
Siemens AG (Regd.)                                      9,198       673,549
                                                                  3,696,261

GREECE - 0.2%
Hellenic Telecommunications Organization S.A.           5,680        93,956

HONG KONG - 0.3%
Sun Hung Kai Properties Ltd.                           17,455       145,492

INDIA - 0.8%
ICICI Bank Ltd.                                        12,197       112,056
Larsen & Toubro Ltd.                                   14,213       225,229
                                                                    337,285

ITALY - 2.0%
Intesa Sanpaolo S.p.A.                                130,025       458,631
Saipem S.p.A.                                          16,395       269,376
UniCredit S.p.A                                        61,425       148,995
                                                                    877,002

JAPAN - 20.2%
Bank of Yokohama Ltd.                                  60,308       346,613
East Japan Railway Co.                                    137     1,041,291
Mitsubishi Estate Company Ltd.                         44,982       718,025
Mitsubishi Heavy Industries Ltd.                      100,000       435,742
Mitsubishi UFJ Financial Group, Inc.                  175,891     1,065,242
Nidec Corp.                                             2,076        78,780
Nintendo Company Ltd.                                   1,900       707,391
Nomura Holdings, Inc.                                 113,298       911,133
Shiseido Company Ltd.                                  50,998     1,026,711
Sony Financial Holdings Inc.                              262       976,900
Sumitomo Metal Industries Ltd.                        158,005       378,236
Sumitomo Mitsui Financial Group Inc.                       33       136,878
Sumitomo Realty & Development Company Ltd.              6,000        86,972
Toray Industries Inc.                                  89,647       446,999
Toyota Motor Corp.                                     15,824       507,101
                                                                  8,864,014

MEXICO - 0.6%
America Movil SAB de C.V. ADR (Series L)                8,169       253,157 (h)

NETHERLANDS - 1.4%
Koninklijke Philips Electronics N.V.                   31,169       599,205

NORWAY - 0.2%
Orkla ASA                                               9,610        62,378
Telenor ASA                                             6,834        45,188
                                                                    107,566

RUSSIA - 0.0%
Gazprom OAO ADR                                         1,173        16,715

SINGAPORE - 1.0%
CapitaLand Ltd.                                        84,000       181,322
Singapore Telecommunications Ltd.                     137,174       242,786
                                                                    424,108

SOUTH AFRICA - 1.3%
Anglo Platinum Ltd.                                       724        40,535
MTN Group Ltd.                                         44,487       522,103
                                                                    562,638

SOUTH KOREA - 1.0%
KB Financial Group Inc.                                 7,096       189,858 (a)
Samsung Electronics Company Ltd.                          740       264,968
                                                                    454,826

SPAIN - 2.5%
ACS Actividades de Construccion y Servicios S.A.        2,562       116,277
Banco Santander S.A. (Regd.)                          107,060     1,004,526 (h)
                                                                  1,120,803

SWEDEN - 0.2%
Hennes & Mauritz AB (Series B)                          1,107        42,766
Sandvik AB                                              4,996        30,957
                                                                     73,723

SWITZERLAND - 12.2%
ABB Ltd. (Regd.)                                       32,339       473,380
Credit Suisse Group AG (Regd.)                          7,087       189,768
Nestle S.A. (Regd.)                                    42,057     1,643,793
Novartis AG (Regd.)                                    17,540       868,472
Roche Holding AG                                       11,758     1,795,157
Swatch Group AG                                           394        53,972
Syngenta AG                                             1,859       350,020
                                                                  5,374,562

TAIWAN - 1.1%
Taiwan Semiconductor Manufacturing Company Ltd.       370,669       501,484

UNITED KINGDOM - 16.3%
BG Group PLC                                           38,708       532,594
BHP Billiton PLC                                       29,217       543,567
BP PLC                                                 25,396       192,059
Capita Group PLC                                       20,171       214,026
Diageo PLC                                             55,037       760,434
Group 4 Securicor PLC                                  73,877       217,744
Lloyds TSB Group PLC                                  378,830       686,275 (h)
National Grid PLC                                      39,452       387,979
Prudential PLC                                         78,908       472,519 (h)
Reckitt Benckiser Group PLC                            23,073       855,206
Rio Tinto PLC (Regd.)                                   4,544        97,344
Royal Bank of Scotland Group PLC                      479,156       340,320 (h)
Tesco PLC                                             142,938       739,833
Vodafone Group PLC                                    566,612     1,132,359
                                                                  7,172,259

TOTAL COMMON STOCK                                               40,679,750
 (COST $58,546,659)

PREFERRED STOCK - 0.2%

All America Latina Logistica S.A.                      20,100        86,192
 (COST $226,778)

RIGHTS - 0.0%*

Lloyds TSB Group PLC                                  162,684             - (a)
 (COST $0)

OTHER INVESTMENTS - 0.1%

GEI Investment Fund                                                  15,478 (k)
(COST $28,143)

TOTAL INVESTMENTS IN SECURITIES                                  40,781,420
 (COST $58,801,580)

SHORT-TERM INVESTMENTS - 3.3%

GE Money Market Fund Institutional Class
 1.02%                                                            1,444,813 (d,p)
 (COST $1,444,813)

TOTAL INVESTMENTS                                                42,226,233
 (COST $60,246,393)

OTHER ASSETS AND LIABILITIES,  NET - 3.9%                         1,740,405

                                                                -----------
NET ASSETS  - 100.0%                                            $43,966,638
                                                                ===========

OTHER INFORMATION

The GE International Equity Fund had the following Short futures contracts open at December 31, 2008 (unaudited):

                                               NUMBER                        UNREALIZED
                                 EXPIRATION      OF          CURRENT        APPRECIATION/
         DESCRIPTION                DATE      CONTRACTS   NOTIONAL VALUE    DEPRECIATION
------------------------------   ----------   ---------   --------------    ------------
FTSE 100 Index Futures           March 2009       4         $(252,469)        $    144
Topix Index Futures              March 2009       2         $(190,182)        $ (1,544)

The GE International Equity Fund had the following long futures contracts open at December 31, 2008 (unaudited):

                                               NUMBER                        UNREALIZED
                                 EXPIRATION      OF          CURRENT        APPRECIATION/
         DESCRIPTION                DATE      CONTRACTS   NOTIONAL VALUE    DEPRECIATION
------------------------------   ----------   ---------   --------------    -------------
DJ Euro Stoxx 50 Index Futures   March 2009       2           $68,112       $       1,390
                                                                            -------------
                                                                            $         (10)
                                                                            =============

The GE International Equity Fund was invested in the following sectors at December 31, 2008 (unaudited)

                                                       PERCENTAGE (BASED
SECTOR                                                  ON MARKET VALUE)
----------------------------------------------         -----------------
Commercial Banks                                             13.50%
Pharmaceuticals                                               8.13%
Food Products                                                 6.64%
Multi-Utilities                                               4.88%
Oil, Gas & Consumable Fuels                                   4.81%
Wireless Telecommunication Services                           4.51%
Insurance                                                     4.20%
Chemicals                                                     3.66%
Shot-Term                                                     3.42%
Metals & Mining                                               3.25%
Industrial Conglomerates                                      3.16%

Food & Staples Retailing                                     2.83%
Commercial Services & Supplies                               2.70%
Real Estate Management & Development                         2.68%
Road & Rail                                                  2.67%
Capital Markets                                              2.61%
Personal Products                                            2.43%
Household Products                                           2.03%
Semiconductors & Semiconductor Equipment                     1.82%
Beverages                                                    1.80%
Electric Utilities                                           1.80%
Diversified Telecommunication Services                       1.68%
Software                                                     1.68%
Construction & Engineering                                   1.63%
Communications Equipment                                     1.62%
Healthcare Equipment & Supplies                              1.59%
Media                                                        1.46%
Electrical Equipment                                         1.44%
Automobiles                                                  1.20%
Machinery                                                    1.11%
Textiles Apparel & Luxury Goods                              1.06%
Energy Equipment & Services                                  0.64%
Real Estate Investment Trusts (Reits)                        0.53%
Professional Services                                        0.50%
Electronic Equipment, Instruments & Components               0.19%
Specialty Retail                                             0.10%
Other Investments                                            0.04%

                                                           ------
                                                           100.00%
                                                           ======

                          GE PREMIER GROWTH EQUITY FUND

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

                                                        NUMBER
                                                          OF
                                                        SHARES        VALUE
-----------------------------------------------------   -------   -------------
COMMON STOCK - 97.9%

BEVERAGES - 3.5%
PepsiCo, Inc.                                            82,871   $   4,538,845

BIOTECHNOLOGY - 7.5%
Amgen, Inc.                                              91,158       5,264,375
Genentech, Inc.                                          34,530       2,862,882 (a)
Gilead Sciences, Inc.                                    29,926       1,530,416 (a)
                                                                      9,657,673

CAPITAL MARKETS - 5.7%
Goldman Sachs Group, Inc.                                32,228       2,719,721
State Street Corp.                                      119,703       4,707,919 (e)
                                                                      7,427,640

CHEMICALS - 3.2%
Monsanto Co.                                             59,851       4,210,518 (h)

COMMERCIAL SERVICES & SUPPLIES - 2.7%
Iron Mountain, Inc.                                     140,420       3,472,587 (a)

COMMUNICATIONS EQUIPMENT - 11.6%
Cisco Systems, Inc.                                     290,049       4,727,799 (a,h)
Corning Inc.                                            178,633       1,702,372
QUALCOMM Inc.                                           174,950       6,268,459
Research In Motion Ltd.                                  56,168       2,279,297 (a)
                                                                     14,977,927

DIVERSIFIED FINANCIAL SERVICES - 2.3%
CME Group Inc.                                           14,272       2,970,146

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.9%
Molex Inc. (Class A)                                    187,381       2,426,584 (h)

ENERGY EQUIPMENT & SERVICES - 4.9%
Schlumberger Ltd.                                        82,871       3,507,929
Transocean Ltd.                                          59,851       2,827,960 (a)
                                                                      6,335,889

HEALTHCARE EQUIPMENT & SUPPLIES - 2.5%
Medtronic, Inc.                                         101,287       3,182,437

HEALTHCARE PROVIDERS & SERVICES - 3.3%
Lincare Holdings, Inc.                                  103,128       2,777,237 (a)
VCA Antech, Inc.                                         78,267       1,555,948 (a)
                                                                      4,333,185

HOTELS RESTAURANTS & LEISURE - 2.1%
Carnival Corp.                                          112,797       2,743,223

INSURANCE - 2.4%
Aflac Inc.                                               69,059       3,165,664 (h)

INTERNET SOFTWARE & SERVICES - 1.7%
eBay, Inc.                                              158,836       2,217,350 (a,h)

IT SERVICES - 9.1%
Paychex, Inc.                                           179,554       4,718,679
Visa, Inc. (Class A)                                     29,926       1,569,619
Western Union Co.                                       386,732       5,545,737
                                                                     11,834,035

MACHINERY - 3.4%
Dover Corp.                                             135,817       4,471,096

MEDIA - 10.2%
Comcast Corp. (Class A)                                 336,088       5,427,821
Liberty Global, Inc. (Series C)                         184,158       2,795,518 (a)
Liberty Media Corp - Entertainment (Series A)           284,523       4,973,462 (a)
                                                                     13,196,801

METALS & MINING - 0.8%
Allegheny Technologies Inc.                              40,054       1,022,578

PHARMACEUTICALS - 2.6%
Johnson & Johnson                                        55,247       3,305,428

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.9%
CB Richard Ellis Group, Inc. (Class A)                  276,237       1,193,344

SOFTWARE - 6.8%
Intuit, Inc.                                            226,975       5,399,735
Microsoft Corp.                                         177,252       3,445,779
                                                                      8,845,514

SPECIALTY RETAIL - 6.2%
Bed Bath & Beyond, Inc.                                 186,460       4,739,813 (a,h)
Lowe's Companies, Inc.                                  154,232       3,319,073
                                                                      8,058,886

WIRELESS TELECOMMUNICATION SERVICES - 2.6%
American Tower Corp. (Class A)                          112,797       3,307,208 (a)

TOTAL COMMON STOCK                                                  126,894,558
 (COST $180,613,509)

OTHER INVESTMENTS - 0.0%*

GEI Investment Fund                                                      12,043 (k)
 (COST $21,895)

TOTAL INVESTMENTS IN SECURITIES                                     126,906,601
 (COST $180,635,404)

SHORT-TERM INVESTMENTS - 2.0%

GE Money Market Fund Institutional Class
 1.02%                                                                2,550,594 (d,p)

 (COST $2,550,594)

TOTAL INVESTMENTS                                                   129,457,195
 (COST $183,185,998)

OTHER ASSETS AND LIABILITIES, NET - 0.1%                                138,336

                                                                   -------------
NET ASSETS - 100.0%                                                  129,595,531
                                                                   =============

OTHER INFORMATION

The GE Premier Growth Equity Fund had the following long future contract open at December 31, 2008 (unaudited):

                                                  CURRENT     UNREALIZED
                        EXPIRATION   NUMBER OF   NOTIONAL   APPRECIATION/
DESCRIPTION                DATE      CONTRACTS    VALUE     DEPRECIATION
---------------------   ----------   ---------   --------   -------------
S&P 500 Index Futures   March 2009       1       $ 225,025         $4,900

                              GE MONEY MARKET FUND

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2008(UNAUDITED)

                                                                    PRINCIPAL       AMORTIZED
                                                                     AMOUNT           COST
                                                                   ------------   -------------
SHORT-TERM INVESTMENTS - 100.5%

U.S. GOVERNMENTS - 24.6%
FEDERAL HOME LOAN BANK
 2.52%                                                  04/21/09   $ 16,290,000   $  16,288,371
FHLB Disc Corp
 0.25%                                                  05/15/09     12,240,000      12,228,610
 1.00%                                                  02/23/09     18,650,000      18,622,543 (d)
 2.41%                                                  01/14/09     13,190,000      13,178,569 (d)
FNMA Discount
 0.47%                                                  06/10/09     22,330,000      22,283,355
 1.05%                                                  03/09/09     17,650,000      17,615,509 (d)
 1.91%                                                  01/20/09     12,440,000      12,427,525 (d)
 2.06%                                                  03/02/09     16,470,000      16,413,728 (d)
Freddie Discount
 1.11%                                                  03/11/09     16,420,000      16,385,066 (d)
 1.20%                                                  02/02/09     31,400,000      31,324,361 (d)
 1.96%                                                  01/12/09     17,900,000      17,889,335 (d)
                                                                                    194,656,972

COMMERCIAL PAPER - 26.6%
Abbey National North America LLC
 0.13%                                                  01/02/09     31,000,000      30,999,892
Bankamerica Corp.
 3.10%                                                  02/12/09     26,630,000      26,533,688
BP Capital Markets PLC
 1.58%                                                  01/08/09      7,330,000       7,327,748 (b)
Calyon North America Inc.
 0.25%                                                  01/02/09     16,500,000      16,499,885 (d)
CBA Delaware Finance Inc.
 1.08%                                                  03/17/09     15,670,000      15,634,742
ConocoPhillips
 1.30%                                                  01/29/09     16,050,000      16,033,772 (b)
Danske Corp.
 1.49%                                                  02/17/09     17,200,000      17,166,541 (b)
HSBC USA Inc
 0.30%                                                  01/21/09     10,000,000       9,998,333 (d)
 1.87%                                                  01/21/09     16,490,000      16,472,869 (d)
ING US Funding LLC
 1.90%                                                  01/15/09     20,070,000      20,055,171
Royal Bank Of Scotland PLC

 2.74%                                                  01/30/09      7,860,000       7,842,651
Societe Generale North America Inc.

 1.39%                                                  03/16/09      5,700,000       5,683,714
Westpac Banking Corp.
 1.90%                                                  02/18/09     20,460,000      20,408,168
                                                                                    210,657,174

REPURCHASE AGREEMENTS - 13.1%
Barclays Bank Gov Agcy Repo
 0.04%                                                  01/02/09     15,300,000      15,300,000

Deutsche Bank Gov Agcy Repo
 0.05%                                                  01/02/09     30,700,000      30,700,000
Goldman Sachs
 0.01%                                                  01/02/09     57,400,000      57,400,000
                                                                                    103,400,000

CORPORATE NOTES - 6.3%
Bank of Montreal
 1.00%                                                  01/12/09     17,020,000      17,022,048 (d,i)
Barclays Bank PLC NY
 2.42%                                                  02/26/09      7,000,000       7,007,233 (i)
Toyota Motor Credit Corp
 1.22%                                                  09/15/09     25,620,000      25,620,000 (i)
                                                                                     49,649,281

CERTIFICATES OF DEPOSIT - 25.8%

Bank Of Nova Scotia
 1.40%                                                  01/07/09     15,930,000      15,930,000
Barclays Bank PLC NY
 2.25%                                                  02/10/09     23,170,000      23,170,000
BNP Paribas NY
 1.68%                                                  02/05/09     10,980,000      10,980,000
BNP Paribas NY Banch
 2.38%                                                  01/06/09     18,610,000      18,610,000
Calyon NY Branch
 3.88%                                                  01/27/09     15,000,000      15,000,000
Chase Bank USA NA
 2.50%                                                  02/06/09      7,500,000       7,500,000
Lloyds TSB Bank PLC NY
 2.05%                                                  03/02/09     17,330,000      17,329,985
Rabobank Nederland NY
 3.80%                                                  01/05/09     11,000,000      11,000,000
 0.50%                                                  03/19/09     18,400,000      18,400,000
Royal Bank Of Canada
 1.69%                                                  02/04/09     22,590,000      22,590,000
Societe Generale NY
 2.20%                                                  03/03/09     24,080,000      24,080,000
Toronto-Dominion
 1.75%                                                  01/22/09     20,060,000      20,060,000
                                                                                    204,649,985

TIME DEPOSIT - 4.1%
State Street Corp.
 0.01%                                                  01/02/09     32,961,452      32,961,452 (e)

TOTAL SHORT TERM INVESTMENTS                                                        795,974,864
 (COST $795,974,864)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.5)%                                  (4,084,257)
                                                                                  -------------
NET ASSETS - 100.0%                                                               $ 791,890,607
                                                                                  =============

                       GE GOVERNMENT SECURITIES FUND

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

                                                                                 Principal
                                                                                  Amount         Value
                                                                               ------------   -----------
BONDS AND NOTES - 101.9%

U.S. TREASURIES - 69.8%
U.S. Treasury Bonds
 4.38%                                                              02/15/38    $ 3,719,500   $   4,981,805
 4.50%                                                              05/15/38      4,065,100       5,548,227
U.S. Treasury Notes
 2.00%                                                              11/30/13      1,250,700       1,283,141
 3.13%                                                              08/31/13     13,797,900      14,876,937
 3.50%                                                              02/15/18        978,300       1,082,856
 3.75%                                                              11/15/18     14,045,000      15,899,361
 4.50%                                                              03/31/09      8,465,000       8,554,941 (h)
 4.63%                                                              11/15/09     11,596,000      12,016,807 (h)
 4.75%                                                              05/31/12      1,000,000       1,119,297 (h)
 4.88%                                                   05/31/09 - 02/15/12     20,760,000      21,205,688 (h)
                                                                                                 86,569,060

FEDERAL AGENCIES - 28.3%
Federal Home Loan Banks
 5.00%                                                              11/17/17        460,000         527,390
Federal Home Loan Mortgage Corp.
 4.13%                                                   12/21/12 - 09/27/13      4,614,000       4,924,017
 4.88%                                                              02/09/10      3,040,000       3,165,564 (h)
 5.00%                                                              04/18/17      2,500,000       2,858,130 (h)
 5.13%                                                              11/17/17      3,400,000       3,939,427
 5.25%                                                              07/18/11     10,150,000      11,131,302 (h)
Federal National Mortgage Assoc.
 3.63%                                                              02/12/13      2,566,000       2,715,647
 3.88%                                                              07/12/13      5,498,000       5,834,461
                                                                                                 35,095,938
AGENCY MORTGAGE BACKED - 0.6%
Federal Home Loan Mortgage Corp.
 6.50%                                                              04/01/31          2,027           2,117 (h)
 7.00%                                                   12/01/26 - 02/01/30          3,028           3,180 (h)
 7.50%                                                   02/01/09 - 04/01/12        109,401         113,433 (h)
Federal National Mortgage Assoc.
 6.00%                                                              06/01/35         62,985          64,926 (h)
 7.50%                                                              12/01/23         63,354          67,117 (h)
 9.00%                                                   05/01/21 - 07/01/21         12,863          14,055 (h)
 5.00%                                                                   TBA        158,000         162,148 (c)
Government National Mortgage Assoc.
 8.50%                                                   05/15/21 - 03/15/23         11,853          12,672 (h)
 9.00%                                                              07/15/16        281,877         301,330 (h)
                                                                                                    740,978

ASSET BACKED - 2.7%
Accredited Mortgage Loan Trust (Class A)
 1.70%                                                              07/25/34        209,239          77,030 (d,i)
Bear Stearns Asset Backed Securities Trust (Class A)
 1.77%                                                              01/25/34          5,612           4,042 (d,i)

Option One Mortgage Loan Trust (Class A)
 1.31%                                                              02/25/33        341,768         232,799 (i)
Residential Asset Securities Corp. (Class A)
 1.11%                                                              11/25/33        455,484         275,911 (i)
Swift Master Auto Receivables Trust (Class A)
 1.30%                                                              06/15/12      4,000,000       2,722,355 (i)
                                                                                                  3,312,137

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.5%
Crusade Global Trust (Class A)
 2.04%                                                              09/18/34        296,706         287,089 (i)
Lehman Brothers Floating Rate Commercial Mortgage Trust
 1.37%                                                              10/15/17        186,355         156,260 (b,i)
Residential Accredit Loans Inc.
 1.70%                                                              03/25/34        186,758         139,419 (d,i)
Thornburg Mortgage Securities Trust (Class A)
 1.15%                                                              04/25/43        112,053          97,493 (i)
                                                                                                    680,261

TOTAL BONDS AND NOTES                                                                           126,398,374
 (COST $119,657,482)

OTHER INVESTMENTS - 0.2%

GEI Investment Fund                                                                                 344,413 (k)
 (COST $626,206)

TOTAL INVESTMENT IN SECURITIES                                                                  126,742,787
 (COST $120,283,688)

SHORT-TERM INVESTMENTS - 0.5%

GE Money Market Fund Institutional Class
 1.02%                                                                                              571,476 (d,p)
 (COST $571,476)

TOTAL INVESTMENTS                                                                               127,314,263
 (COST $12,0855,164)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (2.6)%                                              (3,236,367)

                                                                                              -------------
NET ASSETS  - 100.0%                                                                          $ 124,077,896
                                                                                              =============

OTHER INFORMATION

The GE Government Securities Fund had the following long futures contracts open at December 31, 2008 (unaudited):

                                                              CURRENT       UNREALIZED
                                    EXPIRATION   NUMBER OF    NOTIONAL     APPRECIATION/
DESCRIPTION                            DATE      CONTRACTS     VALUE       DEPRECIATION
-------------------------------     ----------   ---------   -----------   -------------
2Yr. U.S. Treasury Notes Futures    March 2009      75       $16,354,688       $ 119,013
5Yr. U.S. Treasury Notes Futures    March 2009      72         8,571,938         263,646

The GE Government Securities Fund had the following Short futures contracts open at December 31, 2008 (unaudited):

                                                               CURRENT     UNREALIZED
                                    EXPIRATION   NUMBER OF    NOTIONAL     APPRECIATION/
DESCRIPTION                            DATE      CONTRACTS      VALUE      DEPRECIATION
---------------------------------   ----------   ---------   -----------   -------------
10Yr. U.S. Treasury Notes Futures   March 2009      24       $(3,018,000)       $ 35,997
                                                                                --------
                                                                                $418,655
                                                                                ========

                            GE CORE VALUE EQUITY FUND

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

                                                                   NUMBER
                                                                     OF
                                                                   SHARES        VALUE
                                                                  ---------   ------------
COMMON STOCK - 91.5%

AEROSPACE & DEFENSE - 1.4%
Honeywell International, Inc.                                       5,240     $    172,029
Rockwell Collins, Inc.                                              6,986          273,083
                                                                                   445,112

BEVERAGES - 3.9%
Pepsi Bottling Group, Inc.                                         20,683          465,574
PepsiCo, Inc.                                                      14,432          790,441 (h)
                                                                                 1,256,015

BIOTECHNOLOGY - 1.6%
Amgen, Inc.                                                         8,273          477,766 (a)

CAPITAL MARKETS - 2.9%
Ameriprise Financial, Inc.                                         13,329          311,365
Bank of New York Mellon Corp.                                      17,926          507,844
Charles Schwab Corp.                                                5,056           81,756
State Street Corp.                                                  1,195           46,999 (e)
                                                                                   947,964

COMMERCIAL BANKS - 1.9%
Lloyds TSB Group PLC ADR                                            7,397           56,957
US Bancorp.                                                         9,193          229,917
Wells Fargo & Co.                                                  11,491          338,755
                                                                                   625,629

COMMUNICATIONS EQUIPMENT - 1.2%
Cisco Systems, Inc.                                                16,547          269,716 (a)
Corning Inc.                                                       12,410          118,267
                                                                                   387,983

COMPUTERS & PERIPHERALS - 3.4%
Dell, Inc.                                                         13,329          136,489 (a)
Hewlett-Packard Co.                                                15,444          560,463
International Business Machines Corp.                               4,964          417,770
                                                                                 1,114,722

DIVERSIFIED FINANCIAL SERVICES - 3.7%
Bank of America Corp.                                              23,441          330,049
Citigroup, Inc.                                                    25,739          172,709
JP Morgan Chase & Co.                                              22,522          710,119
                                                                                 1,212,877

DIVERSIFIED TELECOMMUNICATION SERVICES - 2.3%
AT&T, Inc.                                                          8,733          248,890
Verizon Communications, Inc.                                       14,432          489,245 (h)
                                                                                   738,135


ELECTRIC UTILITIES - 3.3%
American Electric Power Company, Inc.                              17,190          572,083
Edison International                                               15,260          490,151
                                                                                 1,062,234

ELECTRICAL EQUIPMENT - 1.0%
ABB Ltd. ADR                                                       22,062          331,151

ENERGY EQUIPMENT & SERVICES - 2.4%
Halliburton Co.                                                    13,146          238,994
Nabors Industries Ltd.                                              3,677           44,014 (a)
National Oilwell Varco, Inc.                                        3,953           96,611 (a)
Schlumberger Ltd.                                                   4,688          198,443
Transocean Ltd.                                                     4,504          212,814 (a)
                                                                                  790,876

FOOD & STAPLES RETAILING - 0.9%
Wal-Mart Stores, Inc.                                               5,516          309,227

FOOD PRODUCTS - 3.2%
Archer-Daniels-Midland Co.                                          3,217           92,746
Kraft Foods, Inc. (Class A)                                        10,112          271,507
McCormick & Company, Inc.                                          11,767          374,897
Nestle S.A. ADR                                                     7,998          317,521
                                                                                 1,056,671

HEALTHCARE EQUIPMENT & SUPPLIES - 1.2%
Boston Scientific Corp.                                            40,907          316,620 (a)
Covidien Ltd.                                                       2,289           82,953
                                                                                   399,573

HEALTHCARE PROVIDERS & SERVICES - 2.0%
Cardinal Health, Inc.                                              10,020          345,389
McKesson Corp.                                                      7,727          299,267
                                                                                   644,656

HOTELS RESTAURANTS & LEISURE - 0.4%
Darden Restaurants, Inc.                                            4,137          116,581
HOUSEHOLD PRODUCTS - 3.6%
Clorox Co.                                                          9,560          531,154
Colgate-Palmolive Co.                                               1,195           81,905
Kimberly-Clark Corp.                                                7,814          412,110 (h)
Procter & Gamble Co.                                                2,482          153,437
                                                                                 1,178,606

INDUSTRIAL CONGLOMERATES - 0.7%
Textron, Inc.                                                      16,547          229,507

INSURANCE - 6.1%
ACE Ltd.                                                           11,031          583,760
AON Corp.                                                           7,722          352,741
Chubb Corp.                                                         7,354          375,054
Marsh & McLennan Companies, Inc.                                    4,229          102,638
MetLife, Inc.                                                       9,652          336,469
Prudential Financial, Inc.                                          1,195           36,161
Travelers Companies, Inc.                                           4,596          207,739
                                                                                 1,994,562


IT SERVICES - 1.5%
Affiliated Computer Services, Inc. (Class A)                        6,251          287,233 (a)
Western Union Co.                                                  13,329          191,138
                                                                                   478,371

LIFE SCIENCES TOOLS & SERVICES - 0.3%
Thermo Fisher Scientific, Inc.                                      2,482           84,562 (a)

MACHINERY - 2.2%
Deere & Co.                                                         8,365          320,547
Eaton Corp.                                                         4,412          219,320
ITT Corp.                                                           3,677          169,105
                                                                                   708,972

MEDIA - 6.3%
Comcast Corp. (Class A)                                            33,829         546,338
Omnicom Group, Inc.                                                22,614         608,769
The Walt Disney Co.                                                 7,630         173,125
Time Warner, Inc.                                                  56,994         573,360
Viacom, Inc. (Class B)                                              8,273          157,683 (a)
                                                                                 2,059,275

METALS & MINING - 3.0%
Allegheny Technologies Inc.                                         7,354          187,748
Barrick Gold Corp.                                                 17,742          652,373
Freeport-McMoRan Copper & Gold, Inc.                                5,883          143,781
                                                                                   983,902

MULTI-UTILITIES - 1.6%
Dominion Resources, Inc.                                           14,706          527,063

OIL, GAS & CONSUMABLE FUELS - 8.1%
Apache Corp.                                                        1,287           95,920
Chevron Corp.                                                       1,379          102,005
ConocoPhillips                                                      1,563           80,963
Devon Energy Corp.                                                  3,953          259,752
Exxon Mobil Corp.                                                  16,271        1,298,914 (h)
Hess Corp.                                                          2,206          118,330
Marathon Oil Corp.                                                 16,731          457,760
Occidental Petroleum Corp.                                          1,839          110,322
Valero Energy Corp.                                                 5,332          115,384
                                                                                 2,639,350

PERSONAL PRODUCTS - 0.7%
The Estee Lauder Cos. Inc. (Class A)                                7,354          227,680

PHARMACEUTICALS - 9.0%
Abbott Laboratories                                                 4,791          255,696
Bristol-Myers Squibb Co.                                           35,116          816,447
Johnson & Johnson                                                   2,022          120,976
Merck & Company, Inc.                                               7,170          217,968
Pfizer, Inc.                                                       51,479          911,693
Wyeth                                                              16,271          610,325
                                                                                 2,933,105

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.6%
Analog Devices, Inc.                                                6,159          117,144


Intel Corp.                                                        42,562          623,959
Kla-Tencor Corp.                                                    5,240          114,180
Lam Research Corp.                                                  9,193          195,627 (a)
MEMC Electronic Materials, Inc.                                     4,964           70,886 (a)
Microchip Technology Inc.                                           5,056           98,744
National Semiconductor Corp.                                        8,733           87,941
Taiwan Semiconductor Manufacturing Company Ltd. ADR                27,579          217,871
Texas Instruments Inc.                                             19,580          303,882
                                                                                 1,830,234

SOFTWARE - 3.7%
Microsoft Corp.                                                    47,526          923,905
Oracle Corp.                                                       16,547          293,378 (a)
                                                                                 1,217,283

SPECIALTY RETAIL - 1.3%
Bed Bath & Beyond, Inc.                                            12,870          327,155 (a)
Lowe's Companies, Inc.                                              4,596           98,906
                                                                                   426,061

TOBACCO - 0.6%
Altria Group, Inc.                                                 11,950          179,967

WIRELESS TELECOMMUNICATION SERVICES - 0.5%
Vodafone Group PLC ADR                                              8,273          169,100

TOTAL COMMON STOCK                                                              29,784,772
 (COST $38,267,308)

EXCHANGE TRADED FUNDS - 2.0%

Financial Select Sector SPDR Fund                                  10,715          135,223 (o)
Industrial Select Sector SPDR Fund                                 22,434          526,750 (h,o)

TOTAL EXCHANGE TRADED FUNDS                                                        661,973
 (COST $1,114,414)

OTHER INVESTMENTS - 0.0%*

GEI Investment Fund                                                                 11,302 (k)
 (COST $20,549)

TOTAL INVESTMENTS IN SECURITIES                                                 30,458,047
(COST $39,402,271)

SHORT-TERM INVESTMENTS - 1.8%

GE Money Market Fund Institutional Class
1.02%                                                                              576,699 (d,p)
 (COST $576,699)

TOTAL INVESTMENTS                                                               31,034,746
 (COST $39,978,970)

OTHER ASSETS AND LIABILITIES, NET - 4.7%                                         1,525,822

                                                                              ------------
NET ASSETS  - 100.0%                                                          $ 32,560,568
                                                                              ============

OTHER INFORMATION

The GE Core Value Equity Fund had the following long future contract open at December 31, 2008 (unaudited):

                                                                        CURRENT     UNREALIZED
                                              EXPIRATION   NUMBER OF   NOTIONAL    APPRECIATION
DESCRIPTION                                      DATE      CONTRACTS     VALUE     DEPRECIATION
-------------------------------------------   ----------   ---------   ---------   ------------
S&P 500 Index Futures                         March 2009       2       $ 450,050   $     19,800

                          GE STRATEGIC INVESTMENT FUND

             Schedule of Investments - December 31, 2008 (unaudited)

                                                           NUMBER OF
                                                            SHARES         VALUE
                                                          ----------   ------------
DOMESTIC EQUITY - 34.7%

AEROSPACE & DEFENSE - 0.4%
Alliant Techsystems, Inc.                                 $    1,999   $    171,434 (a)
Hexcel Corp.                                                  20,202        149,292 (a,h)
Honeywell International, Inc.                                  1,811         59,455
Rockwell Collins, Inc.                                         2,414         94,363
                                                                            474,544

BEVERAGES - 0.8%
Pepsi Bottling Group, Inc.                                    13,019        293,058
PepsiCo, Inc.                                                 11,715        641,631
                                                                            934,689

BIOTECHNOLOGY - 2.7%
Amgen, Inc.                                                   23,201      1,339,857 (a)
Amylin Pharmaceuticals, Inc.                                   6,922         75,104 (a)
Genentech, Inc.                                               11,997        994,671 (a)
Gilead Sciences, Inc.                                         11,523        589,286 (a)
Vertex Pharmaceuticals Inc.                                    4,111        124,892 (a)
                                                                          3,123,810

CAPITAL MARKETS - 1.8%
Affiliated Managers Group, Inc.                                2,488        104,297 (a)
Ameriprise Financial, Inc.                                     4,606        107,596
Bank of New York Mellon Corp.                                  6,195        175,504
Charles Schwab Corp.                                           3,868         62,546
Goldman Sachs Group, Inc.                                      8,867        748,286
Greenhill & Company, Inc.                                      1,398         97,538
State Street Corp.                                            19,591        770,514 (e)
                                                                          2,066,281

CHEMICALS - 0.7%
Intrepid Potash, Inc.                                          4,630         96,165 (a)
Monsanto Co.                                                   8,174        575,041 (h)
Praxair, Inc.                                                  2,341        138,962
                                                                            810,168

COMMERCIAL BANKS - 0.4%
Lloyds TSB Group PLC ADR                                       2,541         19,566
SunTrust Banks, Inc.                                           7,794        230,235
US Bancorp                                                     3,177         79,457
Wells Fargo & Co.                                              3,969        117,006
Zions Bancorporation                                           1,636         40,098
                                                                            486,362

COMMERCIAL SERVICES & SUPPLIES - 0.7%
Corrections Corporation of America                            22,275        364,419 (a)
Iron Mountain, Inc.                                           18,238        451,026 (a)
                                                                            815,445

COMMUNICATIONS EQUIPMENT - 2.1%
Cisco Systems, Inc.                                           60,995        994,218 (a)
Corning Inc.                                                  15,759        150,183
Harris Corp.                                                   1,387         52,775
Juniper Networks, Inc.                                         5,418         94,869 (a)
QUALCOMM Inc.                                                 31,955      1,144,948
                                                                          2,436,993

COMPUTERS & PERIPHERALS - 0.3%
Dell, Inc.                                                     4,606         47,165 (a)
Hewlett-Packard Co.                                            5,337        193,680
International Business Machines Corp.                          1,715        144,334
                                                                            385,179

DIVERSIFIED FINANCIAL SERVICES - 1.1%
Bank of America Corp.                                          8,100        114,048
Citigroup, Inc.                                                8,895         59,685
CME Group Inc.                                                 2,509        522,148
JP Morgan Chase & Co.                                         17,254        544,019
                                                                          1,239,900

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%
AT&T, Inc.                                                     3,018         86,013
Fairpoint Communications, Inc.                                     -              -
Verizon Communications, Inc.                                   4,988        169,093
                                                                            255,106

ELECTRIC UTILITIES - 0.6%
American Electric Power Company, Inc.                          5,941        197,716
Edison International                                           5,273        169,369
ITC Holdings Corp.                                             5,345        233,470
Northeast Utilities                                            4,287        103,145
                                                                            703,700

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.3%
Cogent, Inc.                                                   8,153        110,636 (a)
Mettler Toledo International, Inc.                             1,616        108,918 (a)
Molex Inc. (Class A)                                          10,282        133,152
                                                                            352,706

ENERGY EQUIPMENT & SERVICES - 1.6%
Dresser-Rand Group, Inc.                                       4,761         82,127 (a)
Halliburton Co.                                                4,543         82,592
HIS, Inc. (Class A)                                            2,777        103,915 (a)
Nabors Industries Ltd.                                         1,320         15,800 (a)
National Oilwell Varco, Inc.                                   1,366         33,385 (a)
Schlumberger Ltd.                                             17,550        742,892
Transocean Ltd.                                               14,654        692,401 (a)
Weatherford International Ltd.                                 5,433         58,785 (a)
                                                                          1,811,897

FOOD & STAPLES RETAILING - 0.1%
Wal-Mart Stores, Inc.                                          1,906        106,850

FOOD PRODUCTS - 0.5%
Archer-Daniels-Midland Co.                                     1,112         32,059
General Mills, Inc.                                            1,410         85,658

Kraft Foods, Inc. (Class A)                                    3,494         93,814
McCormick & Company, Inc.                                     10,996        350,333 (h)
                                                                            561,864

HEALTHCARE EQUIPMENT & SUPPLIES - 1.7%
Boston Scientific Corp.                                       14,137        109,420 (a)
Covidien Ltd.                                                    752         27,252
DENTSPLY International, Inc.                                   4,701        132,756
Gen-Probe Inc.                                                 2,544        108,985 (a)
Hologic, Inc.                                                 28,778        376,128 (a)
Masimo Corp.                                                   8,261        246,426 (a)
Medtronic, Inc.                                               17,953        564,083
Resmed, Inc.                                                  10,073        377,536 (a)
                                                                          1,942,586

HEALTHCARE PROVIDERS & SERVICES - 1.2%
Aetna, Inc.                                                    9,188        261,858
Cardinal Health, Inc.                                          3,463        119,370
Catalyst Health Solutions, Inc.                                  504         12,272 (a)
McKesson Corp.                                                 2,670        103,409
Psychiatric Solutions, Inc.                                    7,073        196,983 (a)
UnitedHealth Group, Inc.                                      23,520        625,632
                                                                          1,319,524

HOTELS RESTAURANTS & LEISURE - 0.5%
Carnival Corp.                                                11,909        289,627
Darden Restaurants, Inc.                                       1,470         41,425
Life Time Fitness, Inc.                                        4,170         54,002 (a)
Penn National Gaming, Inc.                                     2,874         61,446 (a)
The Cheesecake Factory                                         6,777         68,448 (a)
                                                                            514,948

HOUSEHOLD PRODUCTS - 0.4%
Clorox Co.                                                     3,304        183,570
Colgate-Palmolive Co.                                            413         28,307
Kimberly-Clark Corp.                                           2,700        142,398
Procter & Gamble Co.                                             858         53,042
                                                                            407,317

INDUSTRIAL CONGLOMERATES - 0.5%
McDermott International, Inc.                                  2,949         29,136 (a)
Textron, Inc.                                                 36,032        499,764
                                                                            528,900

INSURANCE - 1.2%
ACE Ltd.                                                       8,159        431,774
AON Corp.                                                      2,669        121,920
Chubb Corp.                                                    2,541        129,591
HCC Insurance Holdings, Inc.                                  18,683        499,770
Marsh & McLennan Companies, Inc.                               1,461         35,458
MetLife, Inc.                                                  3,336        116,293
Prudential Financial, Inc.                                       413         12,497
Travelers Companies, Inc.                                      1,588         71,778
                                                                          1,419,081

INTERNET & CATALOG RETAIL - 0.0%*
Liberty Media Corp - Interactive (Series A)                        -              - (a)

INTERNET SOFTWARE & SERVICES - 0.5%
Equinix, Inc.                                                    525         27,925 (a)
Google, Inc. (Class A)                                         1,282        394,407 (a)
MercadoLibre, Inc.                                             6,579        107,961 (a)
                                                                            530,293

IT SERVICES - 1.5%
Affiliated Computer Services, Inc. (Class A)                   5,098        234,253 (a)
Broadridge Financial Solutions, Inc.                               -              -
Cognizant Technology Solutions Corp. (Class A)                 8,827        159,416 (a)
DST Systems, Inc.                                              1,464         55,603 (a)
Lender Processing Services, Inc.                               2,026         59,666
NeuStar, Inc. (Class A)                                        1,680         32,138 (a)
Paychex, Inc.                                                 20,477        538,136
Visa, Inc. (Class A)                                           1,602         84,025
Western Union Co.                                             38,807        556,492
                                                                          1,719,729

LIFE SCIENCES TOOLS & SERVICES - 0.3%
Covance, Inc.                                                  2,061         94,868 (a)
Illumina, Inc.                                                 2,937         76,509 (a)
Thermo Fisher Scientific, Inc.                                 6,260        213,278 (a)
                                                                            384,655

MACHINERY - 0.5%
Deere & Co.                                                    2,891        110,783
Eaton Corp.                                                    1,525         75,808
Harsco Corp.                                                   5,167        143,023
ITT Corp.                                                      3,973        182,718
Joy Global, Inc.                                               3,393         77,666
                                                                            589,998

MEDIA - 2.2%
Comcast Corp. (Class A)                                       66,865      1,079,870 (h)
Liberty Global, Inc. (Series C)                               14,047        213,233 (a)
Liberty Media Corp - Capital (Series A)                            -              - (a)
Liberty Media Corp - Entertainment (Series A)                 19,736        344,986 (a)
Omnicom Group, Inc.                                           15,700        422,644
Regal Entertainment Group (Class A)                           11,322        115,598
The Walt Disney Co.                                            2,637         59,834
Time Warner, Inc.                                             19,697        198,152
Viacom, Inc. (Class B)                                         2,860         54,512 (a)
                                                                          2,488,829

METALS & MINING - 0.3%
Allegheny Technologies Inc.                                   10,494        267,912
Freeport-McMoRan Copper & Gold, Inc.                           2,033         49,687
                                                                            317,599

MULTILINE RETAIL - 0.3%
Kohl's Corp.                                                   6,649        240,694 (a)
Target Corp.                                                   3,765        130,005
                                                                            370,699

MULTI-UTILITIES - 0.3%
Dominion Resources, Inc.                                       5,082        182,139
DTE Energy Co.                                                 2,322         82,826
SCANA Corp.                                                    2,832        100,819
                                                                            365,784

OIL, GAS & CONSUMABLE FUELS - 1.8%
Apache Corp.                                                   2,047        152,563
Chevron Corp.                                                    477         35,284
ConocoPhillips                                                   541         28,024
Devon Energy Corp.                                             1,366         89,760
Exxon Mobil Corp.                                             10,430        832,627 (h)
Hess Corp.                                                     2,173        116,560
Marathon Oil Corp.                                            17,392        475,846
Occidental Petroleum Corp.                                       635         38,094
Peabody Energy Corp.                                           2,472         56,238
Southwestern Energy Co.                                        5,683        164,636 (a)
Valero Energy Corp.                                            1,843         39,883
                                                                          2,029,515

PERSONAL PRODUCTS - 0.6%
Alberto-Culver Co.                                            19,525        478,558
The Estee Lauder Cos. Inc. (Class A)                           5,345        165,481
                                                                            644,039

PHARMACEUTICALS - 1.3%
Abbott Laboratories                                           10,807        576,770
Bristol-Myers Squibb Co.                                      12,136        282,162
Johnson & Johnson                                                699         41,821
Merck & Company, Inc.                                          2,478         75,331
Pfizer, Inc.                                                  17,791        315,079
Wyeth                                                          5,623        210,919
                                                                          1,502,082

PROFESSIONAL SERVICES - 0.1%
Monster Worldwide, Inc.                                        8,109         98,038 (a)

REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.1%
Douglas Emmett, Inc. (REIT)                                    5,138         67,102

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
CB Richard Ellis Group, Inc. (Class A)                        33,283        143,782 (a,h)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.0%
Analog Devices, Inc.                                           2,129         40,494
Hittite Microwave Corp.                                        4,933        145,326 (a)
Intel Corp.                                                   40,272        590,387
Kla-Tencor Corp.                                               1,827         39,810
Lam Research Corp.                                             3,255         69,266 (a)
Marvell Technology Group Ltd.                                 12,974         86,537 (a)
MEMC Electronic Materials, Inc.                                1,760         25,133 (a)
Microchip Technology Inc.                                      1,747         34,119
National Semiconductor Corp.                                   3,018         30,391
Texas Instruments Inc.                                         6,767        105,024
                                                                          1,166,487

SOFTWARE - 1.8%
Activision Blizzard, Inc.                                     17,676        152,721 (a,h)
Blackboard, Inc.                                               3,011         78,979 (a)
Citrix Systems, Inc.                                           5,580        131,521 (a)
Intuit, Inc.                                                  18,390        437,498 (a)
Macrovision Solutions Corp.                                   14,734        186,385 (a)

Microsoft Corp.                                               46,869        911,134 (h)
Oracle Corp.                                                   5,718        101,380 (a)
                                                                          1,999,618

SPECIALTY RETAIL - 1.2%
Bed Bath & Beyond, Inc.                                       30,100        765,142 (a)
Lowe's Companies, Inc.                                        17,004        365,926
O'Reilly Automotive, Inc.                                      6,634        203,929 (a)
                                                                          1,334,997

TEXTILES APPAREL & LUXURY GOODS - 0.1%
Coach, Inc.                                                    5,140        106,758 (a)

TOBACCO - 0.1%
Altria Group, Inc.                                             4,131         62,213

WATER UTILITIES - 0.1%
American Water Works Company, Inc.                             7,046        147,120

WIRELESS TELECOMMUNICATION SERVICES - 0.7%
American Tower Corp. (Class A)                                 5,022        147,245 (a)
NII Holdings, Inc. (Class B)                                  31,123        565,816 (a)
Syniverse Holdings, Inc.                                       6,502         77,634 (a)
                                                                            790,695

TOTAL DOMESTIC EQUITY                                                    39,557,882
 (COST $55,344,898)

FOREIGN EQUITY - 20.5%

COMMON STOCK - 20.4%

AEROSPACE & DEFENSE - 0.3%
CAE, Inc.                                                     45,121        296,055
Elbit Systems Ltd.                                               895         40,923
                                                                            336,978

AUTOMOBILES - 0.2%
Toyota Motor Corp.                                             7,306        234,130

BEVERAGES - 0.3%
Coca-Cola Icecek AS (Class C)                                  4,755         19,562
Diageo PLC                                                    25,291        349,440
                                                                            369,002

BIOTECHNOLOGY - 0.0%*
WuXi PharmaTech Cayman, Inc. ADR                               1,352         10,802 (a)

CAPITAL MARKETS - 0.5%
Credit Suisse Group AG (Regd.)                                 3,257         87,212
Egyptian Financial Group-Hermes Holding                        4,572         14,277
Nomura Holdings, Inc.                                         53,699        431,843
Woori Investment & Securities Company Ltd.                     2,040         20,326
                                                                            553,658

CHEMICALS - 0.7%
Israel Chemicals Ltd.                                          1,501         10,452
Linde AG                                                       2,591        215,557

Makhteshim-Agan Industries Ltd.                                6,180         20,093
Potash Corporation of Saskatchewan                             1,560        113,148
Sinofert Holdings Ltd.                                        77,693         37,592
Sociedad Quimica y Minera de Chile S.A. ADR (Series B)           575         14,024
Syngenta AG                                                      854        160,794
Taiwan Fertilizer Company Ltd.                                14,000         22,268
Toray Industries Inc.                                         41,486        206,858
                                                                            800,786

COMMERCIAL BANKS - 2.7%
Akbank TAS                                                    13,972         43,269
Banco do Brasil S.A                                            4,495         28,296
Banco Santander Chile S.A. ADR                                 1,235         43,262
Banco Santander S.A. (Regd.)                                  50,792        476,573
Bank of Yokohama Ltd.                                         28,704        164,973
BNP Paribas                                                    8,458        355,650
China Construction Bank Corp.                                 21,000         11,516
China Merchants Bank Company Ltd.                             14,500         26,866
Credit Agricole S.A                                           18,275        203,225
Grupo Financiero Banorte SAB de C.V                           15,885         28,676
ICICI Bank Ltd.                                                7,685         70,603
Industrial & Commercial Bank of China                         75,499         39,746
Intesa Sanpaolo S.p.A                                         59,754        210,767
KB Financial Group Inc.                                        4,372        116,975 (a)
Lloyds TSB Group PLC                                         179,012        324,292
Metropolitan Bank & Trust                                     38,500         18,623
Mitsubishi UFJ Financial Group, Inc.                          83,341        504,735
Royal Bank of Scotland Group PLC                             212,635        151,024
Siam Commercial Bank PCL                                      23,000         32,404
Standard Bank Group Ltd.                                       2,600         23,342
State Bank of India Ltd. GDR                                     496         27,280
Sumitomo Mitsui Financial Group Inc.                              15         62,217
UniCredit S.p.A                                               28,228         68,471
Woori Finance Holdings Company Ltd.                            1,870          9,428 (a)
                                                                          3,042,213

COMMERCIAL SERVICES & SUPPLIES - 0.5%
Brambles Ltd.                                                 64,093        331,567
Group 4 Securicor PLC                                         32,369         91,884
Group 4 Securicor PLC                                         33,951        100,067
                                                                            523,518

COMMUNICATIONS EQUIPMENT - 0.8%
Nokia Oyj                                                     20,364        314,207
Research In Motion Ltd.                                       14,243        577,981 (a)
ZTE Corp.                                                      6,517         17,070
                                                                            909,258

COMPUTERS & PERIPHERALS - 0.0%*
Asustek Computer Inc.                                         15,196         17,040

CONSTRUCTION & ENGINEERING - 0.4%
ACS Actividades de Construccion y Servicios S.A                1,176         53,373
China Communications Construction Company Ltd.                31,898         39,347
China State Construction International Holdings Ltd.          57,469         10,010
Doosan Heavy Industries and Construction Company Ltd.            330         16,480 (a)
Empresas ICA SAB de C.V                                        7,061         11,651 (a)
IVRCL Infrastructures & Projects Ltd.                          3,281          9,623

Larsen & Toubro Ltd.                                           7,478        118,501
Vinci S.A                                                      3,829        159,675
                                                                            418,660

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
France Telecom S.A                                             5,433        150,741
Hellenic Telecommunications Organization S.A                   2,610         43,174
Singapore Telecommunications Ltd.                             62,622        110,835
Telekom Malaysia Bhd                                          27,600         24,569
Telekomunikasi Indonesia Tbk PT (Series B)                    41,000         25,954
Telenor ASA                                                    3,113         20,584
                                                                            375,857

ELECTRIC UTILITIES - 0.3%
E.ON AG                                                        8,836        349,314

ELECTRICAL EQUIPMENT - 0.4%
ABB Ltd. (Regd.)                                              14,862        217,551
ABB Ltd. ADR                                                   7,624        114,436
Alstom S.A                                                     1,074         62,672
China High Speed Transmission Equipment Group Company Ltd.    26,662         32,269
Zhuzhou CSR Times Electric Company Ltd.                       18,030         14,540
                                                                            441,468

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.1%
Byd Company Ltd.                                                 849          1,391
Delta Electronics Inc.                                        17,437         33,739
HON HAI Precision Industry Company Ltd.                        8,602         16,828
Nidec Corp.                                                      858         32,559
                                                                             84,517

ENERGY EQUIPMENT & SERVICES - 0.1%
Saipem S.p.A                                                   7,539        123,869
Tesco Corp.                                                    5,816         41,526 (a)
                                                                            165,395

FOOD & STAPLES RETAILING - 0.5%
Metro AG                                                       5,248        208,418
Shinsegae Company Ltd.                                            40         15,307 (a)
Tesco PLC                                                     65,689        340,000
                                                                            563,725

FOOD PRODUCTS - 1.4%
Groupe Danone                                                  9,142        548,724
IOI Corp.                                                     24,750         25,465
Nestle India Ltd.                                                848         25,377
Nestle S.A. (Regd.)                                           19,922        778,649
Nestle S.A. ADR                                                2,764        109,731
Perdigao S.A                                                   1,800         22,955
Uni-President Enterprises Corp.                               68,000         59,882
Want Want China Holdings Ltd.                                 64,679         26,789
                                                                          1,597,572

HEALTHCARE EQUIPMENT & SUPPLIES - 0.3%
Cie Generale d'Optique Essilor International S.A               6,593        307,655

HEALTHCARE PROVIDERS & SERVICES - 0.0%*
Diagnosticos da America S.A                                    2,679         25,825

HOTELS RESTAURANTS & LEISURE - 0.0%*
AGTech Holdings Ltd.                                         164,195          2,119 (a)
Alsea SAB de C.V                                              23,219         10,412 (a)
China Travel International Inv                               139,388         27,157
                                                                             39,688

HOUSEHOLD DURABLES - 0.0%*
Urbi Desarrollos Urbanos SAB DE C.V                            7,979         10,889 (a)

HOUSEHOLD PRODUCTS - 0.4%
Reckitt Benckiser Group PLC                                   10,605        393,076


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.0%*
Energy Development Corp.                                     243,392          9,725
Huaneng Power International, Inc.                             28,000         20,232
                                                                             29,957

INDUSTRIAL CONGLOMERATES - 0.6%
Koninklijke Philips Electronics N.V                           14,324        275,370
Murray & Roberts Holdings Ltd.                                 5,148         26,728
Orkla ASA                                                      4,416         28,664
Siemens AG (Regd.)                                             4,225        309,387
                                                                            640,149

INSURANCE - 0.8%
AXA S.A                                                        6,721        148,032
China Life Insurance Company Ltd.                              8,855         26,907
Prudential PLC                                                36,263        217,151
Samsung Fire & Marine Insurance Company Ltd.                     220         32,924
Sony Financial Holdings Inc.                                     124        462,350
                                                                            887,364

INTERNET SOFTWARE & SERVICES - 0.1%
Baidu.com ADR                                                    759         99,102 (a)
Sohu.com, Inc.                                                   157          7,432 (a)
                                                                            106,534

MACHINERY - 0.2%
China South Locomotive and Rolling Stock Corp.                29,705         16,136 (a)
Hyunjin Materials Company Ltd.                                 1,361         23,664 (a)
Mitsubishi Heavy Industries Ltd.                              45,000        196,084
Sandvik AB                                                     2,447         15,162
                                                                            251,046

MEDIA - 0.3%
Focus Media Holding Ltd. ADR                                   3,954         35,942 (a)
Vivendi                                                        9,077        293,546
                                                                            329,488

METALS & MINING - 0.8%
Anglo Platinum Ltd.                                              333         18,644
Barrick Gold Corp.                                             6,131        225,437
BHP Billiton PLC                                              13,427        249,803
Cia Vale do Rio Doce ADR                                      13,520        143,988 (h)
Harmony Gold Mining Company Ltd. ADR                           3,494         38,329 (a)
Polymetal GDR                                                  6,213         27,959 (b)

POSCO                                                             80         24,136
Rio Tinto PLC (Regd.)                                          2,088         44,730
Sumitomo Metal Industries Ltd.                                73,003        174,756
                                                                            947,782

MULTI-UTILITIES - 0.8%
GDF Suez                                                       5,809        285,242
National Grid PLC                                             18,131        178,304
RWE AG                                                           782         69,243
Veolia Environnement                                          13,865        427,861
                                                                            960,650

OIL, GAS & CONSUMABLE FUELS - 1.2%
BG Group PLC                                                  17,755        244,296
BP PLC                                                        11,530         87,196
Cameco Corp.                                                   1,963         33,472
China Petroleum & Chemical Corp.                              55,828         33,784
China Shenhua Energy Company Ltd.                             12,500         26,451
CNOOC Ltd.                                                    22,000         20,552
Gazprom OAO ADR                                                4,256         60,648 (h)
LUKOIL ADR                                                       109          3,493
Paladin Energy Ltd.                                           54,252         93,805 (a)
PetroChina Company Ltd.                                       20,000         17,522
Petroleo Brasileiro S.A. ADR                                   7,931        161,872 (h)
Reliance Industries Ltd.                                         468         11,840
Reliance Industries Ltd. GDR                                     519         26,677 (b)
Suncor Energy, Inc.                                            9,613        187,454
Total S.A                                                      7,535        407,544
                                                                          1,416,606

PAPER & FOREST PRODUCTS - 0.0%*
China Grand Forestry Green Resources Group Ltd.              182,359          7,647 (a)

PERSONAL PRODUCTS - 0.4%
Shiseido Company Ltd.                                         24,647        496,203

PHARMACEUTICALS - 1.6%
Bayer AG                                                       6,120        353,470
Novartis AG (Regd.)                                            8,339        412,895
Ranbaxy Laboratories Ltd.                                      6,588         34,015
Roche Holding AG                                               5,587        852,997
Teva Pharmaceutical Industries Ltd. ADR                        2,972        126,518
Yuhan Corp.                                                      106         18,515 (a)
                                                                          1,798,410

PROFESSIONAL SERVICES - 0.1%
Capita Group PLC                                               9,270         98,360

REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.1%
Unibail-Rodamco (REIT)                                           693        102,592

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.5%
CapitaLand Ltd.                                               39,000         84,185
Franshion Properties China Ltd.                               45,514         12,332
Hung Poo Real Estate Development Corp.                        45,825         33,303
Mitsubishi Estate Company Ltd.                                20,982        334,925
Sumitomo Realty & Development Company Ltd.                     3,000         43,486
Sun Hung Kai Properties Ltd.                                   8,048         67,082
                                                                            575,313

ROAD & RAIL - 0.4%
East Japan Railway Co.                                            65        494,043

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
ASM Pacific Technology Ltd.                                    4,500         14,748
MediaTek Inc.                                                  3,070         20,627
Samsung Electronics Company Ltd.                                 510        182,613
Taiwan Semiconductor Manufacturing Company Ltd.              191,685        259,334
Taiwan Semiconductor Manufacturing Company Ltd. ADR            9,531         75,295
                                                                            552,617

SOFTWARE - 0.3%
Nintendo Company Ltd.                                            900        335,080

SPECIALTY RETAIL - 0.0%*
Hennes & Mauritz AB (Series B)                                   459         17,732

TEXTILES APPAREL & LUXURY GOODS - 0.2%
Adidas AG                                                      4,815        181,650
Swatch Group AG                                                  181         24,794
                                                                            206,444

TOBACCO - 0.1%
ITC Ltd.                                                      16,373         57,668

WATER UTILITIES - 0.0%*
Pan Asia Environmental Protection Group Ltd.                  82,000         10,580

WIRELESS TELECOMMUNICATION SERVICES - 1.1%
America Movil SAB de C.V. ADR (Series L)                       5,518        171,003 (h)
Bharti Airtel Ltd.                                             3,536         51,773 (a)
China Mobile Ltd.                                              5,997         60,201
Egyptian Co for Mobile Services                                  854         22,469
MTN Group Ltd.                                                27,208        319,315
Orascom Telecom Holding SAE                                    1,407          7,582
Orascom Telecom Holding SAE GDR                                  426         11,626
Philippine Long Distance Telephone Co.                           366         16,280
Turkcell Iletisim Hizmet AS                                    1,170          6,633
Turkcell Iletisim Hizmet AS ADR                                2,468         35,983
Vodafone Group PLC                                           268,710        537,010
Vodafone Group PLC ADR                                         2,859         58,438
                                                                          1,298,313

TOTAL COMMON STOCK                                                       23,191,604
 (COST $33,007,169)

PREFERRED STOCK - 0.1%

COMMERCIAL BANKS
Banco Itau Holding Financeira S.A                              1,935         21,657

MEDIA
NET Servicos de Comunicacao S.A                                2,733         15,575 (a)

METALS & MINING
Cia Vale do Rio Doce                                           3,266         33,458

OIL, GAS & CONSUMABLE FUELS
Petroleo Brasileiro S.A                                        3,165         30,999

ROAD & RAIL
All America Latina Logistica S.A                               9,200         39,451

WIRELESS TELECOMMUNICATION SERVICES
Vivo Participacoes S.A                                         1,309         15,852

TOTAL PREFERRED STOCK                                                       156,992
 (COST $241,141)

RIGHTS - 0.0%*

                                COMMERCIAL BANKS
Lloyds TSB Group PLC                                          71,991              - (a)
 (COST $0)

TOTAL FOREIGN EQUITY                                                     23,348,596
(COST $33,248,310)

                                                                               PRINCIPAL
                                                                                AMOUNT       VALUE
                                                                               ---------   ----------
BONDS AND NOTES - 28.8%

U.S. TREASURIES - 4.5%
U.S. Treasury Bonds
   4.38%                                                 02/15/38                524,700      702,770
   4.50%                                                 05/15/38                433,100      591,114
U.S. Treasury Notes
   1.25%                                                 11/30/10                 49,100       49,627
   2.00%                                                 11/30/13                323,600      331,994
   3.13%                                                 08/31/13              1,904,100    2,053,006
   3.50%                                                 02/15/18                  6,400        7,084
   3.63%                                                 10/31/09                567,000      581,928
   3.75%                                                 11/15/18                164,400      186,106
   4.00%                                                 08/15/18                300,000      346,430
   4.50%                                                 11/15/10                 13,000       13,958
   4.63%                                                 11/15/09 - 10/31/11     221,000      241,935
                                                                                            5,105,952

FEDERAL AGENCIES - 2.8%
Federal Home Loan Banks
   5.00%                                                 11/17/17                100,000      114,650
Federal Home Loan Mortgage Corp.
   4.13%                                                 12/21/12 - 09/27/13     810,000      869,128
   4.88%                                                 02/09/10                335,000      348,837
   5.13%                                                 11/17/17                700,000      811,059
Federal National Mortgage Assoc.
   3.63%                                                 02/12/13                194,000      205,314
   3.88%                                                 07/12/13                790,000      838,346
                                                                                            3,187,334

AGENCY MORTGAGE BACKED - 10.2%
Federal Home Loan Mortgage Corp.
   4.50%                                                 06/01/33 - 02/01/35      90,652       92,037 (h)
   5.00%                                                 07/01/35 - 10/01/35     171,256      175,190 (h)

   5.50%                                                 05/01/20 - 03/01/38     318,338      326,563 (h)
   6.00%                                                 04/01/17 - 11/01/37     470,058      485,137 (h)
   6.50%                                                 01/01/27 - 07/01/36     160,452      167,212 (h)
   7.00%                                                 10/01/16 - 08/01/36      41,443       43,311 (h)
   7.50%                                                 11/01/09 - 09/01/33      18,153       19,259 (h)
   8.00%                                                 04/01/30 - 11/01/30       3,257        3,456 (h)
   9.00%                                                 04/01/16 - 06/01/21       3,503        3,802 (h)
   5.50%                                                 TBA                   1,015,000    1,038,790 (c)
Federal National Mortgage Assoc.
   4.00%                                                 05/01/19 - 06/01/19      72,369       73,554 (h)
   4.50%                                                 05/01/18 - 02/01/35     334,851      342,273 (h)
   4.50%                                                 02/01/20                 10,017       10,266 (h,q)
   5.00%                                                 07/01/20 - 08/01/35     353,347      361,561 (h)
   5.25%                                                 04/01/37                 38,903       39,612 (i)
   5.47%                                                 04/01/37                  2,606        2,658 (i)
   5.50%                                                 03/01/14 - 04/01/38     487,772      502,751 (h)
   5.50%                                                 06/01/20                 11,157       11,527 (h,q)
   5.50%                                                 04/01/37                 35,466       36,250 (i)
   5.52%                                                 04/01/37                 14,519       14,845 (i)
   5.54%                                                 04/01/37                 33,878       34,628 (i)
   5.57%                                                 04/01/37                 41,482       42,444 (i)
   5.62%                                                 03/01/37                  3,265        3,336 (i)
   5.67%                                                 05/01/37                 27,080       27,734 (i)
   5.69%                                                 04/01/37                 31,011       31,773 (i)
   5.71%                                                 04/01/37                 15,865       16,255 (i)
   6.00%                                                 07/01/14 - 03/01/38     904,859      933,292 (h)
   6.00%                                                 12/01/34 - 11/01/34      55,271       57,035 (h,q)
   6.01%                                                 10/01/37                 55,974       57,574 (i)
   6.50%                                                 01/01/15 - 02/01/35     564,868      588,389 (h)
   6.50%                                                 10/01/34 - 12/01/34      21,746       22,650 (h,q)
   7.00%                                                 10/01/16 - 06/01/36     149,569      157,804 (h)
   7.50%                                                 12/01/09 - 03/01/34      55,748       58,936 (h)
   8.00%                                                 12/01/11 - 11/01/33      26,431       27,913 (h)
   8.50%                                                 07/01/30 - 05/01/31       2,618        2,830 (h)
   9.00%                                                 06/01/09 - 12/01/22       9,409       10,109 (h)
   4.50%                                                 TBA                     585,000      592,262 (c)
   5.00%                                                 TBA                   1,813,000    1,854,684 (c)
   5.50%                                                 TBA                   1,035,000    1,060,875 (c)
   6.00%                                                 TBA                     458,000      471,454 (c)
   6.50%                                                 TBA                     190,000      197,303 (c)
   7.00%                                                 TBA                      90,000       94,219 (c)
Government National Mortgage Assoc.
   4.50%                                                 08/15/33 - 09/15/34     157,237      160,495 (h)
   5.00%                                                 08/15/33                 30,704       31,533 (h,q)
   6.00%                                                 04/15/30 - 09/15/36      77,603       80,334 (h)
   6.50%                                                 06/15/34 - 02/15/24      22,328       23,309 (h,q)
   6.50%                                                 06/15/24 - 08/15/36     145,364      152,037 (h)
   7.00%                                                 06/15/34                 10,220       10,700 (h,q)
   7.00%                                                 03/15/12 - 09/15/36      42,870       44,861 (h)
   8.00%                                                 09/15/29 - 06/15/30         272          290 (h)
   8.50%                                                 10/15/17                 36,160       38,586 (h)
   9.00%                                                 11/15/16 - 12/15/21      44,774       47,859 (h)
   5.50%                                                 TBA                     900,000      926,719 (c)
                                                                                           11,610,276

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.8%
Collateralized Mortgage Obligation Trust (Class B)
   13.38%                                                11/01/18                  1,282          953 (d,f,h)

Federal Home Loan Mortgage Corp.
   4.50%                                                 11/15/13 - 03/15/19     181,225       10,669 (g,h,s)
   5.00%                                                 04/15/14 - 12/01/34     851,498       74,040 (g,h,s)
   5.00%                                                 05/15/38                 30,630       29,599
   5.29%                                                 06/15/36                621,257       49,638 (g,i,s)
   5.46%                                                 05/15/36 - 11/15/36     297,192       26,499 (g,i,s)
   5.50%                                                 04/15/17 - 06/15/33     136,761       15,313 (g,h,s)
   5.56%                                                 05/15/37                135,519       11,820 (g,i,s)
   5.81%                                                 02/15/38                137,148       12,008 (g,i,s)
   6.11%                                                 09/15/35                115,480       13,069 (g,i,s)
   7.50%                                                 01/15/16                  6,548        6,774 (h)
   7.50%                                                 07/15/27                 10,739        1,677 (g,h,s)
   8.00%                                                 04/15/20                    531          560 (h)
   8.00%                                                 02/01/23 - 07/01/24       4,039          851 (g,h,s)
   8.56%                                                 12/15/33                 35,255       32,277 (h,i)
   18.98%                                                11/15/37                 91,010       79,364 (d,f)
   55.02%                                                09/25/43                323,570        1,594 (d,g,h,i,s)
Federal Home Loan Mortgage STRIPS
   5.44%                                                 08/01/27                    908          777 (d,f,h)
Federal National Mortgage Assoc.
   1.19%                                                 12/25/42                144,277        4,505 (g,h,i,s)
   4.50%                                                 05/25/18                 22,884        1,033 (g,h,s)
   4.75%                                                 11/25/14                 15,064          328 (g,h,s)
   5.00%                                                 08/25/17 - 02/25/32     134,340       13,423 (g,h,s)
   5.00%                                                 10/25/35 - 08/25/38      79,713       78,245
   5.50%                                                 01/25/33                138,992      140,041
   6.03%                                                 04/25/38                166,334       12,287 (g,i,s)
   6.53%                                                 10/25/29                 56,219        4,543 (g,h,i,s)
   7.13%                                                 09/25/42                197,093       24,773 (g,h,i,s)
   7.23%                                                 08/25/16                 26,662        1,336 (g,h,i,s)
Federal National Mortgage Assoc. (Class 1)
   4.50%                                                 09/01/35 - 01/01/36     245,965       40,156 (g,s)
   5.00%                                                 05/25/38                 97,702       14,809 (g,s)
   10.04%                                                11/01/34                 77,036       69,633 (d,f,h)
Federal National Mortgage Assoc. (Class 2)
   5.00%                                                 01/01/34 - 03/25/38     273,896       33,123 (g,s)
   5.50%                                                 12/01/33                 22,689        2,683 (g,s)
Federal National Mortgage Assoc. REMIC
   4.50%                                                 11/25/13                  8,026           33 (g,h,s)
   5.00%                                                 10/25/22                 33,762        2,053 (g,h,s)
   15.57%                                                03/25/31                 54,776       59,259 (h,i)
Federal National Mortgage Assoc. REMIC (Class B)
   3.03%                                                 12/25/22                  1,454        1,334 (d,f,h)
Federal National Mortgage Assoc. REMIC (Class K)
   1008.00%                                              05/25/22                      9          183 (g,h,s)
Federal National Mortgage Assoc. STRIPS (Class 2)
   4.50%                                                 08/01/35                 75,839       11,901 (g,s)
   5.00%                                                 08/01/34                466,795       55,213 (g,s)
   7.50%                                                 11/01/23                 29,179        5,399 (g,h,s)
   8.00%                                                 08/01/23 - 07/01/24       8,897        1,590 (g,h,s)
   8.00%                                                 07/01/24                                     (g,h,s)
   8.50%                                                 03/01/17 - 07/25/22       3,197          642 (g,h,s)
   9.00%                                                 05/25/22                  1,516          349 (g,h,s)
                                                                                              946,356

ASSET BACKED - 0.8%
Bear Stearns Asset Backed Securities Trust (Class A)
   1.77%                                                 01/25/34                  8,643        6,225 (d,h,i)

Capital Auto Receivables Asset Trust (Class A)
   1.98%                                                 01/15/10                 57,950       56,564 (b,h,i)
Carmax Auto Owner Trust
   4.35%                                                 03/15/10                  8,754        8,728 (h)
Chase Funding Mortgage Loan Asset-Backed Certificates
   1.90%                                                 03/25/32                  9,076        5,775 (d,h,i)
Fleet Home Equity Loan Trust (Class A)
   1.70%                                                 01/20/33                 11,726        6,923 (h,i)
Ford Credit Floorplan Master Owner Trust (Class A)
   1.38%                                                 06/15/11                100,000       96,542 (i)
Mid-State Trust
   7.54%                                                 07/01/35                  5,825        5,450 (h,q)
Peco Energy Transition Trust
   6.52%                                                 12/31/10                 29,000       29,223 (h)
Residential Asset Mortgage Products Inc.
   1.64%                                                 03/25/34                  1,075        1,016 (d,h,i)
Residential Asset Securities Corp.
   1.90%                                                 07/25/32                  3,895        1,960 (d,h,i)
Residential Asset Securities Corp. (Class A)
   4.16%                                                 07/25/30                 11,166       10,795 (h,i)
Swift Master Auto Receivables Trust (Class A)
   1.30%                                                 06/15/12              1,000,000      680,589 (i)
Wells Fargo Home Equity Trust
   3.97%                                                 05/25/34                 16,115       15,884 (h,i)
                                                                                              925,674

CORPORATE NOTES - 7.5%
Abbott Laboratories
   5.88%                                                 05/15/16                 60,000       64,984
AES Ironwood LLC
   8.86%                                                 11/30/25                105,650       91,915 (h)
American Railcar Industries, Inc.
   7.50%                                                 03/01/14                 30,000       19,800 (h)
ARAMARK Corp.
   8.50%                                                 02/01/15                 76,000       68,780
ArcelorMittal USA
   6.50%                                                 04/15/14                  9,000        6,399
Archer-Daniels-Midland Co.
   6.45%                                                 01/15/38                 60,000       60,789 (h)
Arizona Public Service Co.
   6.25%                                                 08/01/16                 20,000       16,081 (h)
AT&T, Inc.
   5.60%                                                 05/15/18                 60,000       61,089
   6.40%                                                 05/15/38                102,000      109,260
   6.70%                                                 11/15/13                 50,000       52,966
BAC Capital Trust VI
   5.63%                                                 03/08/35                 58,000       48,725 (h)
Baker Hughes Inc.
   7.50%                                                 11/15/18                 29,000       32,151
Bank of America Corp.
   4.88%                                                 01/15/13                 45,000       44,329
   5.75%                                                 12/01/17                280,000      279,563
   8.00%                                                 12/29/49                 15,000       10,789 (h,i)
Bear Stearns Companies Inc.
   5.85%                                                 07/19/10                 45,000       45,458 (h)
   6.95%                                                 08/10/12                 80,000       83,086 (h)
BellSouth Corp.
   6.55%                                                 06/15/34                 11,000       11,154 (h)

Berkshire Hathaway Finance Corp.
   5.00%                                                 08/15/13                126,000      128,172
Bristol-Myers Squibb Co.
   5.45%                                                 05/01/18                 36,000       37,274
   5.88%                                                 11/15/36                 30,000       31,903 (h)
Cardinal Health, Inc.
   5.50%                                                 06/15/13                 30,000       28,360 (h)
Cargill Inc.
   5.20%                                                 01/22/13                 62,000       56,798 (b,h)
   6.00%                                                 11/27/17                 55,000       49,315 (b,h)
Carolina Power & Light Co.
   5.15%                                                 04/01/15                 26,000       26,067 (h)
   5.70%                                                 04/01/35                 13,000       13,200 (h)
   6.13%                                                 09/15/33                 13,000       13,929 (h)
Cellco Partnership
   7.38%                                                 11/15/13                 35,000       36,928 (b)
Century Aluminum Co.
   7.50%                                                 08/15/14                 78,000       44,850
Chesapeake Energy Corp.
   7.25%                                                 12/15/18                 76,000       59,280
Citigroup, Inc.
   6.50%                                                 08/19/13                169,000      170,536
CME Group Inc.
   5.40%                                                 08/01/13                 77,000       76,486
Community Health Systems, Inc.
   8.88%                                                 07/15/15                 76,000       69,920
Consolidated Edison Company of New York, Inc.
   5.85%                                                 04/01/18                 60,000       60,419 (h)
   7.13%                                                 12/01/18                100,000      107,527
Constellation Brands, Inc.
   7.25%                                                 05/15/17                 77,000       72,765 (h)
COX Communications Inc.
   6.25%                                                 06/01/18                 65,000       57,693 (b)
   7.13%                                                 10/01/12                  9,000        8,613 (h)
   7.75%                                                 11/01/10                 35,000       34,353 (h)
Credit Suisse
   6.00%                                                 02/15/18                 66,000       60,609 (h)
CSC Holdings Inc.
   8.50%                                                 06/15/15                 77,000       67,760 (b)
CSX Transportation, Inc.
   9.75%                                                 06/15/20                  5,000        5,668 (h)
CVS/Caremark Corp.
   5.75%                                                 06/01/17                 31,000       29,186 (h)
Diageo Capital PLC
   5.20%                                                 01/30/13                 30,000       29,521 (h)
Dominion Resources, Inc.
   6.30%                                                 09/30/66                 84,000       37,800 (h,i)
Dover Corp.
   6.50%                                                 02/15/11                 30,000       30,667 (h)
DP World Ltd.
   6.85%                                                 07/02/37                100,000       51,507 (b,h)
Duke Energy Carolinas LLC
   5.38%                                                 01/01/09                 15,000       15,000 (h)
Duke Energy Indiana, Inc.
   6.35%                                                 08/15/38                 46,000       51,775
Duke Realty LP
   6.25%                                                 05/15/13                 30,000       20,651 (h)
Dynegy Holdings, Inc.
   7.50%                                                 06/01/15                 76,000       53,200

Echostar DBS Corp.
   7.75%                                                 05/31/15                 77,000       65,450
EI Du Pont de Nemours & Co.
   4.88%                                                 04/30/14                 30,000       29,595 (h)
   6.00%                                                 07/15/18                 73,000       76,671
Empresa Energetica de Sergipe / S.A. de Eletrificacao
da Paraiba
   10.50%                                                07/19/13                 30,000       26,400 (b,h)
EOG Resources, Inc.
   5.88%                                                 09/15/17                 55,000       55,835
   6.88%                                                 10/01/18                 48,000       52,352
Ford Motor Credit Company LLC
   7.88%                                                 06/15/10                 76,000       60,814
General Dynamics Corp.
   5.25%                                                 02/01/14                 43,000       44,067
Georgia-Pacific LLC
   9.50%                                                 12/01/11                 80,000       75,600
GlaxoSmithKline Capital Inc.
   4.85%                                                 05/15/13                 30,000       30,092
   6.38%                                                 05/15/38                 75,000       84,738
Goldman Sachs Group, Inc.
   5.25%                                                 10/15/13                 41,000       37,665
   6.15%                                                 04/01/18                 30,000       28,829
   6.60%                                                 01/15/12                110,000      108,533 (h)
GTE Corp.
   7.51%                                                 04/01/09                 38,000       38,140 (h)
Halliburton Co.
   5.90%                                                 09/15/18                 21,000       22,155
Harrah's Operating Company Inc.
   10.00%                                                12/15/18                 13,000        4,745 (b)
   10.75%                                                02/01/16                 57,000       16,245 (b)
HCA Inc.
   9.25%                                                 11/15/16                 76,000       69,730
Hewlett-Packard Co.
   5.50%                                                 03/01/18                 30,000       30,277
Honeywell International, Inc.
   5.30%                                                 03/01/18                 86,000       87,744
Host Hotels & Resorts LP (REIT)
   6.38%                                                 03/15/15                117,000       87,165
HSBC Bank USA N.A.
   4.63%                                                 04/01/14                100,000       92,650
HSBC Capital Funding LP (Series 1)
   9.55%                                                 12/29/49                 32,000       25,354 (b,h,i)
HSBC Finance Corp.
   6.75%                                                 05/15/11                 30,000       29,870
IIRSA Norte Finance Ltd.
   8.75%                                                 05/30/24                116,756       84,065 (b,h)
Independencia International Ltd.
   9.88%                                                 05/15/15                 14,000        7,700 (b)
ING Capital Funding TR III
   8.44%                                                 12/29/49                 50,000       25,166 (i)
ING Groep N.V.
   5.78%                                                 12/29/49                 21,000        8,994 (i)
Ingersoll-Rand Global Holding Company Ltd.
   6.88%                                                 08/15/18                 31,000       29,646
International Business Machines Corp.
   7.63%                                                 10/15/18                100,000      119,920
Iron Mountain, Inc.
   8.00%                                                 06/15/20                 77,000       61,793

John Deere Capital Corp.
   4.50%                                                 04/03/13                 60,000       57,435 (h)
Johnson & Johnson
   5.85%                                                 07/15/38                 78,000       94,235
JP Morgan Chase & Co.
   6.40%                                                 05/15/38                 46,000       54,416
   7.00%                                                 11/15/09                 60,000       60,634 (h)
JPMorgan Chase Bank
   5.88%                                                 06/13/16                 30,000       29,929
Kellogg Co.
   5.13%                                                 12/03/12                 28,000       27,991
Kimberly-Clark Corp.
   7.50%                                                 11/01/18                 17,000       20,019
Kraft Foods, Inc.
   6.75%                                                 02/19/14                 16,000       16,604
Kroger Co.
   6.15%                                                 01/15/20                 76,000       74,983
Markel Corp.
   7.35%                                                 08/15/34                 18,000       12,203
McDonald's Corp.
   5.80%                                                 10/15/17                 30,000       32,081
   6.30%                                                 03/01/38                 42,000       46,326
Mediacom LLC / Mediacom Capital Corp.
   9.50%                                                 01/15/13                135,000      101,925 (h)
Merck & Company, Inc.
   5.75%                                                 11/15/36                  5,000        5,265
Merrill Lynch & Company, Inc.
   6.05%                                                 08/15/12                 31,000       30,584
   6.88%                                                 04/25/18                 64,000       66,946
MetLife, Inc. (Series A)
   6.82%                                                 08/15/18                167,000      159,051
Metropolitan Life Global Funding I
   4.25%                                                 07/30/09                 60,000       58,709 (b)
Midamerican Energy Holdings Co.
   6.13%                                                 04/01/36                 50,000       46,492
Mizuho Financial Group Cayman Ltd.
   8.38%                                                 12/29/49                 40,000       37,277
Morgan Stanley
   5.05%                                                 01/21/11                 60,000       57,630
   6.00%                                                 04/28/15                100,000       86,273
Munich Re America Corp. (Series B)
   7.45%                                                 12/15/26                 30,000       31,406 (h)
New York Life Global Funding
   5.38%                                                 09/15/13                 33,000       32,663 (b)
NGPL PipeCo LLC
   7.12%                                                 12/15/17                 32,000       28,806 (b)
NorthWestern Corp.
   5.88%                                                 11/01/14                 88,000       81,150 (h)
NRG Energy, Inc.
   7.38%                                                 02/01/16                 75,000       69,750
Oncor Electric Delivery Co.
   5.95%                                                 09/01/13                118,000      110,050 (b)
OPTI Canada Inc.
   8.25%                                                 12/15/14                 42,000       22,680
Oracle Corp.
   5.75%                                                 04/15/18                 12,000       12,552
Pacific Gas & Electric Co.
   5.80%                                                 03/01/37                 30,000       31,116

Parker Hannifin Corp.
   5.50%                                                 05/15/18                 47,000       45,438
Pemex Finance Ltd.
   9.03%                                                 02/15/11                 34,650       35,343 (h)
Pemex Project Funding Master Trust
   5.75%                                                 03/01/18                 10,000        8,825 (b)
   7.88%                                                 02/01/09                 16,000       16,015
PepsiCo, Inc.
   5.00%                                                 06/01/18                 94,000       97,433
   7.90%                                                 11/01/18                 54,000       66,185
Pitney Bowes, Inc.
   3.88%                                                 06/15/13                 35,000       33,114
Potomac Electric Power Co.
   7.90%                                                 12/15/38                 12,000       13,367
Procter & Gamble Co.
   4.60%                                                 01/15/14                 32,000       33,533
   5.50%                                                 02/01/34                 17,000       17,758
Public Service Company of Colorado
   7.88%                                                 10/01/12                 50,000       52,583
Puget Sound Energy, Inc. (Series A)
   6.97%                                                 06/01/67                 60,000       27,000 (i)
Rogers Communications, Inc.
   6.80%                                                 08/15/18                 82,000       82,855
Royal Bank of Scotland Group PLC
   5.00%                                                 10/01/14                 11,000        9,429
Sabine Pass LNG LP
   7.50%                                                 11/30/16                100,000       72,000
Safeway, Inc.
   6.25%                                                 03/15/14                 10,000       10,052
Security Benefit Life Insurance
   8.75%                                                 05/15/16                 25,000       18,198 (b,t)
Southern California Edison Co.
   5.50%                                                 08/15/18                100,000      104,549
Sprint Capital Corp.
   7.63%                                                 01/30/11                 28,000       23,380
Standard Chartered Bank Hong Kong Ltd.
   4.38%                                                 12/03/14                 70,000       62,818
Telecom Italia Capital S.A.
   6.20%                                                 07/18/11                 21,000       18,638
Telefonica Emisiones SAU
   5.86%                                                 02/04/13                 75,000       72,904
   6.22%                                                 07/03/17                 46,000       45,319
Tenneco, Inc.
   8.63%                                                 11/15/14                 77,000       29,260
Terex Corp.
   8.00%                                                 11/15/17                 80,000       68,000
Textron Inc.
   6.50%                                                 06/01/12                 31,000       26,760
The Bank of New York Mellon Corp.
   4.95%                                                 11/01/12                100,000      101,527
The Travelers Companies, Inc.
   5.80%                                                 05/15/18                 30,000       28,900
Thomson Reuters Corp.
   5.95%                                                 07/15/13                 62,000       57,724
   6.50%                                                 07/15/18                 30,939       28,134
Ticketmaster
   10.75%                                                08/01/16                250,000      135,000 (b)

Time Warner Cable, Inc.
   6.20%                                                 07/01/13                 62,000       58,645
   6.75%                                                 07/01/18                 88,000       84,727
   8.75%                                                 02/14/19                 52,000       56,541
TNK-BP Finance S.A.
   6.63%                                                 03/20/17                100,000       48,000 (b)
TransCanada Pipelines Ltd.
   6.50%                                                 08/15/18                 43,000       42,186
Transocean, Inc.
   6.00%                                                 03/15/18                 31,000       28,235
UBS Preferred Funding Trust I
   8.62%                                                 10/29/49                 40,000       24,166 (i)
Union Electric Co.
   6.70%                                                 02/01/19                 48,000       43,737
United Technologies Corp.
   6.13%                                                 07/15/38                 35,000       38,037
Verizon Communications, Inc.
   6.90%                                                 04/15/38                 30,000       33,758
   8.75%                                                 11/01/18                 62,000       72,740
Verizon Global Funding Corp.
   7.25%                                                 12/01/10                 61,000       63,950
Verizon Pennsylvania, Inc.
   8.35%                                                 12/15/30                 20,000       19,533 (h)
Walgreen Co.
   4.88%                                                 08/01/13                112,000      115,344
Wal-Mart Stores, Inc.
   5.80%                                                 02/15/18                 66,000       73,032
   6.20%                                                 04/15/38                 46,000       50,328
Wells Fargo & Co.
   5.63%                                                 12/11/17                 15,000       15,649
Westar Energy, Inc.
   7.13%                                                 08/01/09                 34,000       33,691 (h)
Westlake Chemical Corp.
   6.63%                                                 01/15/16                 66,000       38,280
Wyeth
   5.50%                                                 03/15/13                 98,000       99,825
XTO Energy, Inc.
   6.38%                                                 06/15/38                 24,000       21,209
   6.50%                                                 12/15/18                 40,000       38,721
                                                                                            8,502,606

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 2.0%
Banc of America Commercial Mortgage Inc. (Class A)
   5.49%                                                 02/10/51                150,000      109,749
Banc of America Funding Corp.
   5.72%                                                 03/20/36                 31,601        5,739 (h,i,q)
   5.76%                                                 02/20/36                 63,635       14,283 (h,i,q)
Banc of America Mortgage Securities Inc. (Class B)
   5.35%                                                 01/25/36                 31,704        7,559 (h,i)
Bear Stearns Commercial Mortgage Securities
   5.41%                                                 03/11/39                 35,000       30,569 (h,i)
   5.48%                                                 10/12/41                 79,000       64,469 (h)
   5.53%                                                 10/12/41                 79,000       55,036 (h)
   5.71%                                                 06/11/40                 50,000       38,932
   6.02%                                                 02/14/31                 26,800       26,717 (h,i)
Bear Stearns Commercial Mortgage Securities (Class A)
   5.92%                                                 06/11/50                 80,000       39,823
Citigroup Commercial Mortgage Trust
   5.70%                                                 12/10/49                 50,000       37,689 (i)
   6.10%                                                 12/10/49                 10,000        7,721

Commercial Mortgage Loan Trust
   6.02%                                                 12/10/49                 80,000       57,867
Countrywide Alternative Loan Trust
   6.00%                                                 03/25/36                 19,952          269 (h,q)
Countrywide Alternative Loan Trust (Class B)
   6.00%                                                 05/25/36 - 08/25/36      34,266          619 (h,q)
Credit Suisse Mortgage Capital Certificates (Class C)
   5.65%                                                 02/25/36                 24,182        3,543 (h,i,q)
Crusade Global Trust (Class A)
   2.04%                                                 09/18/34                 11,822       11,438 (h,i)
CS First Boston Mortgage Securities Corp.
   5.25%                                                 08/25/34                 16,517       15,114
   5.34%                                                 10/25/35                 39,033        5,269 (h,i,q)
   15.81%                                                07/15/37                733,217       10,570 (d,h,i,q)
GMAC Commercial Mortgage Securities Inc.
   6.47%                                                 04/15/34                 47,986       46,908 (h)
GMAC Commercial Mortgage Securities Inc. (Class X)
   15.72%                                                12/10/41              1,108,747       12,932 (d,h,i,q)
Greenwich Capital Commercial Funding Corp.
   5.12%                                                 04/10/37                 62,818       57,019 (h)
Indymac INDA Mortgage Loan Trust
   5.15%                                                 01/25/36                 63,762          837 (h,i,q)
Indymac INDA Mortgage Loan Trust (Class B)
   5.15%                                                 01/25/36                 63,685       30,136 (h,i,q)
JP Morgan Chase Commercial Mortgage Securities Corp.
   1.11%                                                 01/12/39              1,006,451       16,987 (h,i,q)
   5.44%                                                 06/12/47                 60,000       43,294
   5.72%                                                 02/15/51                 70,000       48,892
   6.06%                                                 02/15/51                100,000       46,959 (i)
   6.07%                                                 02/12/51                 90,000       63,765
   6.20%                                                 02/12/51                 15,000        2,278 (i,q)
   6.47%                                                 11/15/35                 45,511       44,033 (h)
LB-UBS Commercial Mortgage Trust
   4.06%                                                 09/15/27                 60,776       58,942 (h,i)
   5.86%                                                 07/15/40                 40,000       28,461 (i)
   15.64%                                                01/18/12                973,238       13,337 (d,h,i,q)
   24.89%                                                01/15/36                532,229       17,142 (d,h,q)
   26.09%                                                03/15/36                751,214       13,000 (d,h,i,q)
   27.04%                                                02/15/40                872,992       10,027 (d,h,i,q)
LB-UBS Commercial Mortgage Trust (Class B)
   6.65%                                                 07/14/16                 28,000       25,513 (b,h)
LB-UBS Commercial Mortgage Trust (Class F)
   6.24%                                                 07/15/40                 30,000        4,654 (i,q)
LB-UBS Commercial Mortgage Trust (Class X)
   27.91%                                                12/15/39                776,922        7,313 (d,h,i,q)
MASTR Alternative Loans Trust
   5.00%                                                 08/25/18                 49,620        4,697 (g,h,s)
Merrill Lynch Mortgage Trust (Class A)
   5.61%                                                 05/12/39                 80,000       68,919 (h,i)
Merrill Lynch/Countrywide Commercial Mortgage Trust
   5.42%                                                 08/12/48                100,000       45,472
Merrill Lynch/Countrywide Commercial Mortgage Trust
(Class A)
   5.49%                                                 03/12/51                200,000      137,696 (i)
MLCC Mortgage Investors Inc.
   5.38%                                                 02/25/36                 49,996        1,500 (h,i)

Morgan Stanley Capital I
   5.28%                                                 12/15/43                 31,000       25,397
   5.33%                                                 12/15/43                 31,000       23,321
   5.39%                                                 11/12/41                 88,000       25,254 (i)
   5.45%                                                 02/12/44                 20,000       14,834 (i)
   5.69%                                                 04/15/49                200,000      150,091 (i)
   5.71%                                                 07/12/44                100,000       72,075 (h)
   5.88%                                                 06/11/49                 55,000       40,748
   7.11%                                                 04/15/33                 62,810       62,573 (h,i)
Morgan Stanley Capital I (Class A)
   5.81%                                                 12/12/49                 20,000       14,976
Morgan Stanley Dean Witter Capital I
   7.20%                                                 10/15/33                 19,236       19,140 (h)
Morgan Stanley Dean Witter Capital I (Class A)
   6.54%                                                 02/15/31                 11,800       11,648 (h)
Nomura Asset Securities Corp. (Class A)
   6.59%                                                 03/15/30                  6,135        6,126 (h)
Puma Finance Ltd. (Class A)
   1.63%                                                 03/25/34                 32,253       28,413 (h,i)
   4.94%                                                 10/11/34                 16,503       14,399 (h,i)
Residential Accredit Loans Inc.
   6.00%                                                 01/25/36                153,578        9,791 (h,q)
Residential Asset Securitization Trust (Class A)
   1.80%                                                 05/25/35                170,235       87,977 (d,h,i,q)
Structured Asset Securities Corp. (Class X)
   2.13%                                                 02/25/28                 40,660            1 (i,q)
Wachovia Bank Commercial Mortgage Trust
   5.74%                                                 06/15/49                150,000      109,913 (i)
Wachovia Bank Commercial Mortgage Trust (Class A)
   5.42%                                                 01/15/45                 70,000       54,588 (i)
Wachovia Bank Commercial Mortgage Trust (Class E)
   5.90%                                                 02/15/51                 90,000       13,695 (i,q)
Wells Fargo Mortgage Backed Securities Trust
   5.50%                                                 01/25/36                 63,996       20,911 (h)
Wells Fargo Mortgage Backed Securities Trust (Class B)
   5.50%                                                 03/25/36                246,358       61,450 (h)
                                                                                                 2,261,009

SOVEREIGN BONDS - 0.2%
Government of Brazil
   8.00%                                                 01/15/18                 30,000       33,600 (h)
Government of Canada
   7.50%                                                 09/15/29                 50,000       71,020
Government of Manitoba Canada
   4.90%                                                 12/06/16                 35,000       38,489
Government of Pakistan
   6.75%                                                 02/19/09                 40,000       38,420
Government of Panama
   6.70%                                                 01/26/36                 30,000       27,000
Government of Venezuela
   5.38%                                                 08/07/10                 16,000       12,440
   9.00%                                                 05/07/23                 19,600        7,840
                                                                                              228,809

TOTAL BONDS AND NOTES                                                                      32,768,016
  (COST $34,901,463)

                                                                               NUMBER OF
                                                                                SHARES
                                                                               ----------
EXCHANGE TRADED FUNDS - 0.7%

Financial Select Sector SPDR Fund                                                 12,786        161,360 (o)
Industrial Select Sector SPDR Fund                                                26,588        624,286 (h,o)
iShares MSCI Emerging Markets Index Fund                                             850         21,225 (r)

TOTAL EXCHANGE TRADED FUNDS                                                                     806,871
  (COST $1,231,750)

OTHER INVESTMENTS - 0.2%

GEI Investment Fund                                                                             226,050 (k)
  (COST $410,996)

TOTAL INVESTMENTS IN SECURITIES                                                              96,707,415
  (COST $125,137,417)

SHORT-TERM INVESTMENTS - 21.1%

GE Money Market Fund Institutional Class
   1.02%                                                                                     23,976,917 (d,p)
  (COST $23,976,917)

TOTAL INVESTMENTS                                                                           120,684,332
  (COST $149,114,334)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (6.0)%                                         (6,841,160)
                                                                                           ------------
NET ASSETS - 100.0%                                                                        $113,843,172
                                                                                           ============

OTHER INFORMATION

The GE Strategic Investment Fund had the following long futures contracts open at December 31, 2008 (unaudited):

                                                                     CURRENT      UNREALIZED
                                                       NUMBER OF    NOTIONAL     APPRECIATION/
DESCRIPTION                          EXPIRATION DATE   CONTRACTS      VALUE       DEPRECIATION
----------------------------------   ---------------   ---------   -----------    ------------
S&P 500 Index Futures                   March 2009        1        $   225,025    $      (488)
2 Yr. U.S.Treasury Notes Futures        March 2009       22          4,797,375          33,955

The GE Strategic Investment Fund had the following Short futures contracts open at December 31, 2008 (unaudited):

                                                                     CURRENT     UNREALIZED
                                                       NUMBER OF    NOTIONAL    APPRECIATION/
DESCRIPTION                          EXPIRATION DATE   CONTRACTS     VALUE      DEPRECIATION
----------------------------------   ---------------   ---------   ----------   ------------
DJ Euro Stoxx 50 Index Futures          March 2009        1        $  (34,056)   $      (765)
S&P 500 Index Futures                   March 2009        1          (225,025)       (10,275)
10 Yr. U.S.Treasury Notes  Futures      March 2009       13        (1,634,750)            11
                                                                                 -----------
                                                                                 $    22,439
                                                                                 ===========

The GE Strategic Investment Fund was invested in the following Countries at December 31, 2008 (unaudited):

                                                                                                     PERCENTAGE
                                                                                                  (BASED ON MARKET
COUNTRY                                                                                                VALUE)
--------------------------------------------------------------------------------------------      ----------------
United States                                                                                          80.00%
Japan                                                                                                   3.46%
France                                                                                                  2.86%
United Kingdom                                                                                          2.82%
Switzerland                                                                                             2.29%
Canada                                                                                                  1.45%
Germany                                                                                                 1.40%
China                                                                                                   0.57%
Brazil                                                                                                  0.50%
Spain                                                                                                   0.48%
Taiwan                                                                                                  0.45%
South Korea                                                                                             0.38%
India                                                                                                   0.36%
South Africa                                                                                            0.35%
Australia                                                                                               0.35%
Italy                                                                                                   0.33%
Finland                                                                                                 0.26%
Netherlands                                                                                             0.23%
Mexico                                                                                                  0.20%
Israel                                                                                                  0.16%
Singapore                                                                                               0.16%
Hong Kong                                                                                               0.12%
Russia                                                                                                  0.12%
Turkey                                                                                                  0.09%
Denmark                                                                                                 0.08%
Peru                                                                                                    0.07%
Chile                                                                                                   0.05%
Egypt                                                                                                   0.05%
Malaysia                                                                                                0.04%
Norway                                                                                                  0.04%
Philippines                                                                                             0.04%
Greece                                                                                                  0.04%
Pakistan                                                                                                0.03%
Sweden                                                                                                  0.03%
Thailand                                                                                                0.03%
Bermuda                                                                                                 0.02%
Cayman Islands                                                                                          0.02%
Panama                                                                                                  0.02%
Indonesia                                                                                               0.02%
Venezuela                                                                                               0.02%
Luxembourg                                                                                              0.01%
                                                                                                  ----------
                                                                                                      100.00%
                                                                                                  ==========

The GE Strategic Investment Fund was invested in the following Sectors at November 30, 2008 (unaudited):

                                                                                                     PERCENTAGE
                                                                                                  (BASED ON MARKET
SECTOR                                                                                                 VALUE)
--------------------------------------------------------------------------------------------      ----------------
Short-Term Investments                                                                                 19.87%
Agency Mortgage Backed                                                                                  9.62%
Corporate Notes                                                                                         7.05%
U.S. Treasuries                                                                                         4.23%
Commercial Banks                                                                                        2.94%
Oil, Gas & Consumable Fuels                                                                             2.88%
Communications Equipment                                                                                2.77%
Pharmaceuticals                                                                                         2.74%
Federal Agencies                                                                                        2.64%
Biotechnology                                                                                           2.60%
Media                                                                                                   2.35%
Capital Markets                                                                                         2.17%
Software                                                                                                1.93%
Insurance                                                                                               1.91%
Non-Agency Collateralized Mortgage Obligations                                                          1.87%
Healthcare Equipment & Supplies                                                                         1.86%
Food Products                                                                                           1.79%
Wireless Telecommunication Services                                                                     1.74%
Energy Equipment & Services                                                                             1.64%
IT Services                                                                                             1.42%
Semiconductors & Semiconductor Equipment                                                                1.42%
Chemicals                                                                                               1.34%
Specialty Retail                                                                                        1.12%
Healthcare Providers & Services                                                                         1.12%
Commercial Services & Supplies                                                                          1.11%
Multi-Utilities                                                                                         1.10%
Beverages                                                                                               1.08%
Metals & Mining                                                                                         1.08%
Diversified Financial Services                                                                          1.03%
Industrial Conglomerates                                                                                0.97%
Personal Products                                                                                       0.94%
Electric Utilities                                                                                      0.87%
Agency Collateralized Mortgage Obligations                                                              0.78%
Asset Backed                                                                                            0.77%
Machinery                                                                                               0.70%
Aerospace & Defense                                                                                     0.67%
Miscellaneous                                                                                           0.67%
Household Products                                                                                      0.66%
Real Estate Management & Development                                                                    0.60%
Food & Staples Retailing                                                                                0.56%
Internet Software & Services                                                                            0.53%
Diversified Telecommunication Services                                                                  0.52%
Hotels Restaurants & Leisure                                                                            0.46%
Road & Rail                                                                                             0.44%
Electrical Equipment                                                                                    0.37%
Electronic Equipment, Instruments & Components                                                          0.36%
Construction & Engineering                                                                              0.35%
Computers & Peripherals                                                                                 0.33%
Life Sciences Tools & Services                                                                          0.32%
Multiline Retail                                                                                        0.31%
Textiles Apparel & Luxury Goods                                                                         0.26%
Automobiles                                                                                             0.19%
Sovereign Bonds                                                                                         0.19%
Other Investments                                                                                       0.19%
Professional Services                                                                                   0.16%
Real Estate Investment Trusts (Reits)                                                                   0.14%
Water Utilities                                                                                         0.13%
Tobacco                                                                                                 0.10%
Independent Power Producers & Energy Traders                                                            0.02%

Household Durables                                                                                      0.01%
Paper & Forest Products                                                                                 0.01%
Internet & Catalog Retail                                                                               0.00%
                                                                                                      ------
                                                                                                      100.00%
                                                                                                      ======

                            GE SMALL-CAP EQUITY FUND

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

                                                                       NUMBER OF
                                                                        SHARES        VALUE
                                                                       ---------   ------------
COMMON STOCK - 96.3%
AEROSPACE & DEFENSE - 1.7%
DynCorp International, Inc. (Class A)                                      2,700   $     40,959(a)
Esterline Technologies Corp.                                               1,910         72,370(a)
Stanley Inc.                                                               3,188        115,469(a)
Teledyne Technologies Inc.                                                 8,900        396,495(a)
                                                                                        625,293

AIR FREIGHT & LOGISTICS - 0.5%
Forward Air Corp.                                                          3,558         86,353
UTI Worldwide, Inc.                                                        7,064        101,298
                                                                                        187,651

AUTO COMPONENTS - 0.2%
Exide Technologies                                                         7,892         41,749(a)
Wonder Auto Technology, Inc.                                               9,912         38,855(a)
                                                                                         80,604

BEVERAGES - 0.4%
Central European Distribution Corp.                                        7,311        144,027(a)

BIOTECHNOLOGY - 1.4%
Alexion Pharmaceuticals, Inc.                                                900         32,571(a)
Alkermes, Inc.                                                             7,200         76,680(a)
Cubist Pharmaceuticals, Inc.                                               8,271        199,827(a)
Facet Biotech Corp.                                                        1,504         14,423(a)
Martek Biosciences Corp.                                                   1,932         58,559
OSI Pharmaceuticals, Inc.                                                  2,619        102,272(a)
PDL BioPharma, Inc.                                                        7,520         46,474
                                                                                        530,806

BUILDING PRODUCTS - 0.3%
Insteel Industries, Inc.                                                   5,010         56,563
NCI Building Systems, Inc.                                                 2,400         39,120(a)
                                                                                         95,683

CAPITAL MARKETS - 1.9%
Affiliated Managers Group, Inc.                                            3,825        160,344(a)
GFI Group, Inc.                                                           19,900         70,446
Raymond James Financial, Inc.                                             17,314        296,589
Waddell & Reed Financial, Inc. (Class A)                                  11,900        183,974
                                                                                        711,353

CHEMICALS - 2.4%
Arch Chemicals, Inc.                                                       7,905        206,083
Koppers Holdings, Inc.                                                     6,720        145,286
NewMarket Corp.                                                            1,709         59,661
Sensient Technologies Corp.                                               17,400        415,512
Terra Industries, Inc.                                                     4,000         66,680
                                                                                        893,222

COMMERCIAL BANKS - 3.2%
Cullen/Frost Bankers, Inc.                                                 8,472        429,361
Fulton Financial Corp.                                                    11,900        114,478
Independent Bank Corp.                                                     1,500         39,240
Sandy Spring Bancorp, Inc.                                                 3,885         84,809
Sterling Bancorp                                                           5,476         76,828
SVB Financial Group                                                        5,200        136,396(a)
Westamerica Bancorporation                                                 4,400        225,060
Wilmington Trust Corp.                                                     2,500         55,600
                                                                                      1,161,772

COMMERCIAL SERVICES & SUPPLIES - 3.4%
ABM Industries Inc.                                                       17,800        339,090
ATC Technology Corp.                                                       1,100         16,093(a)
Comfort Systems USA, Inc.                                                  6,800         72,488
Healthcare Services Group                                                  9,062        144,358
Herman Miller, Inc.                                                        6,000         78,180
Mcgrath Rentcorp.                                                          1,000         21,360
Ritchie Bros Auctioneers Inc.                                              5,700        122,094
Schawk, Inc. (Class A)                                                     9,500        108,870
Waste Connections, Inc.                                                   10,900        344,113(a)
                                                                                      1,246,646

COMMUNICATIONS EQUIPMENT - 1.2%
BigBand Networks, Inc.                                                     2,300         12,696(a)
Cogo Group, Inc.                                                           6,300         30,618(a)
CommScope, Inc.                                                            8,100        125,874(a)
Comtech Telecommunications Corp.                                             455         20,848(a)
Digi International, Inc.                                                   3,800         30,818(a)
Oplink Communications, Inc.                                                2,900         24,940(a)
PC-Tel Inc.                                                                8,900         58,473
Starent Networks Corp.                                                     4,108         49,008(a)
Viasat Inc.                                                                3,000         72,240(a)
                                                                                        425,515

COMPUTERS & PERIPHERALS - 0.1%
Super Micro Computer, Inc.                                                 3,300         20,889(a)

CONSTRUCTION & ENGINEERING - 2.0%
Aecom Technology Corp.                                                     2,400         73,752(a)
Chicago Bridge & Iron Co N.V.                                              8,955         89,998
EMCOR Group, Inc.                                                          1,000         22,430(a)
Michael Baker Corp.                                                        1,500         55,365(a)
Quanta Services, Inc.                                                     12,825        253,935(a)
URS Corp.                                                                  5,495        224,031(a)
                                                                                        719,511

CONSUMER FINANCE - 0.3%
Cash America International, Inc.                                           1,300         35,555
Ezcorp Inc. (Class A)                                                      3,100         47,151(a)
First Cash Financial Services, Inc.                                        2,200         41,932(a)
                                                                                        124,638

CONTAINERS & PACKAGING - 1.4%
Aptargroup, Inc.                                                           8,300        292,492
Greif, Inc. (Class A)                                                      1,500         50,145
Packaging Corporation of America                                          13,600        183,056
                                                                                        525,693

DISTRIBUTORS - 0.9%
LKQ Corp.                                                                 27,000        314,820(a)

DIVERSIFIED CONSUMER SERVICES - 1.2%
K12, Inc.                                                                  4,300         82,001(a)
Matthews International Corp. (Class A)                                     4,700        172,396
Pre-Paid Legal Services, Inc.                                                600         22,374(a)
Stewart Enterprises, Inc. (Class A)                                       42,700        128,527
Universal Technical Institute, Inc.                                        1,702         29,223(a)
                                                                                        434,521

DIVERSIFIED FINANCIAL SERVICES - 0.3%
MSCI Inc. (Class A)                                                        7,100        126,096(a)

ELECTRIC UTILITIES - 0.9%
Idacorp, Inc.                                                             11,800        347,510

ELECTRICAL EQUIPMENT - 1.1%
Baldor Electric Co.                                                        6,000        107,100
Brady Corp. (Class A)                                                      3,500         83,825
GrafTech International Ltd.                                                4,900         40,768(a)
Woodward Governor Co.                                                      7,800        179,556
                                                                                        411,249

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.7%
Anixter International, Inc.                                                1,300         39,156(a)
Benchmark Electronics, Inc.                                                5,391         68,843(a)
CPI International, Inc.                                                    1,330         11,518(a)
FARO Technologies, Inc.                                                    6,600        111,276(a)
Mettler Toledo International, Inc.                                         3,000        202,200(a)
National Instruments Corp.                                                 8,970        218,509
Newport Corp.                                                             21,110        143,126(a)
Plexus Corp.                                                               3,889         65,918(a)
Trimble Navigation Ltd.                                                    6,400        138,304(a)
                                                                                        998,850

ENERGY EQUIPMENT & SERVICES - 3.1%
Atwood Oceanics, Inc.                                                      2,200         33,616(a)
Cal Dive International, Inc.                                               9,500         61,845(a)
Dril-Quip, Inc.                                                            9,324        191,235(a)
Gulf Island Fabrication, Inc.                                              1,300         18,733
Gulfmark Offshore, Inc.                                                    1,300         30,927(a)
Helix Energy Solutions Group, Inc.                                         3,500         25,340(a)
HIS, Inc. (Class A)                                                        1,000         37,420(a)
Lufkin Industries, Inc.                                                      900         31,050
NATCO Group, Inc. (Class A)                                                4,100         62,238(a)
Oceaneering International, Inc.                                            4,250        123,845(a)
Oil States International, Inc.                                            14,300        267,267(a)
PHI, Inc.                                                                  2,101         29,435(a)
Pioneer Drilling Co.                                                      12,900         71,853(a)
RPC, Inc.                                                                  3,592         35,058
Superior Energy Services, Inc.                                             5,900         93,987(a)
T-3 Energy Services, Inc.                                                  2,044         19,295(a)
                                                                                      1,133,144

FOOD & STAPLES RETAILING - 0.2%
Spartan Stores, Inc.                                                       3,800         88,350

FOOD PRODUCTS - 4.5%
American Dairy Inc.                                                        2,502         37,630(a)
Darling International, Inc.                                               31,250        171,563(a)
Del Monte Foods Co.                                                       26,100        186,354
Hain Celestial Group, Inc.                                                10,400        198,536(a)
Lancaster Colony Corp.                                                     8,072        276,870
Lance, Inc.                                                                7,100        162,874
Ralcorp Holdings, Inc.                                                     4,600        268,640(a)
Smithfield Foods, Inc.                                                    23,900        336,273(a)
                                                                                      1,638,740

HEALTHCARE EQUIPMENT & SUPPLIES - 6.4%
American Medical Systems Holdings, Inc.                                   19,000        170,810(a)
Analogic Corp.                                                               371         10,121
Angiodynamics, Inc.                                                        6,700         91,723(a)
Arthrocare Corp.                                                           1,600          7,632(a)
Conmed Corp.                                                               3,522         84,317(a)
ev3, Inc.                                                                 11,900         72,590(a)
Gen-Probe Inc.                                                             2,400        102,816(a)
Greatbatch, Inc.                                                           3,600         95,256(a)
Haemonetics Corp.                                                          1,231         69,552(a)
Immucor, Inc.                                                              8,045        213,836(a)
Integra LifeSciences Holdings Corp.                                        5,500        195,635(a)
Masimo Corp.                                                               3,010         89,788(a)
Medical Action Industries, Inc.                                           20,239        202,390(a)
Meridian Bioscience Inc.                                                   2,400         61,128
NuVasive, Inc.                                                             2,330         80,735(a)
SonoSite, Inc.                                                             3,800         72,504(a)
STERIS Corp.                                                               2,085         49,811
SurModics, Inc.                                                            2,400         60,648(a)
Teleflex Inc.                                                              3,600        180,360
Thoratec Corp.                                                             3,779        122,780(a)
West Pharmaceutical Services, Inc.                                         8,100        305,937
Zoll Medical Corp.                                                           700         13,223(a)
                                                                                      2,353,592

HEALTHCARE PROVIDERS & SERVICES - 4.5%
Amedisys, Inc.                                                             2,042         84,416(a)
AMN Healthcare Services, Inc.                                             12,617        106,740(a)
athenahealth, Inc.                                                         2,400         90,288(a)
Bio-Reference Laboratories, Inc.                                           3,100         81,313(a)
Chemed Corp.                                                               1,600         63,632
Corvel Corp.                                                                 400          8,792(a)
Healthways, Inc.                                                          14,441        165,783(a)
HMS Holdings Corp.                                                         6,142        193,596(a)
inVentiv Health, Inc.                                                      7,500         86,550(a)
Mednax, Inc.                                                               7,200        228,240
Molina Healthcare, Inc.                                                   12,728        224,140(a)
National Healthcare Corp.                                                    600         30,384
Owens & Minor, Inc.                                                        4,600        173,190
Sun Healthcare Group Inc.                                                  4,793         42,418(a)
VCA Antech, Inc.                                                           4,721         93,853(a)
                                                                                      1,673,335

HEALTHCARE TECHNOLOGY - 1.4%
Allscripts-Misys Healthcare Solutions, Inc.                                3,500         34,720
Computer Programs & Systems, Inc.                                         12,300        329,640
Eclipsys Corp.                                                             1,300         18,447(a)
MedAssets, Inc.                                                            6,200         90,520(a)
Phase Forward Inc.                                                         3,686         46,149(a)
                                                                                        519,476

HOTELS RESTAURANTS & LEISURE - 0.9%
Cracker Barrel Old Country Store, Inc.                                     6,956        143,224
Denny's Corp.                                                             29,920         59,541(a)
Shuffle Master, Inc.                                                       8,700         43,152(a)
Wendy's/Arby's Group Inc.                                                 14,700         72,618
                                                                                        318,535

HOUSEHOLD DURABLES - 0.2%
Jarden Corp.                                                               7,241         83,272(a)

HOUSEHOLD PRODUCTS - 0.5%
WD-40 Co.                                                                  6,600        186,714

INSURANCE - 4.2%
Alleghany Corp.                                                              125         35,250(a)
Amtrust Financial Services, Inc.                                           1,700         19,720
Argo Group International Holdings Ltd.                                     5,100        172,992(a)
Arthur J Gallagher & Co.                                                   4,000        103,640
Employers Holdings, Inc.                                                   3,100         51,150
First Mercury Financial Corp.                                             13,938        198,756(a)
HCC Insurance Holdings, Inc.                                              20,226        541,046
National Interstate Corp.                                                  4,700         83,989
Navigators Group, Inc.                                                     5,900        323,969(a)
                                                                                      1,530,512

INTERNET & CATALOG RETAIL - 0.1%
priceline.com Inc.                                                           700         51,555(a)

INTERNET SOFTWARE & SERVICES - 1.8%
AsiaInfo Holdings, Inc.                                                    2,700         31,968(a)
comScore, Inc.                                                             7,100         90,525(a)
Constant Contact, Inc.                                                     5,900         78,175(a)
Internet Capital Group Inc.                                                7,800         42,510(a)
Interwoven, Inc.                                                           7,500         94,500(a)
j2 Global Communications, Inc.                                             3,690         73,948(a)
NIC, Inc.                                                                  9,500         43,700
Omniture, Inc.                                                             7,100         75,544(a)
S1 Corp.                                                                   3,600         28,404(a)
Vignette Corp.                                                             5,312         49,986(a)
Vocus, Inc.                                                                3,800         69,198(a)
                                                                                        678,458

IT SERVICES - 1.9%
CSG Systems International, Inc.                                            1,500         26,205(a)
Euronet Worldwide, Inc.                                                   13,000        150,930(a)
Global Cash Access Holdings, Inc.                                         24,500         54,390(a)
Hackett Group, Inc.                                                       14,500         42,340(a)
iGate Corp.                                                               13,700         89,187(a)

Mastech Holdings, Inc.                                                       126            300(a)
Metavante Technologies, Inc.                                                 465          7,491(a)
NeuStar, Inc. (Class A)                                                    7,100        135,823(a)
Sapient Corp.                                                              3,800         16,872(a)
SRA International, Inc. (Class A)                                          1,961         33,827(a)
VeriFone Holdings, Inc.                                                    3,500         17,150(a)
Virtusa Corp.                                                              3,091         17,433(a)
Wright Express Corp.                                                       7,100         89,460(a)
                                                                                        681,408

LEISURE EQUIPMENT & PRODUCTS - 0.5%
Polaris Industries, Inc.                                                   6,280        179,922

LIFE SCIENCES TOOLS & SERVICES - 3.1%
Bio-Rad Laboratories, Inc. (Class A)                                       4,200        316,302(a)
Bruker Corp.                                                              22,060         89,122(a)
Dionex Corp.                                                               2,800        125,580(a)
Luminex Corp.                                                              5,947        127,028(a)
Techne Corp.                                                               1,900        122,588
Varian, Inc.                                                              10,878        364,522(a)
                                                                                      1,145,142

MACHINERY - 6.4%
Actuant Corp (Class A)                                                     4,700         89,394
AGCO Corp.                                                                 8,130        191,787(a)
American Railcar Industries, Inc.                                            684          7,202
Bucyrus International, Inc. (Class A)                                      1,456         26,965
Cascade Corp.                                                              6,990        208,721
Chart Industries, Inc.                                                     2,331         24,778(a)
CIRCOR International, Inc.                                                 1,501         41,278
Clarcor, Inc.                                                              3,600        119,448
Harsco Corp.                                                               7,700        213,136
IDEX Corp.                                                                 9,900        239,085
Kaydon Corp.                                                               5,960        204,726
Kennametal Inc.                                                            7,100        157,549
Lincoln Electric Holdings, Inc.                                              900         45,837
Mueller Industries, Inc.                                                   8,700        218,196
Nordson Corp.                                                              4,505        145,466
Oshkosh Corp.                                                              3,900         34,671
RBC Bearings Inc.                                                          7,106        144,110(a)
Robbins & Myers, Inc.                                                      1,900         30,723
The Manitowoc Company, Inc.                                                1,761         15,250
Trinity Industries Inc                                                    12,600        198,576
                                                                                      2,356,898

MARINE - 0.1%
TBS International Ltd.                                                     2,200         22,066(a)

MEDIA - 2.9%
Arbitron, Inc.                                                            12,600        167,328
Interactive Data Corp.                                                    26,615        656,326
John Wiley & Sons, Inc. (Class A)                                          5,500        195,690
Morningstar, Inc.                                                          1,700         60,350(a)
                                                                                      1,079,694

METALS & MINING - 1.5%
Commercial Metals Co.                                                     13,300        157,871(h)

Compass Minerals International, Inc.                                       5,965        349,907
Olympic Steel, Inc.                                                        1,800         36,666
                                                                                        544,444

MULTI-UTILITIES - 0.5%
OGE Energy Corp.                                                           6,840        176,335

OFFICE ELECTRONICS - 0.3%
Zebra Technologies Corp. (Class A)                                         5,550        112,443(a)

OIL, GAS & CONSUMABLE FUELS - 3.6%
Clayton Williams Energy, Inc.                                                524         23,810(a)
Comstock Resources, Inc.                                                   2,800        132,300(a)
Concho Resources, Inc.                                                     1,600         36,512(a)
CVR Energy, Inc.                                                           4,687         18,748(a)
Encore Acquisition Co.                                                     4,300        109,736(a)
Goodrich Petroleum Corp.                                                   2,800         83,860(a)
James River Coal Co.                                                      13,300        203,889(a)
Petroleum Development Corp.                                                  300          7,221(a)
Petroquest Energy, Inc.                                                   20,450        138,242(a)
Plains Exploration & Production Co.                                        4,700        109,228(a)
Ship Finance International Ltd.                                            2,900         32,045
St. Mary Land & Exploration Co.                                            7,108        144,363
USEC, Inc.                                                                34,413        154,514(a)
Whiting Petroleum Corp.                                                    3,600        120,456(a)
                                                                                      1,314,924

PERSONAL PRODUCTS - 1.1%
Alberto-Culver Co.                                                         1,900         46,569
American Oriental Bioengineering, Inc.                                    10,241         69,536(a)
Bare Escentuals, Inc.                                                     14,200         74,266(a)
Chattem, Inc.                                                              2,800        200,284(a)
                                                                                        390,655

PHARMACEUTICALS - 0.3%
KV Pharmaceutical Co. (Class A)                                            1,100          3,168(a)
Obagi Medical Products, Inc.                                               4,900         36,554(a)
The Medicines Co.                                                          4,367         64,326(a)
                                                                                        104,048

PROFESSIONAL SERVICES - 1.3%
Administaff, Inc.                                                          7,100        153,928
CoStar Group, Inc.                                                         4,000        131,760(a)
First Advantage Corp. (Class A)                                            5,500         77,825(a)
Hudson Highland Group, Inc.                                                4,032         13,507(a)
Kforce, Inc.                                                               6,244         47,954(a)
LECG Corp.                                                                 2,700         18,117(a)
Spherion Corp.                                                            10,680         23,603(a)
                                                                                        466,694

REAL ESTATE INVESTMENT TRUSTS - 3.8%
BioMed Realty Trust, Inc. (REIT)                                          21,793        255,414
Digital Realty Trust, Inc. (REIT)                                          4,970        163,265
Federal Realty Investment Trust (REIT)                                     3,257        202,194
Healthcare Realty Trust Inc. (REIT)                                       13,000        305,240
Omega Healthcare Investors, Inc. (REIT)                                   29,415        469,757
                                                                                      1,395,870

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
FirstService Corp.                                                         7,100         92,868(a)

ROAD & RAIL - 2.2%
Genesee & Wyoming, Inc. (Class A)                                         13,521        412,391(a)
Landstar System, Inc.                                                      3,600        138,348
Old Dominion Freight Line, Inc.                                            9,247        263,170(a)
                                                                                        813,909

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.6%
Ceva, Inc.                                                                 3,000         21,000(a)
Hittite Microwave Corp.                                                    5,100        150,246(a)
IXYS Corp.                                                                 7,870         65,006
Microsemi Corp.                                                            3,100         39,184(a)
MIPS Technologies Inc.                                                    19,000         21,090(a)
Omnivision Technologies, Inc.                                              4,331         22,738(a)
Rudolph Technologies, Inc.                                                17,279         60,995(a)
Semtech Corp.                                                             14,652        165,128(a)
Silicon Image, Inc.                                                        6,300         26,460(a)
Varian Semiconductor Equipment Associates, Inc.                            1,924         34,863(a)
                                                                                        606,710

SOFTWARE - 4.8%
ACI Worldwide, Inc.                                                        2,800         44,520(a)
Blackbaud, Inc.                                                           25,087        338,675
Blackboard, Inc.                                                           6,400        167,872(a)
Concur Technologies, Inc.                                                  4,291        140,831(a)
Factset Research Systems, Inc.                                             4,700        207,928
Jack Henry & Associates, Inc.                                              4,700         91,227
Micros Systems Inc.                                                       13,851        226,048(a)
NetSuite, Inc.                                                             8,300         70,052(a)
Opnet Technologies, Inc.                                                   3,100         30,566(a)
Parametric Technology Corp.                                               19,772        250,116(a)
Pegasystems, Inc.                                                          3,100         38,316
Solera Holdings, Inc.                                                      4,400        106,040(a)
Taleo Corp. (Class A)                                                      4,700         36,801(a)
Vasco Data Security International, Inc.                                    1,527         15,774(a)
                                                                                      1,764,766

SPECIALTY RETAIL - 3.2%
Aaron Rents, Inc.                                                         13,600        362,032
Aeropostale, Inc.                                                         12,600        202,860(a)
American Eagle Outfitters, Inc.                                           10,506         98,336
Systemax, Inc.                                                             3,095         33,333
The Buckle, Inc.                                                          10,307        224,899
The Wet Seal, Inc. (Class A)                                              14,185         42,129(a)
Tractor Supply Co.                                                         5,664        204,697(a)
                                                                                      1,168,286

TEXTILES APPAREL & LUXURY GOODS - 0.9%
Columbia Sportswear Co.                                                    4,470        158,104
Deckers Outdoor Corp.                                                        483         38,577(a)
Fossil, Inc.                                                               1,900         31,730(a)
Skechers U.S.A. Inc. (Class A)                                             3,500         44,870(a)
True Religion Apparel, Inc.                                                1,300         16,172(a)
Wolverine World Wide, Inc.                                                 1,800         37,872

                                                                                        327,325

THRIFTS & MORTGAGE FINANCE - 0.3%
Washington Federal, Inc.                                                   8,527        127,564

TRADING COMPANIES & DISTRIBUTORS - 0.4%
Applied Industrial Technologies, Inc.                                      3,900         73,788
Kaman Corp.                                                                1,800         32,634
TAL International Group, Inc.                                              2,800         39,480
                                                                                        145,902

TOTAL COMMON STOCK                                                                   35,399,905
   (COST $49,292,389)

OTHER INVESTMENTS - 0.0%*

GEI Investment Fund                                                                       8,150(k)
   (COST $14,818)

TOTAL INVESTMENTS IN SECURITIES                                                      35,408,055
   (COST $49,307,207)

SHORT-TERM INVESTMENTS - 5.1%

GE Money Market Fund Institutional Class                                              1,869,156(d,p)
 1.02%
 (COST $1,869,156)

TOTAL INVESTMENTS                                                                    37,277,211
   (COST $51,176,363)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (1.4)%                                    (500,529)
                                                                                   ------------
NET ASSETS  - 100.0%                                                               $ 36,776,682
                                                                                   ============

OTHER INFORMATION

The GE Small-Cap Equity Fund had the following written options contracts open at December 31, 2008 (unaudited):

                                                                                  NUMBER
                                                        EXPIRATION     STRIKE       OF
CALL OPTIONS                                               DATE         PRICE    CONTRACTS   VALUE
------------------------------------------------       ------------   --------   ---------   -----
Cullen Frost Bankers Inc.                              January 2009      3.3       (84)      (420)

        NOTES TO SCHEDULES OF INVESTMENTS December 31, 2008 (unaudited)

(a)   Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, these securities amounted to $ 40,528,061; $ 1,061,474; $ 6,377,400;$ 327,554 and $ 156,260; or 5.12%,
      0.93%, 5.18%,0.30% and 0.13% of net assets for the GE Money Market Fund, GE Strategic Investment Fund, GE Fixed Income Fund, GE Short-Term Government Fund and GE Government Securities Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)   Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At December 31, 2008, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at December 31, 2008.

(j)   All or a portion of the security out on loan.

(k) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Investment Trust.

(l) Escrowed to maturity. Bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest on such bonds.

(m) Pre refunded Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(n) The security is insured by AMBAC, FSA, MBIA and FGIC. The GE Tax-Exempt Fund had insurance concentrations of 5% or greater as of December 31, 2008 (as a percentage of net assets) as follows:

      FSA         11.48%

      AMBAC        9.58%

      FGIC         7.21%

(o) Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(p) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GE Money Market Fund.

(q) Illiquid securities. At December 31, 2008, these securities amounted to $ 452,869; $ 1,103,030 and $ 1,988,267; or 0.40%, 0.90%and 1.80% of net
      assets for the GE Strategic Investment Fund, GE Fixed Income Fund and GE Short Term Government Fund respectively. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(r) Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(s) Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based

(t)   Fair Valued Securities.

The maturity date disclosed for fixed income securities represents the earlier of the first call date, the next interest reset date or the ultimate maturity date.

*     Less than 0.1%.

Abbreviations:

ADR           American Depository Receipt
AMBAC         AMBAC Indemnity Corporation
FGIC          Financial Guaranty Insurance Corporation
FSA           Financial Security Assurance
GDR           Global Depository Receipt
MBIA          Municipal Bond Investors Assurance Corporation
REGD.         Registered
REIT          Real Estate Investment Trust
REMIC         Real Estate Mortgage Investment Conduit
SPDR          Standard & Poor's Depository Receipts
STRIPS        Separate Trading of Registered Interest and Principal of Security
NVDR          Non-Voting Depository Receipt
TBA           To be Announced



The funds adopted FASB Statement No. 157, Fair Value Measurements (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the funds' investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the funds.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the funds; 2)quoted prices for identical or similar securities to those of the funds that trade in markets in which there are few transactions or the quoted prices are not current; 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and; 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser's own assumptions.

Other financial instruments are derivative instruments that are not reflected in Total Investments,such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.


GE U.S. Equity Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	 $268,349,806 	 $556,150 	 $- 	     $268,905,956
Other Financial
   Instruments   $7,950 	 $- 	         $- 	     $7,950

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 09/30/08			$ -	        $-
   Accrued discounts/premiums		$ -	        $-
   Realized gain (loss)			$ -	        $-
   Change in unrealized appreciation/
                         (depreciation)	$ -	        $-
   Net purchases (sales)		$ -	        $-
   Net transfers in and out of Level 3  $ -	        $-
Balance at 12/31/08			$ -	        $-




GE Core Value Equity Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$31,023,444 	$11,302 	$- 	    $31,034,746
Other Financial
   Instruments  $19,800 	$- 	        $- 	    $19,800

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 09/30/08			$-		$-
   Accrued discounts/premiums		$-		$-
   Realized gain (loss)			$-		$-
   Change in unrealized appreciation/
                         (depreciation)	$-		$-
   Net purchases (sales)		$-		$-
   Net transfers in and out of Level 3  $-		$-
Balance at 12/31/08			$-		$-


GE Small-Cap Equity Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	 $37,269,061 	$8,150          $- 	    $37,277,211
Other Financial
   Instruments   $(420)	        $- 	        $- 	    $(420)

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 09/30/08			$-		$-
   Accrued discounts/premiums		$-		$-
   Realized gain (loss)			$-		$-
   Change in unrealized appreciation/
                         (depreciation)	$-		$-
   Net purchases (sales)		$-		$-
   Net transfers in and out of Level 3  $-		$-
Balance at 12/31/08			$-		$-


GE Global Equity Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$39,693,010 	$25,554 	$- 	   $39,718,564
Other Financial
   Instruments  $(1,448)	$- 	        $-         $(1,448)


Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 09/30/08			$-		$-
   Accrued discounts/premiums		$-		$-
   Realized gain (loss)			$-		$-
   Change in unrealized appreciation/
                         (depreciation)	$-		$-
   Net purchases (sales)		$-		$-
   Net transfers in and out of Level 3  $-		$-
Balance at 12/31/08			$-		$-


GE International Equity Fund


		Level 1		Level 2		Level 3		Total
Investments in
   Securities	 $42,210,755    $15,478 	$- 	   $42,226,233
Other Financial
   Instruments   $(151)	        $- 	        $- 	   $(151)


Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 09/30/08			$-		$-
   Accrued discounts/premiums		$-		$-
   Realized gain (loss)			$-		$-
   Change in unrealized appreciation/
                         (depreciation)	$-		$-
   Net purchases (sales)		$-		$-
   Net transfers in and out of Level 3  $-		$-
Balance at 12/31/08			$-		$-


GE Premier Growth Equity Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$129,445,152 	$12,043 	$- 	   $129,457,195
Other Financial
   Instruments  $4,900  	$- 	        $- 	   $4,900

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 09/30/08			$-		$-
   Accrued discounts/premiums		$-		$-
   Realized gain (loss)			$-		$-
   Change in unrealized appreciation/
                         (depreciation)	$-		$-
   Net purchases (sales)		$-		$-
   Net transfers in and out of Level 3  $-		$-
Balance at 12/31/08			$-		$-


GE Total Return Fund


		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$87,690,278     $32,639,398     $354,656    $120,684,332
Other Financial
   Instruments  $22,440 	$- 	        $- 	    $22,440

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 09/30/08			$710,279	$-
   Accrued discounts/premiums		$(341)		$-
   Realized gain (loss)			$(3,893)	$-
   Change in unrealized appreciation/
                         (depreciation)	$(135,976)	$-
   Net purchases (sales)		$(54,082)	$-
   Net transfers in and out of Level 3  $(161,331)	$-
Balance at 12/31/08			$354,656	$-
Unrealized loss at 12/31/08             $(352,161)      $-


GE Short-Term Government Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$964,662 	$108,287,687 	$368,306      $109,620,655
 Other Financial
   Instruments  $- 	        $- 	        $- 	      $-



Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 09/30/08			$50,523		$-
   Accrued discounts/premiums		$2,505		$-
   Realized gain (loss)			$(3,444)	$-
   Change in unrealized appreciation/
                         (depreciation)	$(75,922)	$-
   Net purchases (sales)		$(394,644)	$-
   Net transfers in and out of Level 3  $-		$-
Balance at 12/31/08			$368,306	$-
Unrealized loss at 12/31/08             $(104,678)      $-



GE Government Securities Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	 $571,476 	$126,742,787 	$- 	  $127,314,263
Other Financial
   Instruments   $418,655 	$- 	        $- 	  $418,655

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 09/30/08			$-		$-
   Accrued discounts/premiums		$-		$-
   Realized gain (loss)			$-		$-
   Change in unrealized appreciation/
                         (depreciation)	$-		$-
   Net purchases (sales)		$-		$-
   Net transfers in and out of Level 3  $-		$-
Balance at 12/31/08			$-		$-


GE Tax-Exempt Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities   $1,461,599      $30,883,428 	$- 	   $32,345,027
Other Financial
   Instruments  $- 	        $- 	        $- 	   $-

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 09/30/08			$ -	        $-
   Accrued discounts/premiums		$ -	        $-
   Realized gain (loss)			$ -	        $-
   Change in unrealized appreciation/
                         (depreciation)	$ -	        $-
   Net purchases (sales)		$ -	        $-
   Net transfers in and out of Level 3  $ -	        $-
Balance at 12/31/08			$ -	        $-


GE Fixed Income Fund


		Level 1		Level 2		Level 3		Total
Investments in
   Securities   $19,936,644 	$125,707,762    $1,480,143 	$147,124,549
 Other Financial
   Instruments  $139,050 	$- 	        $- 	        $139,050

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 09/30/08			$2,850,143 	$-
   Accrued discounts/premiums		$528 	        $-
   Realized gain (loss)			$(17,779)	$-
   Change in unrealized appreciation/
                         (depreciation)	$(548,235)      $-
   Net purchases (sales)		$(212,086)      $-
   Net transfers in and out of Level 3  $(592,428)      $-
Balance at 12/31/08			$1,480,143      $-
Unrealized loss at 12/31/08             $(1,208,877)    $-


GE Money Market Fund


		Level 1		Level 2		Level 3		Total
Investments in
   Securities    $- 	        $795,974,864 	$- 	    $795,974,864
  Other Financial
   Instruments   $- 	        $- 	        $- 	    $-

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 09/30/08			$ -	        $-
   Accrued discounts/premiums		$ -	        $-
   Realized gain (loss)			$ -	        $-
   Change in unrealized appreciation/
                         (depreciation)	$ -	        $-
   Net purchases (sales)		$ -	        $-
   Net transfers in and out of Level 3  $ -	        $-
Balance at 12/31/08			$ -	        $-



ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Funds

By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Funds

Date:  February 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and theInvestment Company Act of 1940, this Report has been signed below by thefollowing persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Funds

Date:  February 23, 2009


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, GE Funds

Date:  February 23, 2009